                           Registration No. 33-83798

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933


                        Post-Effective Amendment No. 3
                                    and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                      Post-Effective Amendment No. /3/


           Massachusetts Mutual Variable Annuity Separate Account 3
           --------------------------------------------------------
                          (Exact Name of Registrant)

                  Massachusetts Mutual Life Insurance Company
                  -------------------------------------------
                              (Name of Depositor)

              1295 State Street, Springfield, Massachusetts 01111
             ----------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (413) 788-8411

                               Thomas F. English
                  -------------------------------------------
                    (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box)


         immediately upon filing pursuant to paragraph (b) of Rule 485.
 ---
  X      on May 1, 1997 pursuant to paragraph (b) of Rule 485.
 ---
         60 days after filing pursuant to paragraph (a) of Rule 485.
 ---
         on (date) pursuant to paragraph (a) of Rule 485.
 ---

                       STATEMENT PURSUANT TO RULE 24f-2


The Registrant has registered an indefinite number or amount of its variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1996 was filed on or about February 28, 1997.

                           CROSS REFERENCE TO ITEMS
                             REQUIRED BY FORM N-4


N-4 Item                                            Caption in Prospectus
--------                                            ---------------------
1.................................................  Cover Page

2.................................................  Glossary

3.................................................  Table of Fees & Expenses

4.................................................  To be filed by Amendment

5.................................................  MassMutual, Oppenheimer,
                                                    the Separate Account and the Trusts

6.................................................  Contract Charges;
                                                    Distribution

7.................................................  Miscellaneous Provisions;
                                                    An Explanation of the
                                                    Contracts; Reservation of
                                                    Rights; Contract Owner's
                                                    Voting Rights


8.................................................  The Annuity (Pay-Out)
                                                    Period

9.................................................  The Death Benefit

10................................................  The Accumulation (Pay-In)
                                                    Period; Distribution

11................................................  Right to Return Contract;
                                                    Redemption Privilege

12................................................  Federal Tax Status

13................................................  None

14................................................  Additional Information

                                                   Caption in Statement of
                                                   -----------------------
                                                   Additional Information
                                                   ----------------------

15..............................................  Cover Page

16..............................................  Table of Contents

17..............................................  General Information

18..............................................  Service Arrangements and Distribution

19..............................................  Performance Measures

20..............................................  Contract Value Calculations


21..............................................  Report of Independent
                                                  Accountants and
                                                  Financial Statements

MassMutual and Affiliated Companies Service Center
ALLIANCE-ONE Services, L.P.
301 West 11th Street
Kansas City, MO  64105
(800) 258-4511
     or
P. O. Box 419607
Kansas City, MO  64141-1007


                                   PROSPECTUS
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
              OPPENHEIMERFUNDS LIFETRUST VARIABLE ANNUITY CONTRACT
            MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 3

                                  May 1, 1997

This prospectus (the "Prospectus") describes a flexible purchase payment individual variable annuity contract (the "Contract") issued by Massachusetts Mutual Life Insurance Company ("MassMutual"). The Contract provides for the accumulation of contract values prior to maturity and for the distribution of annuity benefits thereafter.

Purchase payments may be allocated among the thirteen Divisions of Massachusetts Mutual Variable Annuity Separate Account 3 (the "Separate Account"), and, in the majority of states, a Fixed Account with a Market Value Adjustment feature (the "Fixed Account" or the "Market Value Adjustment Account"). Purchase payments allocated to a Division of the Separate Account will be invested in a corresponding fund (a "Fund") of either MML Series Investment Fund (the "MML Trust") or Oppenheimer Variable Account Funds (the "Oppenheimer Trust" - collectively MML Trust and Oppenheimer Trust are referred to as the "Trusts"). The Trusts are both open-end, management investment companies suitable for use with variable annuity contracts. The Prospectus for MML Trust, which is attached to this Prospectus, describes the investment objectives and risks of investing in the four available MML Funds: MML Equity Fund; MML Money Market Fund; MML Managed Bond Fund; and MML Blend Fund. Similarly, the Prospectus for the Oppenheimer Trust describes the investment objectives and risks of investing in the nine available Oppenheimer Funds: Oppenheimer Money Fund; Oppenheimer High Income Fund; Oppenheimer Bond Fund; Oppenheimer Capital Appreciation Fund; Oppenheimer Growth Fund; Oppenheimer Multiple Strategies Fund; Oppenheimer Global Securities Fund; Oppenheimer Strategic Bond Fund; and Oppenheimer Growth & Income Fund.

Annuity benefits can be either fixed or variable amounts or a combination of both. The Contract value prior to maturity, except for amounts allocated to the Fixed Account, and the amount of any variable annuity payments thereafter will vary with the investment performance of the Funds which You have selected. MassMutual serves as depositor for the Separate Account.

This Prospectus sets forth the information that a prospective investor ought to know before investing. Certain additional information about the Contract is contained in a Statement of Additional Information dated May 1, 1997 which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available upon written or oral request and without charge from the Service Center.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY THE PROSPECTUSES OF BOTH THE OPPENHEIMER VARIABLE ACCOUNT FUNDS AND THE MML SERIES FUND, WHICH ARE ATTACHED HERETO. ADDITIONALLY, IN STATES WHERE THE FIXED ACCOUNT IS OFFERED, THIS PROSPECTUS MUST ALSO BE ACCOMPANIED BY A PROSPECTUS FOR THE FIXED ACCOUNT.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

All Contracts are serviced through MassMutual's Service Center. MassMutual's Home Office is located in Springfield, Massachusetts. MassMutual's Principal Administrative Office is located at 1295 State Street Springfield, Massachusetts 01111-0001.

Contents

                                                                           Page
Glossary................................................................      3
Summary.................................................................      4
Table of Fees and Expenses..............................................      5
Condensed Financial Information.........................................      7
MassMutual, OppenheimerFunds, Inc.,
    The Separate Account and The Trusts.................................      8
 Massachusetts Mutual Life Insurance Company............................      8
 OppenheimerFunds, Inc..................................................      8
 The Separate Account...................................................      8
 The Trusts.............................................................      8
 Investments and Objectives of the Available Funds......................      9
An Explanation of the Contract..........................................     10
 General-Uses of the Contract...........................................     10
 The Accumulation (Pay-In) Period
  How Contracts May Be Purchased........................................     10
  Initial Purchase......................................................     10
  Subsequent Purchases..................................................     10
  Wire Transfer.........................................................     10
  Electronic Data Transmission of Application Information...............     10
  Allocation of Purchase Payments.......................................     10
  General Transfer Rules................................................     11
  Telephone Transfers...................................................     11
  Automatic Transfers...................................................     11
  Right to Return Contracts.............................................     12
  The Death Benefit.....................................................     12
  Redemption Privileges.................................................     12
  Automatic Partial Redemptions.........................................     13
  Tax Sheltered Annuity Redemption Restrictions.........................     13
 The Annuity (Pay-Out) Period
  Annuity Benefits......................................................     13
  Payment Options.......................................................     13
   Fixed Income Option..................................................     14
   Variable Monthly Income Option.......................................     14
   Fixed-Time Payment Option............................................     14
   Life Income Payments.................................................     14
   Joint-and-Survivor Life Income Payments..............................     14
   Joint-and-Survivor Life Income Payments (Two-Thirds to the Survivor).     14
   Payments After Death of Annuitant....................................     14
   Special Limitations..................................................     14
Charges and Deductions..................................................     15
 Asset Charge...........................................................     15
 Administrative Charge..................................................     15
 Contingent Deferred Sales Charge.......................................     15
 Premium Taxes..........................................................     16
 Fund Expenses..........................................................     16
The Fixed Account and the Market Value Adjustment Feature...............     16
 Market Value Adjustment................................................     16
Distribution............................................................     17
Miscellaneous Provisions................................................     17
 Termination of Liability...............................................     17
 Adjustment of Units and Unit Values....................................     17
 Periodic Statements....................................................     17
 Contract Owner's Voting Rights.........................................     17
 Reservation of Rights..................................................     18
Federal Tax Status......................................................     18
 Introduction...........................................................     18
 Tax Status of MassMutual...............................................     18
Taxation of Contracts in General........................................     18
 Penalty Taxes..........................................................     19
 Annuity Distribution Rules of Section 72(s)............................     19
 Tax Withholding........................................................     19
 Tax Reporting..........................................................     19
 Taxation of Qualified Plans, TSAs and IRAs.............................     19
Performance Measures....................................................     20
 Standardized Average Annual Total Return...............................     20
 Additional Performance Measures........................................     20
Additional Information..................................................     21


Glossary

As used in this Prospectus, the following terms mean:

Accumulated Amount: For each amount credited to a Segment of the Fixed Account the Accumulated Amount on any date is the amount credited to the Segment accumulated to that date at the Guaranteed Rate for that amount.

Accumulated Value: The value of a Contract on or prior to the Maturity Date equal to the Variable Value plus the Fixed Value.

Accumulation Period: The period prior to the Maturity Date, during the lifetime of the Annuitant and Contract Owner.

Accumulation Unit: A unit of measurement used in determining the value of amounts credited to a Contract in a Division of the Separate Account on or prior to the Maturity Date.

Annuitant: The person on whose life the Contract is issued.

Annuity Unit: A unit of measurement used in determining the amount of each Variable Monthly Income payment.

Application: The document executed by a Contract Owner evidencing his or her desire to purchase a Contract.

Beneficiary: The person(s) or entity(ies) designated by the Contract Owner to receive a death benefit under the Contract, if any, upon the death of the Contract Owner or the Annuitant.

Cash Redemption Value: The value of a Contract which a Contract Owner will receive if the Contract is redeemed, equal to Accumulated Value less Administrative Charges, Sales Charges, premium taxes, and a Market Value Adjustment, if any such charges are applicable.

Contract Date: The Date used to determine the Annuitant's age at the commencement of the Contract and to determine the start of the first Contract Year.

Contract Owner(s): The owner (and in some instances the owners) of a Contract. Contract Owners may include the Annuitant, another individual, an employer, a trust, or any entity specified in an employee benefit plan. If the Contract is issued under Section 403(b), Section 408(b) or Section 408(k) of the Internal Revenue Code, the Contract Owner must be the Annuitant.

Contract Year: A period of 12 months starting on the Contract Date and on each anniversary of the Contract Date.

Division(s): A sub-account of the Separate Account, the assets of which consist of shares of a specified Fund of either the MML Trust or the Oppenheimer Trust.

Expiration Date: The Date on which the Guarantee Period for an Accumulated Amount ends.

Fixed Account: In certain states, the Contract offers a Fixed Account which pays interest at a Guaranteed Rate on amounts credited to a particular Segment. If such amounts are withdrawn prior to the end of the Guarantee Period, a Market Value Adjustment will be made. Assets attributable to the Fixed Account are not included in assets which are allocated to the Divisions of the Separate Account.

Fixed Income: A benefit providing for periodic payments of a fixed dollar amount throughout the annuity period. The benefit does not vary with, or reflect the investment performance of, any Division of the Separate Account.

Fixed Value: On any date, the Fixed Value of the Contract is the sum of the Accumulated Amounts credited to all Segments of the Fixed Account.

Funds: The thirteen separate series of shares of Oppenheimer Variable Account Funds and MML Series Investment Fund, both of which are open-end, diversified management investment companies, registered with the Securities and Exchange Commission, in which the Divisions of the Separate Account invest.

Guarantee Period: The period for which interest accrues at the Guaranteed Rate on an amount credited to a Segment. Guarantee Periods range in whole-year periods from one to ten years.

Guaranteed Rate: The effective annual interest rate MassMutual uses to accrue interest on an amount credited to a Segment as of a certain date. Guarantee Rates are level for the entire Guarantee Period and are fixed at the time an amount is credited to the Segment.

Market Value Adjustment ("MVA"): An adjustment made to the amount that the Contract Owner will receive if money is taken from an Accumulated Amount prior to the Expiration Date of its Guarantee Period.

Maturity Date: The date designated by the Contract Owner as of which Variable Monthly Income payments (or, if elected, Fixed Income payments or a payment in one sum) will begin. This date may be no later than the Annuitant's 90th birthday (unless an earlier date is required by law.)

Maturity Value: The Cash Redemption Value of a Contract at Maturity.

Non-Qualified Contract: A Contract not used in connection with a retirement plan receiving favorable federal income tax treatment under Sections 401, 403(b), or 408 of the Internal Revenue Code.

Purchase Payment: An amount paid to MassMutual by, or on behalf of, the Annuitant.

Qualified Contract: A Contract used in connection with a retirement plan receiving favorable federal income tax treatment under Sections 401, 403(b), or 408 of the Internal Revenue Code.

Segment: All Guarantee Periods of a given length constitute a Segment. Segments for all Guarantee Periods may not be available at one time.

Service Center: The office at which the administration of the Contract occurs.

Valuation Date: A valuation date is any date on which the net asset value of the shares of the Funds is determined. Generally, this will be any date on which the New York Stock Exchange (or its successor) is open for trading.

Valuation Period: The period of time from the end of one Valuation Date to the end of the next Valuation Date.

Valuation Time: The time of the close of the New York Stock Exchange (currently 4:00 p.m. New York time) on a Valuation Date. All actions to be performed on a Valuation Date will be performed as of the Valuation Time.

Variable Monthly Income: A benefit providing for monthly payments that vary with, and reflect the investment performance of, one or more Divisions of the Separate Account.

Variable Value: On any date, the Variable Value of a Contract is the sum of the values of the Accumulation Units credited to each Division of the Separate Account. The value in each Division is equal to the Accumulation Unit Value multiplied by the number of units in that Division You own.

You or Your refers to the Contract Owner.

Summary

THE NATURE OF THE CONTRACT

The product described in this Prospectus is a flexible premium variable annuity contract. (See - The Accumulation (Pay-In) Period). It is designed to allow a Contract Owner to accumulate values over time for uses such as retirement planning.

Generally, the Contract is purchased by completing an application and submitting it for approval together with an initial premium payment to MassMutual through Your registered representative. The minimum initial premium is $2,000.

PURCHASING THE CONTRACT

Contracts may be purchased by both Qualified Plans and by individuals or entities not qualifying for favorable tax treatment under the Internal Revenue Code. The Contracts are also available for certain Tax Sheltered Annuities and Individual Retirement Annuities.

INVESTMENTS UNDER THE
CONTRACT


The Contract offers 13 separate investment Divisions to which a Contract Owner may allocate money. The Divisions offered represent a wide range of investment strategies, including money market, bond, blend, global securities, equity, and high-income (junk bond) funds, among others. Additionally, a Fixed Account with a Market Value Adjustment feature is available in the majority of states. For more information concerning available investments please review the Separate Account and the Fixed Account discussion of this prospectus.

INQUIRIES CONCERNING THE
CONTRACT

If You have questions about the Contract, please either consult Your registered representative or contact a customer service representative at the Service Center.

TRANSFERS

Currently, during the Accumulation Period You may make up to 14 transfers per Contract Year among the Divisions without incurring a charge. MassMutual reserves the right to charge a fee of $20 for transfers in excess of 4 transfers per Contract Year. In the annuity pay-out period, You may make transfers once every three months. Additionally, subject to certain limitations, You may make transfers to and from amounts held in the Fixed Account. (See - General Transfer Rules.)

REDEMPTION RIGHTS

You may redeem all or part of the Contract's Accumulated Value at any time prior to the Maturity Date. All redemptions may be subject to a Sales Charge. Redemptions from the Fixed Account may be subject to a Market Value Adjustment. Please note that redemptions may result in the imposition of penalty taxes. (See
- Contingent Deferred Sales Charge and Penalty Taxes.)

DEATH BENEFIT PRIOR TO MATURITY

If the Annuitant dies before the death of the Owner and before the Maturity Date, the Death Benefit will depend on the Annuitant's Age at the time that the Contract was issued. The beneficiary named in the Contract will receive the greater of: (a) the total of all purchase payments made to the Contract less all partial redemptions accumulated at 5% to Annuitant's 75th birthday and 0% thereafter, but not more than two times the difference between all purchase payments and all redemptions; or (b) the Accumulated Value of the Contract less any applicable Administrative Charge (and any Sales Charge, if the Annuitant's age on the Contract Date exceeds 75).

If the Contract Owner dies prior to the Maturity Date, the named beneficiary will receive the Cash Redemption Value of the Contract.

Please note that in some states, the Death Benefit described above may not be available. For more information concerning the available death benefits see The Death Benefit.

TAX TREATMENT

Under current law, during the accumulation phase of the Contract, the Contract's Accumulated Value is not taxed. If redemptions are made from the Contract prior to age 59 1/2, a ten percent (10%) federal income tax penalty will apply to the income portion of the withdrawal. In certain instances, the tax penalty will not apply. Please review Taxation of Contracts in General, for a more detailed description of the tax rules applicable to the Contract. Partial or full redemption of a Contract may require MassMutual to withhold 20% of the amount redeemed, as more fully described in the Taxation of Qualified Plans, TSAs and IRAs.

RIGHT TO RETURN CONTRACT

The Contract entitles the purchaser to a 10-day revocation right more fully described under Right to Return Contracts.

CHARGES UNDER THE CONTRACT

MassMutual assesses certain charges for the administration and the mortality and expense risks associated with the Contract. MassMutual also assesses a contingent deferred sales charge (the "Sales Charge") if all or some of the value is redeemed prior to the expiration of a seven-year period following the date of each purchase payment.

Each Contract Year, MassMutual permits You to redeem, without a Sales Charge, up to 10% of the Contract's premiums that would otherwise be assessed a Sales Charge. For more information concerning this feature, please consult Contingent Deferred Sales Charge.

ASSET CHARGE

MassMutual currently imposes a charge of 1.40% on an annual basis against the assets held in the Separate Account. (MassMutual reserves the right to increase this fee to 1.50% see - Asset Charge.)

ADMINISTRATIVE CHARGE

An administrative charge, currently $30 (maximum $50) will be assessed annually on each Contract. This charge will be waived for Contracts which have an Accumulated Value of at least $50,000.

PREMIUM TAXES

Additionally, a deduction is made for premium taxes for purchase payments made into Contracts in certain jurisdictions where such tax applies. Currently, the applicable premium tax will be deducted at the time of redemption, death, maturity, or annuitization. (See - Premium Taxes.)


                           Table of Fees and Expenses


Contract Owner Transaction Expenses

Sales Load Imposed on Purchases..................None

Deferred sales load as a Percentage of Purchase Payments when withdrawn:

==============================================================================
  Full Years since payment      0   1   2   3   4   5   6   7 or more
------------------------------------------------------------------------------

  Percentage                    7%  6%  5%  4%  3%  2%  1%         0%
==============================================================================

Transfer Fee..................................None for first 14 transfers during the Accumulation Period ($20
                                              thereafter)**

Annual Administrative Charge*.................$30**

Separate Account Annual Expenses
(as a percentage of average account values)...1.40%**

Mortality and Expense Risk Fee... 1.15%

Administrative Fee............... 0.15%

Death Benefit Fee................ 0.10%

Portfolio Annual Charges and Expenses (as a percentage of Fund average net assets)***


                                      Management      Other    Total Portfolio
                                         Fees        Expenses  Annual Expenses
MML Equity Fund                         0.38%         0.00%        0.38%
MML Money Market Fund                   0.49%         0.03%        0.52%
MML Managed Bond Fund                   0.48%         0.03%        0.51%
MML Blend Fund                          0.37%         0.00%        0.37%
Oppenheimer Money Fund                  0.45%         0.04%        0.49%
Oppenheimer High Income Fund            0.75%         0.06%        0.81%
Oppenheimer Bond Fund                   0.74%         0.04%        0.78%
Oppenheimer Capital Appreciation Fund   0.72%         0.03%        0.75%
Oppenheimer Multiple Strategies Fund    0.73%         0.04%        0.77%
Oppenheimer Growth Fund                 0.75%         0.06%        0.81%
Oppenheimer Global Securities Fund      0.73%         0.08%        0.81%
Oppenheimer Strategic Bond Fund         0.75%         0.10%        0.85%
Oppenheimer Growth & Income Fund        0.75%         0.25%        1.00%

  *The Administrative Charge will be waived if the Accumulated Value is at least
   $50,000 when the Administrative Charge would  be deducted.

  **These fees and charges are shown on a current basis. MassMutual reserves the
    right to raise such charges up to $50, and   1.50% respectively. For more
    information please see - Charges and Deductions.
  ***The expenses listed are for the year ended December 31, 1996.

EXAMPLE:

You would pay the following cumulative expenses on a $1,000 investment assuming a 5% annual return on assets:

If Your Contract is redeemed at the end of the year:



                           Year        1           3          5        10

MML Equity Fund                      $ 82       $ 104       $ 129     $ 221
MML Money Market Fund                  83         109         136       236
MML Managed Bond Fund                  84         108         136       235
MML Blend Fund                         82         104         129       220
Oppenheimer Money Fund                 83         108         135       233
Oppenheimer High Income Fund           87         117         151       266
Oppenheimer Bond Fund                  86         117         150       263
Oppenheimer Capital Appreciation Fund  86         116         148       260
Oppenheimer Multiple Strategies Fund   86         116         149       262
Oppenheimer Growth Fund                87         117         151       266
Oppenheimer Global Securities Fund     87         117         151       266
Oppenheimer Strategic Bond Fund        87         119         153       270
Oppenheimer Growth & Income Fund       88         123         161       285


If Your Contract is not redeemed at the end of the year:

                           Year         1          3           5        10
MML Equity Fund                         19         59         102       221
MML Money Market Fund                   21         64         109       236
MML Managed Bond Fund                   21         63         109       235
MML Blend Fund                          19         59         102       220
Oppenheimer Money Fund                  20         63         108       233
Oppenheimer High Income Fund            24         72         124       266
Oppenheimer Bond Fund                   23         72         123       263
Oppenheimer Capital Appreciation Fund   23         71         121       260
Oppenheimer Multiple Strategies Fund    23         71         122       262
Oppenheimer Growth Fund                 24         72         124       266
Oppenheimer Global Securities Fund      24         74         126       270
Oppenheimer Strategic Bond Fund         24         74         126       270
Oppenheimer Growth & Income Fund        25         78         134       285


The purpose of the table set forth above is to assist You in understanding the various costs and expenses that Contract Owners bear directly or indirectly. The table is based on estimated amounts for the most recent fiscal year and reflects the expenses of the Separate Account and the Trusts, adjusted to reflect changes in management fee rates and a voluntary expense limitation. The table does not reflect the deduction of premium taxes.

For the purpose of calculating the expenses in the above examples, we have converted the $30 annual administrative charge to a 0.11% annual asset charge based on an average contract size of $27,500.

Converted in this way, this annual charge (on a percentage basis) would be higher for smaller contracts and lower for larger contracts. No annual Administrative Charge is assessed on contracts with accumulated values of $50,000 or more.

The above examples should not be considered representative of past or future expenses; actual expenses may be more or less than those shown.

Condensed Financial Information


            Massachusetts Mutual Variable Annuity Separate Account 3
                     Accumulation Unit Values (Audited)

                                        December 31, December 31,  *December 31,
                                           1996         1995           1994

MML Equity Division                        $1.53       $1.29           $1.00
MML Money Market Division                  $1.08       $1.05           $1.00
MML Managed Bond Division                  $1.21       $1.18           $1.01
MML Blend Division                         $1.37       $1.22           $1.00
Oppenheimer Money Division                 $1.09       $1.05           $1.00
Oppenheimer High Income Division           $1.31       $1.15           $ .97
Oppenheimer Bond Division                  $1.18       $1.15           $ .99
Oppenheimer Capital Appreciation Division  $1.55       $1.31           $1.00
Oppenheimer Multiple Strategies Division   $1.34       $1.18           $ .99
Oppenheimer Growth Division                $1.64       $1.32           $ .98
Oppenheimer Global Securities Division     $1.10       $ .95           $ .94
Oppenheimer Strategic Bond Division        $1.24       $1.12           $ .98
Oppenheimer Growth & Income Division**     $1.63       $1.24            N/A

   *Public offering commenced on November 14, 1994. All accumulation unit values were $1.00 on November 14, 1994.
  **Public offering commenced July 3, 1995.

            Massachusetts Mutual Variable Annuity Separate Account 3
             Number of Accumulation Units Outstanding (Audited)

                                        December 31,  December 31,  *December 31,
                                           1996          1995           1994
MML Equity Division                     2,495,560      542,624         5,129
MML Money Market Division               3,836,345    1,694,677         5,124
MML Managed Bond Division               1,246,028      495,106         5,124
MML Blend Division                      1,947,038      524,702         5,127
Oppenheimer Money Division              3,752,549    2,455,934         5,098
Oppenheimer High Income Division        7,373,483    2,120,456         5,099
Oppenheimer Bond Division               2,024,349      648,667         5,097
Oppenheimer Capital
 Appreciation Division                  9,689,946    1,975,551         5,101
Oppenheimer Multiple
Strategies Division                     8,309,575    3,911,239         5,100
Oppenheimer Growth Division            12,630,598    2,770,419         5,505
Oppenheimer Global
 Securities Division                   10,658,741    2,634,152         5,502
Oppenheimer Strategic
 Bond Division                         15,659,377    4,395,241         5,000
Oppenheimer Growth &
 Income Division**                     14,516,671    1,681,775           N/A

   *Public offering commenced on November 14, 1994.
  **Public offering commenced July 3, 1995.


Financial Statements

For financial statements and other information concerning the financial condition of Massachusetts Mutual Variable Annuity Separate Account 3 and of MassMutual, see the Statement of Additional Information.

Massachusetts Mutual Life Insurance
Company, OppenheimerFunds, Inc.,
The Separate Account and
The Trusts

MASSACHUSETTS MUTUAL LIFE
INSURANCE COMPANY

Massachusetts Mutual Life Insurance Company ("MassMutual") is a mutual life insurance company chartered in 1851 under the laws of Massachusetts. Its Home Office is located in Springfield, Massachusetts. MassMutual is licensed to transact life, accident, and health insurance business in all fifty states of the United States, the District of Columbia, Puerto Rico and certain provinces of Canada. It also has approval to write variable annuity business in all states.

On February 29, 1996, the merger of Connecticut Mutual Life Insurance Company ("Connecticut Mutual") with and into MassMutual was completed. The separate existence of Connecticut Mutual has ceased. MassMutual continues its corporate existence under its current name. The merger does not affect any provisions of, or rights or obligations under, policies or contracts previously issued by MassMutual. MassMutual has estimated statutory assets in excess of $55 billion, and estimated total assets under management in excess of $130 billion.

OPPENHEIMERFUNDS, INC.

OppenheimerFunds, Inc. (``OFI'') is a corporation organized under the laws of the state of Colorado. It has operated as an investment adviser since April 30, 1959. It (including a subsidiary) currently advises U.S. investment companies with assets aggregating over $62 billion as of December 31, 1995, and having more than 3 million shareholder accounts. OFI is owned by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of OFI, and ultimately controlled by MassMutual.

THE SEPARATE ACCOUNT

Massachusetts Mutual Variable Annuity Separate Account 3 (the "Separate Account") was established on January 12, 1994. It is a separate account of MassMutual registered with the Securities and Exchange Commission as a unit investment trust. The Separate Account meets the definition of a Separate Account under Rule 0-1(e) under the Investment Company Act of 1940.

The Separate Account is divided into Divisions. Each Division invests in corresponding shares of either MML Series Investment Trust ("MML Trust") or Oppenheimer Variable Account Funds ("Oppenheimer Trust"). The value of both Accumulation Units and Annuity Units in each Division reflects the investment results of its underlying Funds. Please note that MassMutual reserves the right to add, or substitute Divisions, create new separate accounts, in some cases restrict Funds, and to invest in shares of other series of the Trusts or of other registered, open-end investment companies. See -Reservation of Rights.

Although MassMutual owns the assets of the Separate Account, assets of the Separate Account equal to the reserves and other Contract liabilities which depend on the investment performance of the Separate Account and are not chargeable with liabilities arising out of any other business MassMutual may conduct. The income and capital gains and losses, realized or unrealized, of each Division of the Separate Account are credited to or charged against such Division without regard to the income and capital gains and losses of the other Divisions or other accounts of MassMutual. This state law provision has been supported in several recent decisions in states reviewing this issue. All obligations arising under a Contract, however, are general corporate obligations of MassMutual.

THE TRUSTS

Each of the Trusts described below has separate assets and liabilities and a separate net asset value per share. An investor's interest in a Separate Account is limited to the Fund(s) in which shares are held. Since market risks are inherent in all securities to varying degrees, assurance cannot be given that the investment objective of any of the Funds will be met.

Financial Statements for the Oppenheimer Trust and for the MML Trust are contained in their respective Statements of Additional Information.

Additional information concerning the investment objectives and policies of the Funds can be found in the current prospectuses for the Trusts which are attached to this prospectus and should be read carefully before making any decision concerning allocation of premium payments.

Oppenheimer Trust

Oppenheimer Trust is a no-load, open-end management investment company organized as a Massachusetts business trust in 1984. It consists of nine separate Funds - Oppenheimer Money Fund, Oppenheimer Bond Fund and Oppenheimer Growth Fund, all organized in 1984; Oppenheimer High Income Fund, Oppenheimer Capital Appreciation Fund, and Oppenheimer Multiple Strategies Fund, all organized in 1986; Oppenheimer Global Securities Fund, organized in 1990; Oppenheimer Strategic Bond Fund, organized in 1993; and Oppenheimer Growth & Income Fund, organized in 1995. OFI serves as the investment adviser to Oppenheimer Trust. OFI is registered as an investment adviser under the Investment Advisers Act of 1940.

MML Trust

MML Trust is a diversified, open-end management investment company having four series of shares (the "MML Funds"), each of which has different investment objectives designed to meet different investment needs. These Funds include: MML Equity Fund organized in 1971; MML Money Market Fund and MML Managed Bond Fund organized in 1981; and MML Blend Fund organized in 1983. Concert Capital Management, Inc. ("Concert") served as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993 - 1996. Concert merged with and into David L. Babson & Company, Inc. ("Babson") effective December 31, 1996. Both Concert and Babson are wholly-owned subsidiaries of Babson Acquisition Corporation, which is a controlled subsidiary of MassMutual.

Thus, effective January 1, 1997, Babson serves as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund. Both MassMutual and Babson are registered as investment advisers under the Investment Advisers Act of 1940.

INVESTMENTS AND OBJECTIVES OF
THE AVAILABLE FUNDS:

MML Equity Fund

The assets of the MML Equity Fund are invested primarily in common stocks and other equity-type securities. The primary investment objective of the MML Equity Fund is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. A secondary investment objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate.

MML Money Market Fund

The assets of the MML Money Market Fund are invested in short-term debt instruments, including but not limited to commercial paper, certificates of deposit, bankers' acceptances, and obligations issued, sponsored, or guaranteed by the United States government or its agencies or instrumentalities. The investment objectives of the MML Money Market Fund are to achieve high current income, preservation of capital, and liquidity.

MML Managed Bond Fund

The assets of the MML Managed Bond Fund are invested primarily in publicly issued, readily marketable, fixed income securities of such maturities as MassMutual, as investment manager, deems appropriate from time to time in light of market conditions and prospects. The investment objective of the MML Managed Bond Fund is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital values.

MML Blend Fund

The assets of the MML Blend Fund are invested in a portfolio of common stocks and other equity-type securities, bonds and other debt securities with maturities generally exceeding one year, and money market instruments and other debt securities with maturities generally not exceeding one year. The investment objective of the MML Blend Fund is to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation-of-capital values.

Oppenheimer Money Fund

Oppenheimer Money Fund seeks the maximum current income from investments in "money market" securities consistent with low capital risk and maintenance of liquidity. Its shares are neither insured nor guaranteed by the U.S. Government, and there is no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share.

Oppenheimer High Income Fund

Oppenheimer High Income Fund seeks a high level of current income from investment in high yield, high-risk, fixed-income securities, including unrated securities or securities in the lower rating categories. These securities may be considered to be speculative. Please consult the Oppenheimer Trust Prospectus for a more complete discussion of the risks and investment objectives associated with this Fund.

Oppenheimer Bond Fund

Oppenheimer Bond Fund primarily seeks a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the Fund seeks capital growth when consistent with its primary objective.

Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund seeks to achieve capital appreciation by investing in "growth-type" companies.

Oppenheimer Growth Fund

Oppenheimer Growth Fund seeks to achieve capital appreciation by investing in securities of well-known established companies.

Oppenheimer Multiple Strategies Fund

Oppenheimer Multiple Strategies Fund seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

Oppenheimer Global Securities Fund

Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. This Fund's investments may be considered to be speculative.

Oppenheimer Strategic Bond Fund

Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund invests principally in: (i) foreign government and corporate debt securities; (ii) U.S. Government securities; and (iii) lower-rated high yield, high-risk debt securities. This Fund's investments may be considered to be speculative. Please consult the Oppenheimer Trust Prospectus for a more complete discussion of the risks and investment objectives associated with this Fund. All dividends and capital gains distributions paid by the Funds' shares are automatically reinvested in additional shares at their net asset value determined on the distribution date.

Oppenheimer Growth & Income Fund

Oppenheimer Growth & Income Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

An Explanation of the Contract

The principal provisions of the Contract are described below. If You desire additional information, You should refer to the Contract and to the Statement of Additional Information. For a complete understanding of Your rights, You should also review any applicable employee benefit plan documents.


GENERAL-USES OF THE CONTRACT

The Contract described herein is an individual variable annuity contract issued by MassMutual. Purchase payments are flexible. The Contract may be purchased by individuals or entities for use in arrangements not receiving favorable tax treatment under the Internal Revenue Code.

The Contract is also available for use in the following retirement plans which qualify (with necessary endorsement as appropriate) for special federal tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"): (1) pension and profit-sharing plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans"), which may also constitute participant-directed individual account plans under Section 404(c) of ERISA; (2) annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("Tax Sheltered Annuities" or "TSAs"); and (3) Individual Retirement Annuities established in accordance with Section 408 of the Code ("IRAs"), including those established by employer contributions under a Simplified Employee Pension Plan arrangement. At MassMutual's request, the Internal Revenue Service has issued to MassMutual favorable opinion letters approving specific versions of the Contract. IRA Contract Owners with these Contracts will receive a copy of the favorable opinion letter. The Internal Revenue Service approval is a determination only as to the form of the Contract for use as an IRA and does not represent a determination of the merits of the Contract as an IRA. Under tax-qualified retirement plans except TSAs and IRAs, participants may not be the Contract Owners and, therefore, may have no Contract Owners' rights.

Unless restricted by endorsement or the terms of the Contract, the Contract Owner has all rights in the Contract prior to the Maturity Date, including the right to make a partial or full redemption of the Contract, to designate and change the beneficiaries who will receive the proceeds at the death of the Annuitant or Contract Owner before the Maturity Date, to transfer amounts among the Divisions of the Separate Account (and to and from the Fixed Account, if available) and to designate a payment option to begin on the Maturity Date. Prior to issue, a Contract will be endorsed to preclude the Contract Owner from assigning the Contract as collateral. Although both Owner and the Joint Owner must authorize any change made to the Contract, either the Owner or Joint Owner may exercise certain Contract rights with the consent, satisfactory to us, of the other.

The Contract Owner may, subject to certain limitations, be the Annuitant or another individual or entity.

The Accumulation (Pay-In) Period

HOW CONTRACTS MAY BE
PURCHASED

The minimum initial purchase payment is $2,000. After making Your initial payment, You may make as many or as few subsequent purchase payments of at least $100 as You desire. The Contract permits MassMutual to establish a maximum on total purchase payments that may be made under the Contract. This maximum is $1,000,000 without prior Home Office approval.

INITIAL PURCHASE

You may place Your initial purchase payment, together with a completed Application, with Your registered representative.

SUBSEQUENT PURCHASES

You may make subsequent purchase payments by mailing Your check, clearly indicating Your name and Contract Number, to the Service Center.

WIRE TRANSFER

You may make purchase payments by wire transfer. For instructions concerning how to make a wire transfer, please contact the Service Center.

ELECTRONIC DATA TRANSMISSION OF
APPLICATION INFORMATION

MassMutual may accept, by agreement with a limited number of broker-dealers, electronic data transmissions of Application information, along with wire transmittals of initial purchase payments from the broker-dealers to the Service Center for purchase of the Contract. Please contact the Service Center to receive more information about electronic data transmission of Application information.

ALLOCATION OF PURCHASE
PAYMENTS


You may direct that Your purchase payments (after deducting any applicable premium taxes) be allocated among the Divisions of the Separate Account. Additionally, where available, and subject to minimum allocations of $1,000, purchase payments may be allocated to Segments of the Fixed Account. Initial purchase payment allocations to either a Division of the Separate Account or to a Segment will be effective as of the Valuation Date within two business days of the date an initial purchase payment is received in good order at the Service Center provided that Your Contract application is complete. If an initial purchase payment is not applied within five business days after receipt (due to incomplete or ambiguous application information, for example), the payment amount will be refunded unless specific consent to retain the payment for a longer period is obtained from the prospective purchaser. Purchase payments allocated to a Division will be applied to purchase Accumulation Units in that Division at its Accumulation Unit value on the Valuation Date. These Accumulation Units will be used in determining the value of amounts held in a Division of a Separate Account credited to a Contract on or prior to the Maturity Date. The value of the Accumulation Units in each Division will vary with and will reflect the investment performance of that Division (which in turn will reflect the investment performance and expenses of the Fund in which the assets of that Division are invested), less any applicable taxes and the applicable Asset Charge. A more detailed description of how the value of an Accumulation Unit is calculated is contained in the Statement of Additional Information.


MassMutual will credit to your Contract subsequent purchase payments as of the day received in good order, provided that the payment is received prior to that day's Valuation Time. If received after that day's Valuation Time or on a day that is not a Valuation Day (e.g., a day when the New York Stock Exchange is closed), MassMutual will credit the payment to your account as of the next Valuation Date.

GENERAL TRANSFER RULES

Prior to 30 days before the Maturity Date, the Contract Owner may make transfers among Divisions of the Separate Account (and if available among Segments of the Fixed Account) without the imposition of a transfer fee. If more than four transfers have been made in a Contract Year, MassMutual reserves the right to deduct a transfer fee of $20. Currently 14 transfers may be made per Contract Year without charge. (Transfers made by Dollar Cost Averaging do not count against the 14 transfer limit.)

If a Variable Monthly Income is in effect, transfers among the Divisions of the Separate Account are limited to one transfer every three months.

All transfers, whether occurring before or after the Maturity Date are subject to the following:

  (a.) The minimum amount which may be transferred is the lesser of: (1) $500;
       or (2) the Accumulated Value in the Division or the Accumulated Amount in a Segment.

  (b.) Transfers will be effected as of the Valuation Date which is on or next follows the date Your request is received in good order at the Service Center. Transfer requests may be made by telephone (during the Accumulation Period), facsimile, or by written direction. Please note that no transfers may be made within thirty days before Maturity Date.

  (c.) Transfer requests must clearly specify the amount to be transferred from each Division or Segment (if the Fixed Account is available) and the Division or Segment to which amounts are to be transferred. Unless otherwise specified, transfers from a Segment of the Fixed Account will be taken on a first-in, first-out basis. Transfer requests made during the Annuity pay-out period must specify the percentage to be transferred among the Divisions of the Separate Account.

  (d.) Transfers to a Segment of the Fixed Account may not be less than $1,000.
       If the Segment elected is not available, the transfer will not be processed.

  (e.) Transfers made from the Fixed Account are subject to a Market Value
       Adjustment ("MVA") unless the transfer is being taken from an Accumulated Amount within thirty days prior to its Expiration Date. The MVA will be applied as of the effective date of the transfer.

  (f.) Transfer fees will be deducted from the Division or Segment from which the transfer has been made, unless the balance remaining in such Division or Segment is insufficient to cover the applicable transfer fee. If this is the case, the transfer fee will be deducted from the amount being transferred.

  (g.) We reserve the right to limit the number and frequency of transfers made during a Contract Year.

  (h.) After a payout option has been invoked, transfers may not be made between a Fixed Income and a Variable Monthly Income option.

TELEPHONE TRANSFERS

Contract Owners, subject to the limitations described below, may make transfers among either Divisions or the Fixed Account (if available) during the Accumulation Period by telephoning a transfer request to the Service Center at its toll free telephone number. This feature will be made automatically available to Contract Owners unless MassMutual receives different instructions. Through use of this toll free number, Contract Owners may also obtain information concerning the Contract including Accumulated Values. This service is not available to Contracts owned by Custodians or Trustees of Qualified Plans, or Contracts held by Guardians. Normal transfer provisions apply.

MassMutual will not be liable for complying with any telephone instructions it reasonably believes to be genuine, nor for any loss, damage, cost or expense in acting on telephone instructions. MassMutual will employ reasonable procedures to ensure the legitimacy of telephone transfer requests. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such transactions to the Contract, and/or tape recording of telephone transfer request instructions received from a Contract Owner. If we fail to follow such procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

AUTOMATIC TRANSFERS

MassMutual offers You two automatic transfer options described below. They are available any time before the Maturity Date. The automatic transfer options are not available for use with the Fixed Account. Only one of the automatic transfer options may be in effect at a time. Both options are subject to the transfer rules discussed above. Although no charge is currently imposed for this service, MassMutual reserves the right to impose a fee in the future.

Dollar Cost Averaging

Dollar Cost Averaging is a feature whereby a Contract amount is periodically transferred from one Division of the Separate Account to one or more other designated Divisions of the Separate Account. Once the feature is elected, these transfers occur automatically at the frequency elected - monthly, quarterly, semiannually, or annually.

Dollar Cost Averaging provides a mechanism designed to minimize the negative effects of short-term market fluctuations. Over a period of time, an investor may, at least theoretically, be able to purchase more units than he or she would have been able to purchase had all monies been invested on a single Valuation Date when the value of the units was high.

Dollar Cost Averaging may be available at any time, provided that the Division from which the automatic transfers will be made has a value of at least $6,000. The minimum amount any Division may receive is $100. All Divisions are available for use with this feature.

Asset Reallocation

You may elect the Asset Reallocation option as a means of maintaining a constant allocation of Accumulated Value among the Divisions in which You have allocated Your monies. If You elect this option, we will make automatic transfers among selected Divisions on a quarterly, semiannual, or annual basis as You instruct us. A minimum Accumulated Value of $20,000 is required in order to elect this option. Allocations will be made on a basis consistent with the allocation selected for new purchase payments.

RIGHT TO RETURN CONTRACTS

You may return Your Contract to MassMutual (at its Service Center) at any time within 10 days after the Contract has been delivered to you (unless a longer period is required by applicable state law). If You exercise this right and Your Contract is not an IRA, then You will receive the Accumulated Value of the Contract plus any premium tax deductions, except where state law requires us to return the amount of purchase payment(s) made less the net amount of partial redemptions. If You exercise this right and Your Contract is an IRA, You will not receive less than the amount of purchase payment(s) made less the net amount of partial redemptions. For this purpose, the Accumulated Value of the Contract will be determined as of the Valuation Time on the date on which the Contract is received at MassMutual's Service Center or at the next Valuation Time after receipt if the Contract is received on other than a Valuation Date.

THE DEATH BENEFIT

A death benefit is paid upon the death of either the Contract Owner (for jointly owned Contracts, upon the first death of the two Owners) or Annuitant. If a Contract Owner and Annuitant are the same, the Death Benefit paid will be the Annuitant Death Benefit.

Contract Owner Death Benefit

If the Contract Owner, who is not the Annuitant, dies prior to the Maturity Date, the named beneficiary will receive the Cash Redemption Value of the Contract.

Annuitant Death Benefit

Historically, variable annuities have guaranteed a return of premiums less withdrawals as a minimum standard death benefit. This Contract offers one of two enhancements, depending on Your contract state.

If the Annuitant dies before the Maturity Date, the beneficiary named in the Contract will receive the greater of: (a) the total of all purchase payments made to the Contract less all partial redemptions accumulated at 5% to Annuitant's 75th birthday and 0% thereafter, but not more than two times the difference between all purchase payments and all redemptions; or (b) the Accumulated Value of the Contract less any applicable Administrative Charge (and any Sales Charge, if the Annuitant's age on the Contract Date exceeds 75).

In certain states, the death benefit described above may not be available for Annuitant's whose issue age is less than 76. In those instances, the death benefit during the first three years will be equal to the greater of: (a.) the total of all purchase payments made to the Contract less all partial redemptions; or (b.) the Accumulated Value of the Contract less any applicable Administrative Charge. During any subsequent three Contract Year period, the death benefit will be the greater of: (a.) the death benefit on the last day of the previous three Contract Year period plus any purchase payments made less all partial redemptions since then; or (b.) the Accumulated Value of the Contract less any applicable Administrative Charge.

In any case, the amount of Death Benefit received will be reduced by the amount of any applicable premium tax.

The Death Benefit is determined as of the Valuation Date which is on or next follows the date on which due proof of death is received at the Service Center. The death benefit will be paid within seven days of receipt of due proof of death and all other requirements. With MassMutual's consent, the death benefit may be applied under one or more of the payment options provided for in the Contract (see - Payment Options). If a Payment Option is not selected, the death benefit will be paid in one sum.

A beneficiary who is the surviving spouse of the Contract Owner of a Contract issued as an IRA may elect to treat the Contract as if he or she were the Contract Owner.

REDEMPTION PRIVILEGES

Subject to the special rules regarding TSAs, discussed below, You may redeem all or part of the Accumulated Value of a Contract on or prior to its Maturity Date if the Annuitant is alive. The amount of any partial redemption, however, must be at least $100, and requests for a partial redemption which would reduce the Accumulated Value of the Contract to less than $1,000 plus outstanding premium taxes will be treated as a request for a full redemption. You may incur a Sales Charge upon redemption. (See -CHARGES AND DEDUCTIONS.) Any partial redemption will be paid in one sum. If the entire Contract is redeemed, the cash redemption value may be paid in one sum or applied under one or more of the payment options. You must designate the Division(s) (or the Segment of the Fixed Account, if available) from which any partial redemption is to be made. Unless otherwise specified, partial redemptions from a Segment of the Fixed Account will be taken on a first-in, first-out basis. A partial redemption from a Division will reduce the number of Accumulation Units in that Division by an amount equal to the sum of the redemption payment plus any Sales Charge, divided by the Accumulation Unit Value.

The Accumulation Unit value on redemption is determined as of the Valuation Time on the date on which the written request for redemption is received in good order at the Service Center or, if that date is not a Valuation Date, on the next Valuation Date after receipt.

Redemption payments from a Separate Account will be made within seven days, or a shorter period if required by law, after written request in good order is received at MassMutual's Service Center. The right of redemption may be suspended or payments postponed whenever: (1) the New York Stock Exchange is closed, except for holidays and weekends; (2) the Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted; (3) the Securities and Exchange Commission permits suspension or postponement and so orders; or (4) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets of each Separate Account or disposal of securities held by it is not reasonably practicable.

In addition, a purchase payment amount is not available to satisfy a redemption request until the check, or other instrument by which the purchase payment was made, has been honored.

Redemptions of amounts from the Fixed Account may be delayed for up to six months from the date the request is received by us at our Service Center. If payment is delayed 30 days or more, we will add interest at an annual rate of not less than 3%.

Amounts withdrawn may be includable in the gross income of the Contract Owner in the year in which the withdrawal occurs. Additionally, a 10% tax penalty may be applicable (as described more fully in the Penalty Taxes section).

Redemption payments may be subject to federal income tax and elective and/or mandatory tax withholding. (See - FEDERAL TAX STATUS.)

AUTOMATIC PARTIAL REDEMPTIONS

An Automatic Partial Redemption program permitting Contract Owners to elect to receive automatic partial redemptions on a periodic basis is available on a limited basis. All applicable limitations concerning redemptions apply to this program. Additionally, automatic partial redemptions may be subject to penalty taxes.

This program is available only during the Accumulation Period of the Contract.

Although no charge is imposed for processing automatic partial redemptions currently, MassMutual reserves the right to impose a fee for this program in the future.

TAX SHELTERED ANNUITY
REDEMPTION RESTRICTIONS

The redemption of Internal Revenue Code Section 403(b) annuities (Tax Sheltered Annuities, "TSAs") may be restricted. Specifically, salary reduction contributions after 1988 and post-1988 earnings on all salary reduction contributions may not be distributed to the Annuitant until age 59 1/2, death, disability, or separation from service with the TSA employer. Such salary reduction contributions may be withdrawn, however, for "hardship".

The Annuity (Pay-Out) Period

ANNUITY BENEFITS

You may elect to change the Maturity Date of Your Contract. The Maturity Date may not be later than the Contract anniversary nearest the Annuitant's 90th birthday (or at an earlier date if required by applicable state law). In general, in order to avoid adverse tax consequences, distributions, either by a partial redemption or by maturing the Contract, from a Contract issued as an IRA or as a TSA or under a qualified plan should begin for the calendar year in which the Annuitant reaches age 70 1/2 and should be made each year thereafter in an amount no less than the Accumulated Value of the Contract at the end of the previous year divided by the applicable life expectancy (see Taxation of Qualified Plans, TSAs and IRAs, for additional information). You may elect to defer the Maturity Date to any permissible date after the previously specified Maturity Date, provided that a written notice within 90 days before the Maturity Date then in effect is received by MassMutual at the Service Center. You also may elect to advance the Maturity Date to a date prior to the specified Maturity Date or prior to any new Maturity Date You may have selected, provided that written notice is received at MassMutual's Service Center at least 30 days before the Maturity Date elected. (For additional rules regarding TSAs, see -Tax Sheltered Annuity Redemption Restrictions.)

When Your Contract approaches its Maturity Date You may choose to receive either Fixed Income payments, (referred to as the "Fixed Income Option" in Your Contract), Variable Monthly Income payments (referred to as the "Variable Income Option" in Your Contract), or a combination of the two. You also may elect to receive the Maturity Value in one sum. If You have made no election within thirty days prior to the Maturity Date, the Contract will automatically pay a Variable Monthly Income under a life income option with payments guaranteed for 10 years.

PAYMENT OPTIONS

You may elect either a Fixed or a Variable Monthly Income payment option by submitting a written request in a form satisfactory to MassMutual. MassMutual must receive this request at the Service Center 30 days prior to the Maturity Date of the Contract. For a description of payment options from which You (or in some cases a Beneficiary) may choose, You should refer to the Contracts. Generally, once selected, You may not change Your payment option.

Income payments may be received under several different payment options. If the value of a Contract applied to any payment option is less than $2,000 or produces an initial Income payment of less than $20, MassMutual may discharge its obligation by paying the value applied, less any applicable Sales Charge, in one sum to the person entitled to receive the first annuity payment.

Upon Your request, MassMutual will endorse a Contract to eliminate or restrict any payment option in order that the plan pursuant to which the Contract is issued remains qualified under the Internal Revenue Code, provided such endorsement is not otherwise contrary to law. MassMutual may make available payment options in addition to those set forth in the Contract.

You may transfer amounts among the Divisions if the Variable Monthly Income option is selected subject to transfer restrictions described in General Transfer Rules.

Fixed Income Option

If You select a Fixed Income, each payment will be for a fixed dollar amount and will not vary with or reflect the investment performance of the Separate Account. For further information regarding the Fixed Income and the payment options thereunder, You should refer to Your Contract.

Variable Monthly Income Option

If You select a Variable Monthly Income, amounts held in the Fixed Account that are to be used to provide Variable Monthly Income payments will be credited to the MML Money Market Division of the Separate Account unless the Contract Owner instructs MassMutual otherwise. Each annuity payment will be based upon the value of the Annuity Units credited to Your Contract.

You may transfer among the Divisions no more frequently than once every 3 months under this option. (See - General Transfer Rules for transfer guidelines.)

The number of Annuity Units in each Division to be credited to Your Contract is based on the value of the Accumulation Units in that Division and the applicable Purchase Rate. The Purchase Rate will differ according to the payment option You have elected and takes into account the age, year of birth and sex of the Annuitant. The value of the Annuity Units will vary with, and reflect the investment performance of, each Division to which Annuity Units are credited based on an Assumed Investment Rate of 4% per year. This Rate is a fulcrum rate around which Variable Monthly Income payments will vary. An actual net rate of return for a Division for the month greater than the Assumed Investment Rate will increase Variable Monthly Income payments attributable to that Division. An actual net rate of return for a Division for the month less than the Assumed Investment Rate will decrease Variable Monthly Income payments attributable to that Division.

For a more detailed description of how the value of an Annuity Unit and the amount of Variable Monthly Income payments are calculated, see the Statement of Additional Information.

Fixed-Time Payment Option

If You elect this option, Variable Monthly Income payments will be made for any period selected, up to 30 years. If provided in the payment option election, You may withdraw the full amount, subject to any applicable Sales Charge of the then present value of the remaining unpaid Variable Monthly Income payments. (See - CHARGES AND DEDUCTIONS.) The present value will be calculated using an assumed investment rate of 4% per year unless a lower rate is required by state law. A mortality risk charge continues to be assessed against Contract values under this option. (See - CHARGES AND DEDUCTIONS.)

Life Income Payments

If You elect this option, Variable Monthly Income payments will be made during the lifetime of the Annuitant, either: (1) without any guaranteed number of payments; or (2) with a guaranteed number of payments for 5 or 10 years. Of these two alternatives, alternative (1) offers the maximum level of monthly payments since there is no guarantee of a higher number of payments and no provision for payments to the beneficiary upon the death of the Annuitant. Since there is no such guarantee, however, it would be possible to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment, two if he or she died before the third annuity payment date, etc.

Joint-and-Survivor Life Income Payments

If You elect this option, Variable Monthly Income payments will be made during the joint lifetime of the two Annuitants and thereafter during the lifetime of the survivor, either: (1) without a guaranteed number of payments; or (2) with a guaranteed number of payments for 10 years from the date the payments begin.

Joint-and-Survivor Life Income Payments
(Two-Thirds to the Survivor)

If You elect this option, Variable Monthly Income payments will be made during the joint lifetime of the two annuitants, and thereafter at two-thirds the prior rate during the lifetime of the survivor, in both cases without a guaranteed number of payments.

Payments After Death of Annuitant

Generally, if a payment option with a guaranteed number of payments is elected, and the Annuitant(s) should die before the guaranteed number of payments have been completed, MassMutual will continue making the guaranteed payments to the designated beneficiary.

Special Limitations

Where the Contract is issued pursuant to a TSA, or as an IRA, there are special limitations on the types of payment options which You may elect.

Charges and Deductions

The Separate Account does not bear any expenses other than the charges stated below.

1.  ASSET CHARGE

    MassMutual receives a daily-computed charge against the assets of the Separate Account (the "Asset Charge") for: (1) assuming the risks that (a) its estimates of longevity will turn out to be inadequate, and (b) the Administrative Charge may be insufficient to cover the administrative expenses associated with the Contract; (2) other administrative expenses; and (3) the Death Benefit. The Asset Charge is currently equal to 1.40% on an annual basis of the net asset value of the Separate Account assets attributable to the Contracts.

    The mortality and expense risk part of this charge will be computed daily at an annual rate, currently equal to 1.15% of the net asset value of the Separate Account assets attributable to the Contracts (0.30% is for assuming mortality risks and 0.85% is for assuming expense risks). MassMutual reserves the right to raise this rate up to 1.25%.

    The administrative expense part of this Charge will be computed daily at an annual rate of 0.15%.

    The third component of the Asset Charge is 0.10% assessed to reimburse MassMutual for the cost of providing the enhanced Death Benefit under the Contract. (For more information concerning the enhanced Death Benefit, see - Annuitant Death Benefit.)

2.  ADMINISTRATIVE CHARGE

    In addition to that portion of the Asset Charge assigned to administrative expenses, each year on the Contract anniversary date a charge is imposed against each Contract to reimburse MassMutual for administrative expenses incurred by MassMutual during the previous year relating to the issuance and maintenance of the Contract (the"Administrative Charge"). The Administrative Charge is also imposed on death, maturity, or full redemption. The Administrative Charge is currently $30 per year. MassMutual reserves the right to increase the Administrative Charge up to $50 per year. This charge is not designed to produce a profit and is subject to statutory limitations.

    If a Contract's Accumulated Value is $50,000 or more when the Administrative Charge would be deducted, the Administrative Charge will be waived. This charge will be deducted on a pro rata basis from each Division of the Separate Account and then pro-rata from Segments of the Fixed Account. Deductions from Segments will be made on a first-in, first-out basis.

3.  CONTINGENT DEFERRED SALES CHARGE

    Sales charges are not deducted at the time a purchase payment is made. Instead, to reimburse MassMutual for sales expenses including commissions, sales literature and related costs, a Contingent Deferred Sales Charge (the "Sales Charge") may be imposed upon a full or partial redemption, upon maturity, and upon certain death benefits.

    Sales charges are based on the purchase payments made and the time that has passed since we received them. The part of the sales charge related to each purchase payment is a level percentage of that payment during each year since it was paid. For each successive year, the percentage decreases until it becomes zero. Sales charge percentages for each purchase payment are shown in the table below.

                            Sales Charge Percentages

================================================================================
  Full Years since payment      0    1    2    3    4    5    6     7 or more
--------------------------------------------------------------------------------
  Percentage                    7%   6%   5%   4%   3%   2%   1%    0%
================================================================================

Example: You make a $1,000 purchase payment on May 10, 1991. The sales charge related to this purchase payment is:

                  $70 from May 10, 1991, through May 9, 1992;
                  $60 from May 10, 1992, through May 9, 1993;
                    :
                  $10 from May 10, 1997, through May 9, 1998;
                  and $0 thereafter.


    Subject to the limits stated below, the Sales Charge at any time is based solely on the purchase payments assumed to be redeemed at that time. In determining the Sales Charge, we assume that purchase payments are redeemed in the order in which they are paid. Any amounts in excess of purchase payments are assumed to be redeemed last.

    Each Contract Year, You may redeem the following amounts without incurring a Sales Charge:

    (1)  all unredeemed purchase payments that are at least seven years old;
         and

    (2)  10% of the purchase payments that are less than seven years old.

    No Sales Charge will be imposed upon a death benefit payable upon the Annuitant's death if the Contract was issued to an Annuitant less than 76 years old. Also a Sales Charge will not be assessed upon a full redemption or maturity of the Contract if all proceeds of the Contract are:

    (1) applied under a variable lifetime payment option or variable fixed-time payment option (with payment for 10 years or more) in the Contract; or

    (2) applied under a fixed or combination fixed-variable lifetime payment option or fixed-time payment option (with payments for 10 years or more) in the Contract and the Annuitant is age 59 1/2 or older.

    The Sales Charge may also be eliminated when an agent of MassMutual sells a Contract to specified members of his or her family.

    To the extent sales expenses are not covered by the sales charge, they will be recovered from MassMutual's surplus, which may include proceeds derived from the asset charge described above.

    Any available waiver of a Sales Charge will be applied on a non-discriminatory basis.

4.  PREMIUM TAXES

    Several states (and certain municipalities) levy premium taxes on annuities. Currently, no premium tax will be deducted when purchase payments are received; any applicable premium tax will be deducted at the time of redemption, death, maturity or annuitization. MassMutual reserves the right to deduct premium taxes at the time when a purchase payment is made. Premium tax rates on annuities currently range up to 3.5%.

FUND EXPENSES

The Accumulated Value of the Separate Account reflects the value of shares held in the Oppenheimer Trust and the MML Trust. Each Trust charges certain investment advisery fees and other expenses against the value of each Fund. For a complete description of the expenses and deductions for each Trust, please review the accompanying prospectuses for each Trust.

The Fixed Account and the
Market Value Adjustment
Feature

The following summarizes certain features of the Fixed Account which is available as part of the Contract in the majority of states during the Accumulation Period. Please review the Prospectus for the Fixed Account before making any allocations to it. The Fixed Account offers different Segments which provide the option of earning interest at one or more Guaranteed Rates on all or a portion of Your Accumulated Value. As of the date of this prospectus, we offer Segments with Guarantee Periods of 1, 3, 5, and 7 years.

You may allocate purchase payments or transfer all or a portion of Your Accumulated Value to one or more Segments of the Fixed Account. Amounts credited to a Segment of the Fixed Account will earn interest at the Guaranteed Rate applicable on the date the amounts are credited. The applicable Guarantee Rate does not change during the Guarantee Period. You may have multiple amounts credited to a single Segment or multiple Segments. We may change the Segments available for allocations of purchase payments, transfers and renewals at any time. The Guaranteed Rate for any Segment may never be less than 3%. Please note that the if You allocate sums to the Fixed Account, You will bear the investment risk that such amounts will increase or decrease in value.

The end of a Guarantee Period for a specific amount credited to a Segment is called its Expiration Date. At that time, the Guarantee Period normally "renews" and we begin crediting interest for a new Guarantee Period lasting the same amount of time as the one just ended. The Accumulated Amount then earns interest at the new Guaranteed Rate applicable at the time of renewal. You may also choose different Segments from among those we are then offering, or You may transfer all or a portion of the Accumulated Amount to the Separate Account.

To the extent permitted by law, we reserve the right at any time to offer Segments with Guarantee Periods that differ from those available when Your Contract was issued. We also reserve the right, at any time, to stop accepting new amounts credited, transferred, or renewed for a particular Segment.

Between 75 and 45 days before the end of the Expiration Date for an Accumulation Amount, we will inform You of the Guaranteed Rates being offered and Segments available as of the date of such notice. The Guaranteed Rates on the date of a renewal may be more or less than the rates quoted in such notice.

If Your Accumulated Amount's Segment is no longer available for new amounts credited, or You choose a different Segment that is no longer available, we will try to reach You so that You may make another choice.

If a choice is not made at this point, the Segment with the next shortest Guarantee Period available will be used and if not available, the Segment with the next longest Period will be used.

MARKET VALUE ADJUSTMENT

Any withdrawal of Your Accumulated Amount will be subject to a Market Value Adjustment ("MVA") unless the effective date of the withdrawal is within 30 days prior to the end of a Guarantee Period. For this purpose, redemptions, transfers, death benefits based on a Contract Owner's death, and maturity amounts are treated as withdrawals. The MVA is an adjustment that will be applied to the amount being withdrawn which is subject to the MVA, after the deduction of any applicable Administrative Charge and before the deduction of any applicable Sales Charge. The MVA can be positive or negative. The amount being withdrawn after application of the MVA can therefore be greater than or less than the amount withdrawn before application of the MVA.

The MVA will reflect the relationship between the Current Rate (as defined below) for the Accumulated Amount being withdrawn and the Guaranteed Rate. It also reflects the time remaining in the applicable Guarantee Period. Generally, if the Guaranteed Rate is lower than the applicable Current Rate, then the application of the MVA will result in a lower payment upon withdrawal. Similarly, if the Guaranteed Rate is higher than the applicable Current Rate, the application of the MVA will result in a higher payment upon withdrawal.

The Market Value Adjustment which is applied to the amount being withdrawn is determined by using the following formula:

                           [            n          ]
                           [          -----        ]
                           [           365         ]
        MVA  =  Amount  x  [  (1 + i)         -  1 ]
                           [  -------              ]
                           [  (1 + j)              ]

  where,

Amount is the amount being withdrawn from a given accumulated amount less any applicable administrative charges.

i, is the Guaranteed Rate being credited to the Accumulated Amount subject to the MVA.

j, the "Current Rate," is the Guaranteed Rate, available as of the effective date of the application of the MVA, for current allocations to the Segment with a Guarantee Period equal to the time remaining to the Expiration Date for the amount being withdrawn rounded to the next higher number of complete years.

n, is the number of days remaining in the Guarantee Period of the amount subject to the MVA.

In the determination of "j," if MassMutual currently does not offer the applicable Segment, we will determine "j" above using a method as described in the Statement of Additional Information.

Distribution

Effective May 1, 1996, MML Distributors, LLC ("MML Distributors"), 1414 Main Street, Springfield, MA 01144-1013, became the principal underwriter of the Contracts pursuant to an Underwriting and Servicing Agreement to which MML Distributors, MassMutual and the Separate Account are parties. Prior to May 1, 1996, MML Investors Services, Inc. ("MMLISI"), also located at 1414 Main Street, Springfield, MA 01144-1013, served as the principal underwriter of the Contracts. Effective May 1, 1996, MMLISI serves as the co-underwriter of the Contracts. Both MML Distributors and MMLISI are registered with the Securities and Exchange Commission (the "SEC") as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. (the "NASD"). The maximum commission a broker-dealer will receive is 6.25%

MML Distributors may enter into selling agreements with other broker-dealers which are registered with the SEC and are members of the NASD ("selling brokers"). Contracts are sold through agents who are licensed by state insurance officials to sell the Contracts. These agents are also registered representatives of selling brokers or of MMLISI.

From time to time, OFDI may enter into special arrangements with broker-dealers which may provide for the payment of higher compensation to such broker-dealers in connection with the sale of Contracts. Prospective purchasers of the Contracts will be informed of such arrangements prior to the completion of the sale of the Contracts.

Additionally, Oppenheimer Funds Distributor, Inc. ("OFDI"), a subsidiary of OFI, and MML Distributors have entered into an agreement pursuant to which OFDI has agreed to promote sales of the product through wholesale distribution arrangements with such broker-dealers. Registered representatives of the particular broker-dealer, who are also properly licensed to sell MassMutual products, may make such sales.

MML Distributors does business under different variations of its name;
including the name MML Distributors, L.L.C. in the states of Illinois, Michigan, Oklahoma, South Dakota and Washington; and the name MML Distributors, Limited Liability Company in the states of Maine, Ohio and West Virginia.

Miscellaneous Provisions

TERMINATION OF LIABILITY

MassMutual's liability under a Contract terminates on the death of the Contract Owner or Annuitant(s) and on the completion of any guaranteed payments. There is no liability for any proportionate monthly annuity payment from the date of the last payment to the date of death.

ADJUSTMENT OF UNITS AND UNIT
VALUES

MassMutual reserves the right in its sole discretion to split or consolidate the number of Accumulation Units or Annuity Units for any Division of the Separate Account and correspondingly decrease or increase the Accumulation or Annuity Unit values for any such Division whenever it deems such action to be desirable. Any such adjustment will have no adverse effect on rights under the Contracts.

PERIODIC STATEMENTS

While the Contract is in force prior to the Maturity Date and before the death of the Annuitant, MassMutual will furnish to the Contract Owner at least semiannually a status report showing the number of Accumulation Units credited to each Division of the Separate Account, the corresponding Accumulation Unit values, the value of amounts in the Fixed Account (if available) and the Accumulated Value of the Contract.

CONTRACT OWNER'S VOTING RIGHTS

As long as the Separate Account continues to operate as a unit investment trust under the Investment Company Act of 1940, the Contract Owner during the lifetime of the Annuitant, or the beneficiary after the Annuitant's death, will be entitled to give instructions as to how the shares of the Funds held in the Separate Account (or other securities held in lieu of such shares) deemed attributable to the Contract should be voted at meetings of shareholders of the Funds or the Trusts. Those persons entitled to give voting instructions will be determined as of the record date for the meeting.

The number of Fund shares held in the Separate Account deemed attributable to a Contract prior to its Maturity Date and during the lifetime of the Annuitant will be determined on the basis of the value of Accumulation Units credited to the Contract in the corresponding Division of the Separate Account as of the record date. After the Maturity Date or after the death of the Annuitant, the number of Fund shares deemed attributable to the Contract will be based on the liability for future Variable Monthly Annuity payments under the Contract as of the record date and thus the voting rights will decrease as payments are made.

Contract Owners or beneficiaries will receive proxy material and a form with which voting instructions may be given. Fund shares held by the Separate Account as to which no effective instructions have been received or which are attributable to assets transferred from MassMutual's general account will be voted for or against any proposition in the same proportion as the shares as to which instructions have been received.

In situations where the Annuitant is not the Contract Owner, the Annuitant will have the right to instruct the Contract Owner with respect to the votes attributable to any vested interest the Contract Owner has in the Contract. MassMutual's obligation in this instance will be to make available to the Contract Owner copies of the proxy material for distribution to the Annuitant. Votes representing interests as to which the Contract Owner is not instructed may, in turn, be voted by the Contract Owner in his discretion.

RESERVATION OF RIGHTS

MassMutual may, at any time, make any change in a Contract to the extent that such change is required in order to make the Contract conform with any law or regulation issued by any governmental agency to which MassMutual is subject. If shares of any Fund should not be available, or, if in the judgment of MassMutual, investment in shares of a Fund is no longer appropriate in view of the purposes of a Division of the Separate Account, shares of other series of the Trusts or of other registered, open-end investment companies may be substituted for such Fund shares. Payments received after a date specified by MassMutual may be applied to the purchase of shares of another Trust series or investment company in lieu of shares of that Fund. Additionally, if in the judgment of MassMutual, investment in shares of a Fund is no longer appropriate, MassMutual reserves the right to withdraw availability of a Division of the Separate Account for further amounts being credited. In any event, approval of the SEC must be obtained. MassMutual reserves the right to change the name of a Separate Account or to add Divisions to the Separate Account for the purpose of investing in additional investment vehicles. Additionally, we reserve the right to terminate the Contract: (a) if no purchase payment has been received for at least two consecutive years measured from the date we received the last purchase payment; and (b) if the Accumulated Value less any deduction we would make for premium taxes, the Cash Redemption Value and the unredeemed premium payments are all less than $2,000. Before exercising this right, we will provide You with written notice of our decision.

Federal Tax Status

INTRODUCTION

The ultimate effect of federal income taxes on the value of the Contract, on annuity payments, and on the economic benefit to the Contract Owner, Annuitant or Beneficiary depends on a variety of factors including the type of retirement plan for which the Contract is purchased and the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser for complete information and advice. No attempt is made to consider any applicable state or other local tax laws. Moreover, the discussion herein is based upon MassMutual's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service ("IRS").

TAX STATUS OF MASSMUTUAL

Under existing federal law, no taxes are payable by MassMutual on investment income and realized capital gains of the Separate Account credited to the Contracts. Accordingly, MassMutual does not intend to make any charge to the Separate Accounts to provide for company income taxes. MassMutual may, however, make such a charge in the future if an unanticipated construction of current law or a change in law results in a company tax liability attributable to the Separate Account.

MassMutual may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes attributable to the Separate Account may be made.

Taxation of Contracts in General

Under Section 817(h) of the Internal Revenue Code (the "Code") a Contract
(other than one used in a tax-qualified retirement plan) will not be treated as an annuity contract and will be taxed on the annual increase in earnings if, as of the end of any quarter, the Funds, or the Fund on which the Contract is based are not adequately diversified in accordance with regulations prescribed by the Treasury Department. It is anticipated that the Trusts will comply with the Code's diversification requirements.

Subject to certain annuity distribution rules (see - Annuity Distribution
Rules of Section 72(s)), annuity payments under the Contracts are taxable under
Section 72 of the Code. For contributions made after February 28, 1986, a Contract Owner that is not a natural person will be taxed on the annual increase in the earnings of a Contract unless the Contract Owner holds the Contract as agent for a natural person. Otherwise, increases in the value of a Contract are not subject to tax until actually or constructively received.

Amounts received prior to the Maturity Date from Contracts not under tax qualified arrangements (see - Taxation of Qualified Plans TSAs and IRAs, for a discussion of Contracts used in the qualified plan market) are subject to tax to the extent of any earnings or gains in the Contract; amounts received which are in excess of such earnings or gains are considered a return of capital. Similarly, amounts borrowed upon the Contract will be treated as amounts received under the Contract and will be taxable to the same extent.If an individual Contract Owner transfers ownership, for other than full and adequate consideration, the Contract Owner will be taxed on the transfer as though he or she had taken a full redemption of the Contract. For Contracts entered into after October 21, 1988, all annuity contracts issued by the same insurer and its affiliates to the same Contract Owner within the same calendar year must be aggregated in determining the amount of gain realized on a withdrawal from any one.

If the Contract is obtained in a tax-free exchange of contracts under Section 1035 of the Code, different tax rules may apply. If a distribution prior to the Maturity Date of a contract obtained in such an exchange is entirely attributable to investments in the surrendered contract prior to August 14, 1982, the distribution will first be considered a return of capital to the extent of those investments and only the amounts received in excess of those investments will be regarded as taxable earnings or gains.

PENALTY TAXES

In addition to the foregoing tax consequences, certain distributions under the Contract will be subject to a penalty tax under Code Section 72(q) (for non-tax qualified Contracts) or 72(t) (for Contracts in tax qualified plans see - Taxation of Qualified Plans, TSAs and IRAs) of 10% of the amount of the distribution that is includable in gross income. However, the following distributions from non-tax qualified Contracts currently are not subject to the penalty tax: (1) withdrawals made after the Contract Owner is 59 1/2 years old;
(2) payments made to a beneficiary (or to the estate of the Contract Owner) on or after the death of the Contract Owner; (3) payments attributable to a Contract Owner becoming disabled; or (4) substantially equal periodic payments made (at least annually) for the lifetime (or life expectancy) of the Contract Owner or for the joint lifetimes (or joint life expectancies) of the Contract Owner and the beneficiary.

When monthly annuity payments commence, they are taxable as ordinary income in the year of receipt to the extent that they exceed that portion of the "Investment in the Contract" allocable to that year. The Investment in the Contract will equal the gross amount of purchase payments made under the Contract less any amount that was previously received under the Contract but was not included in gross income. The Investment in the Contract would also be increased by any amount that was previously included in gross income under the Contract but was not received. This amount, divided by the anticipated number of monthly annuity payments, gives the "excludable amount," which is the portion of each annuity payment considered to be a return of capital and, therefore, not taxable. Under this exclusion ratio, the total amount excluded from payments actually received is limited to the Investment in the Contract. The rules for determining the excludable amount are contained in Section 72 of the Code and regulations thereunder and require adjustment when the payment option elected provides a feature such as a guaranteed number of payments.

ANNUITY DISTRIBUTION RULES OF
SECTION 72(S)

Annuity distribution requirements are imposed under Section 72(s) of the Code. MassMutual understands that these requirements do not apply to Contracts issued to or under Qualified Plans.

Under Section 72(s), a Contract will not be treated as an annuity subject to
Section 72 of the Code, unless it provides for certain required distributions from and after the date of death of the Contract Owner. The Contracts will be endorsed before issue to provide that annuity payments be made only in accordance with these distribution requirements, as applicable.

TAX WITHHOLDING

Certain tax withholding is imposed on payments that are made under the Contracts (for Contracts in tax qualified plans, see - Taxation of Qualified Plans, TSAs and IRAs). Withheld amounts do not constitute an additional tax, but are fully creditable on the individual tax return of each payee who is affected by tax withholding. Furthermore, no payments will be subject to the withholding if (1) it is reasonable to believe that the payments are not includable in gross income, or (2) the payee elects not to have withholding apply. The payee may make such an election either by filing an election form with MassMutual or, in the case of redemptions, by following procedures that MassMutual has established to afford payees an opportunity to elect out of withholding. These forms and procedures will be provided to payees by MassMutual upon a request for payment.

Unless the Payee elects not to have withholding apply (for Contracts in tax qualified plans see - Taxation of Qualified Plans, TSAs and IRAs), MassMutual is required to withhold, for federal income tax purposes, 10% of the taxable portion of any redemption payment or non-periodic distribution under the Contracts. Periodic annuity payments under the Contracts are subject to withholding at the payee's wage base rate. If the payee of these annuity payments does not file an appropriate withholding certificate (obtainable from any local IRS office) with MassMutual, it will be presumed that the payee is married claiming three exemptions.

TAX REPORTING

MassMutual is required to report all taxable payments and distributions to the IRS and to the payees. Payees will receive reports of taxable payments and distributions by January 31 of the year following the year of payment.

TAXATION OF QUALIFIED PLANS,
TSAS AND IRAS

The tax rules applicable to participants in retirement plans that qualify for special federal income tax treatment ("Qualified Plans") vary according to the type of plan and its terms and conditions.

Increases in the value of a Contract are not subject to tax until received by the employee or his beneficiary. Monthly annuity payments under Qualified Plans are taxed as described above (see -TAXATION OF CONTRACTS IN GENERAL), except that the "investment in the Contract" under a Qualified Plan is normally the gross amount of purchase payment made by the employee under the Contract or made by the employer on the employee's behalf and included in the employee's taxable income when made.

If the Annuitant receives a distribution that qualifies as a "lump sum distribution" under the Code, he or she may be eligible for special "5-year averaging" treatment of the funds received (or "10-year averaging" treatment if he or she was age 50 or older on January 1, 1986). TSAs and IRAs are not eligible for the special treatment under the "lump sum distribution" rules. Effective for calendar years beginning January 1, 2000, five year averaging of lump-sum distributions will no longer be available.

Certain TSA contributions may not be distributed to the Annuitant until age
59 1/2, death, disability, separation of service or hardship. (See - Redemption Privileges.) Distributions from Qualified Plans, IRAs and TSAs may be subject to a 10% penalty tax on amounts withdrawn before age 59 1/2. However, the following distributions from Qualified Plans (and TSAs and IRAs except as otherwise noted) are not subject to the penalty: (1) payments made to a beneficiary (or the estate of an Annuitant) on or after the death of the Annuitant; (2) payments attributable to an Annuitant becoming disabled; (3) substantially equal periodic payments made (at least annually) for the lifetime (or life expectancy) of the Annuitant or for the joint lifetimes (or joint life expectancies) of the Annuitant and the beneficiary (for Qualified Plans and TSAs, payments can only begin after the employee separates from service); (4) payment for certain medical expenses; (5) payment after age 55 and separation from service (not applicable to IRAs); (6) payments to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (not applicable to IRAs). Excess retirement accumulations may be subject to a 15% penalty tax. Excess distributions may be subject to a 15% excise tax (this provision is suspended for 1997, 1998 and 1999); and (7) effective for calendar years beginning January 1, 1997, withdrawals from IRAs by certain unemployed persons for payment of health insurance premiums.

IRAs are subject to limitations on the amount that may be contributed. The deductibility of contributions by individuals or their spouses who are active participants in an employer-maintained pension or profit-sharing plan may be reduced based on the individual's adjusted gross income. In addition, certain distributions from Qualified Plans and TSAs may be placed into an IRA on a tax-deferred basis.

In general, tax law requires that minimum distributions be made from Qualified Plans by 5% owners, and IRAs beginning at age 70 1/2 and from all others in Qualified Plans and TSAs at the later of age 70 1/2 or when the employee retires. To avoid penalty taxes of 50 percent or more, required distributions, including distributions which should have been distributed in prior years, should not be rolled over to IRAs.

Distributions from Qualified Plans and TSAs are subject to mandatory federal income tax withholding. MassMutual is required to withhold 20% when a payment from a Qualified Plan or TSA is an "eligible rollover distribution" and such payment is not directly rolled over to another Qualified Plan, TSA or IRA. In general, an "eligible rollover distribution" is any taxable distribution other than: (1) payments for the life (or life expectancy) of the Annuitant, or for joint life (or joint life expectancies) of the Annuitant and the beneficiary;
(2) payments made over a period of ten years or more; and (3) required minimum distributions (see above). Plan administrators should be able to tell Annuitants what other payments are not "eligible rollover distributions".

Taxable distributions that are not "eligible rollover distributions" are subject to the withholding rules for annuities (see - Tax Withholding.)

Performance Measures

MassMutual may show the performance under the Contracts in the following ways:

STANDARDIZED AVERAGE ANNUAL
TOTAL RETURN

Except for Divisions of the Separate Account which have been in existence for less than one year, MassMutual will show the Standardized Average Annual Total Return for a Division of the Separate Account which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1000 payment made at the beginning of the period and full redemption at the end of the period. It reflects a deduction for the Sales Charge, the annual administrative charge and all other Fund, Separate Account, and Contract level charges except premium taxes, if any. The annual Administrative Charge will be apportioned among the Divisions of the Separate Account based upon the percentages of Contracts investing in each of the Divisions.

For Divisions of the Separate Account which have been in existence for less than one year, MassMutual will show the aggregate total return as permitted by the SEC. The aggregate total return assumes a single one thousand dollar payment made at the beginning of the period and full redemption at the end of the period. It reflects the change in unit value and a reduction of the contingent deferred sales charge.

ADDITIONAL PERFORMANCE
MEASURES

The performance figures discussed below may be calculated on the basis of the historical performance of the Funds, and may assume that the Contracts were in existence prior to the Inception Date (which they were not). Beginning the date that the product became available for sale to the public, actual Accumulation Unit Values will be used for the calculations. Such Accumulation Unit Values will be accompanied by the Standardized Average Annual Total Return described above.

The difference between the first set of additional performance measures, PERCENTAGE CHANGE and ANNUALIZED RETURNS on Accumulation Unit Values, and the second set, the NON-STANDARDIZED ANNUAL and AVERAGE ANNUAL TOTAL RETURNS, is that the second set is based on specified premium patterns and includes the deduction of the annual Administrative Charge, whereas the first set does not. Additional details are described below.

Accumulation Unit Values: Percentage Change and Annualized Returns

MassMutual will show the PERCENTAGE CHANGE in the value of an Accumulation
Unit for a Division of the Separate Account with respect to one or more periods. The ANNUALIZED RETURN, or average annual change in Accumulation Unit Values, may also be shown with respect to one or more periods. For a one year period, the Percentage Change and the Annualized Return are effective annual rates of return and are equal. For periods greater than one year, the Annualized Return is the effective annual compounded rate of return for the periods stated. Since the value of an Accumulation Unit reflects the Separate Account and Trust expenses (see -

Table of Fees and Expenses), the Percentage Change and Annualized Returns also reflect these expenses. These percentages, however, do not reflect the annual Administrative Charge and the Sales Charge or premium taxes (if any), which if included would reduce the percentages reported. For periods of less than one year, the percentage change in accumulation unit value may be shown.

The NON-STANDARDIZED ANNUAL TOTAL RETURN and the NON-STANDARDIZED AVERAGE
ANNUAL TOTAL RETURN reflect a deduction for the annual Administrative Charge as well as reflecting deductions for the Separate Account expenses and the expenses of the Trusts. They are based on specified premium patterns which produce the resulting Accumulated Values. They do not include Sales Charges or premium taxes (if any), which would reduce the percentages reported.

The NON-STANDARDIZED ANNUAL TOTAL RETURN for a Division is the effective annual rate of return that would have produced the ending Accumulated Value, as of the stated one-year period.

The NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN for a Division is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

Note: The NON-STANDARDIZED ANNUAL TOTAL RETURN will be less than the NON-STANDARDIZED ANNUALIZED RETURN on Accumulation Unit values for the same period due to the effect of the annual Administrative Charge. Additionally, the magnitude of this difference will depend on the size of the Accumulated Value from which the Annual Administrative Charge is deducted.

YIELD AND EFFECTIVE YIELD. MassMutual may also show yield and effective yield figures for the Money Market and Money Fund Divisions of the Separate Account. "Yield" refers to the income generated by an investment in the Money Market and Money Fund Divisions over a seven-day period, which is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in these divisions is assumed to be re-invested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures will reflect a deduction for Fund, Separate Account, and certain Contract level charges, and the Annual Administrative Charge assuming such Contract remains in force. The Administrative Charge is based on a hypothetical contract where such charge is applicable. These figures do not reflect the Sales Charge or premium taxes, (if any), which if included would reduce the yields reported.

The performance measures discussed above reflect results of the Funds and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Separate Account Divisions may be: (a) compared to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc. a nationally recognized independent reporting service or similar services that rank mutual funds and other investment companies by overall performance, investment objectives and assets; (b) tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria; and (c) included in data bases that produce reports and illustrations by organizations such as CDA Weisenberger. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

Additional Information

For further information about the Contracts, You may obtain a Statement of Additional Information prepared by MassMutual.

The Table of Contents of this Statement is as follows:

1. General Information and History

2. Service Arrangements and Distribution

3. Contract Value Calculations and Annuity Payments

4. Performance Measures

5. Reports of Independent Accountants and FinancialStatements.

Section 5 of the Statement of Additional Information contains financial statements for MassMutual.

This Prospectus sets forth the information about Separate Account 3 that a prospective investor ought to know before investing. Certain additional information about the Separate Account is contained in a Statement of Additional Information dated May 1, 1997 which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information appears on page 21 of this Prospectus. To obtain a copy, return this request form to the address shown below or telephone 1-800-258-4511.

To:  MassMutual and Affiliated Companies Service Center
     Continuum Administrative Services Corporation
     301 West 11th Street
     Kansas City, MO 64105

Please send me a Statement of Additional Information for LifeTrust.

Name
       -----------------------------------------------------------------

Address
       -----------------------------------------------------------------

       -----------------------------------------------------------------

City                                  State                 Zip
    ---------------------------------       ---------------    ---------

Telephone
         ---------------------------------------------------------------

                    Oppenheimer Life Trust Variable Annuity

                        ------------------------------
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                                  (DEPOSITOR)



           MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 3
                                 (REGISTRANT)
                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Massachusetts Mutual Variable Annuity Separate Account 3 dated May 1, 1997 (the "Prospectus"). The Prospectus may be obtained from the Massachusetts Mutual Life Insurance ("MassMutual") Service Center, c/o ALLIANCE-ONE Services, L.P., 301 West 11th Street, Kansas City, MO
(800) 258-4511.

                                 May 1, 1997


                               TABLE OF CONTENTS

General Information and History............................................2

Service Arrangements and Distribution......................................5

Contract Value Calculations
For Amounts Allocated to an Investment
Division of a Separate Account.............................................6

Performance Measures......................................................10

Reports of Independent
Accountants and Financial
Statements.......................................................Final Pages

                        GENERAL INFORMATION AND HISTORY


                                  MassMutual
                                  ----------

Massachusetts Mutual Life Insurance Company ("MassMutual") is a mutual life insurance company chartered in 1851 under the laws of the Commonwealth of Massachusetts. Its home office is located in Springfield, Massachusetts. MassMutual is licensed to transact a life, accident and health insurance business in all fifty states the District of Columbia, Puerto Rico and certain provinces of Canada.

MassMutual's Home Office is located in Springfield, Massachusetts. The Service Center for Contracts is located at ALLIANCE-ONE Services, L.P., Kansas City, Missouri.

                             OppenheimerFunds, Inc.
                             ----------------------

OppenheimerFunds, Inc. ("OFI") is a corporation organized under the laws of the state of Colorado. It has operated as an investment adviser since April 30, 1959. It (including a subsidiary) currently advises U.S. investment companies with assets aggregating over $62 billion as of December 31, 1995, and having over 3 million shareholder accounts. OFI is owned by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of OFI, and ultimately controlled by MassMutual.

                              The Separate Account
                              --------------------

Massachusetts Mutual Variable Annuity Separate Account 3 (the "Separate Account") was established as a separate investment account of MassMutual on January 14, 1994, in accordance with the provisions of Section 132G of Chapter 175 of Massachusetts General Laws. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. A unit investment trust is a type of investment company which invests its assets in the shares of one or more management investment companies rather than directly in its own portfolio of investment securities. Registration under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Separate Account or of MassMutual. Under Massachusetts law, however, both MassMutual and the Separate Account are subject to regulation by the Division of Insurance of the Commonwealth of Massachusetts.

The Separate Account is divided into thirteen Divisions. Four of the Divisions (MML Equity, MML Managed Bond, MML Blend, and MML Money Market) invest in corresponding shares of MML Series Investment Fund ("MML Trust"). The remaining nine Divisions (Oppenheimer Money, Oppenheimer High Income, Oppenheimer Bond, Oppenheimer Capital Appreciation, Oppenheimer Growth, Oppenheimer Multiple Strategies, Oppenheimer Global Securities, Oppenheimer Strategic Bond, and Oppenheimer Growth & Income) invest in corresponding shares of Oppenheimer Variable Account Funds (the "Oppenheimer Trust" and collectively with MML Trust, the "Trusts"). MassMutual reserves the right to add additional divisions or separate accounts. The value of both Accumulation Units (see "The Accumulation (Pay-In) Period" section in the prospectus) and Annuity Units (see "The Annuity (Pay Out) Period" section in the prospectus) in each Division reflects the investment results of its underlying Fund.

Although the assets of the Separate Account are assets of MassMutual, assets of the Separate Account equal to the reserves and other annuity contract liabilities which depend on the investment performance of the Separate Account are not chargeable with liabilities arising out of any other business MassMutual may conduct. The income and capital gains and losses, realized or unrealized, of each Division of a Separate Account are credited to or charged against such Division without regard to the income and capital gains and losses of the other Divisions or other accounts of MassMutual. All obligations arising under MassMutual Variable Annuity Contracts (the "Contracts"), however, are general corporate obligations of MassMutual.

                                   The Trusts
                                   ----------

1.  The MML Trust
    -------------

The MML Trust is a no-load, open-end, diversified management investment company consisting of four separate series of shares--MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund, and MML Blend Fund (the "MML Funds") each of which has its own investment objectives and policies. MassMutual organized the MML Trust for the purpose of providing vehicles for the investment of assets held in various separate investment accounts, including the Separate Account, established by MassMutual or its life insurance company subsidiaries. A statement of additional information concerning the MML Trust is available upon request from the Service Center.

2.  The Oppenheimer Trust
    ---------------------

The Oppenheimer Trust is an open-end, diversified management investment company consisting of the following funds: Oppenheimer Global Securities Fund, Oppenheimer High Income Fund, Oppenheimer Money Fund, Oppenheimer Strategic Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Bond Fund, Oppenheimer Growth Fund, and Oppenheimer Growth & Income Fund. Each of these funds is available to Contract Owners. The Oppenheimer Trust was organized for the purpose of providing funds to variable life and annuity contracts, and exemptive relief permitting such sales has been obtained from the Securities and Exchange Commission ("SEC"). Shares of the Trusts are not available to the public. A statement of additional information concerning the Oppenheimer Trust is available upon request from the Service Center.

3.  General Information Concerning the Trusts
    -----------------------------------------

A Separate Account purchases and redeems shares of specified funds at their net asset value without the imposition of any sales or redemption charge. Distributions made on the shares of each Fund held by a Division of a Separate Account are immediately reinvested in shares of a corresponding Fund at net asset value, which shares are added to the assets of the appropriate Division of the Separate Account. MassMutual serves as investment manager of each of the MML Funds pursuant to separate investment management agreements executed by MassMutual and each of the MML Funds. Concert Capital Management, Inc. ("Concert") served as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993-1996. Concert merged with and into David L. Babson & Company, Inc. ("Babson") effective December 31, 1996. Both Concert and Babson are wholly-owned subsidiaries of Babson Acquisition Corporation, which is a controlled subsidiary of MassMutual. Thus, effective January 1, 1997, Babson serves as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund. Both MassMutual and Babson are registered as investment advisers under the Investment Advisers Act of 1940.


OFI serves as investment adviser to the Funds of the Oppenheimer Trust. OFI is registered as an investment adviser under the Investment Advisers Act of 1940. The Prospectus and Statement of Additional Information for both the MML Trust and the Oppenheimer Trust contain a description of their respective Funds, their investment objectives, policies and restrictions, their expenses, the risks attendant therein, and aspects of their operation.


                               Possible Conflicts
                               ------------------
1.  MML Trust
    ---------

Assets of Massachusetts Mutual Variable Life Separate Accounts I and II and MML Bay State Variable Life Separate Account I are invested in the MML Funds. Because Massachusetts Variable Annuity Separate Account 1, 2, and 3 and MML Bay State Variable Annuity Separate Account 1 are also invested in the MML Funds, it is possible that material conflicts could arise between owners of the Contracts and owners of variable life insurance policies funded by the separate accounts listed above. Possible conflicts could arise if: (i) state insurance regulators should disapprove of or require changes in investment policies, investment advisers or principal underwriters, or if MassMutual should be permitted to act contrary to actions approved by holders of the variable life insurance policies under rules of the SEC; (ii) adverse tax treatment of the Contracts or other variable contracts would result from using the same Funds;
(iii) different investment strategies would be more suitable for the Contracts than for other variable contracts; or (iv) state insurance laws or regulations or other applicable laws would prohibit the funding of variable annuity separate accounts and variable life separate accounts by the same MML Funds. The Board of Trustees of the MML Trust will follow monitoring procedures which have been developed to determine whether material conflicts have arisen. Such Board will have a majority of Trustees who are not interested persons of the MML Trust, and determinations whether or not a material conflict exists will be made by a majority of such disinterested Trustees. If a material irreconcilable conflict exists, MassMutual will take such action at their own expense as may be required to cause Massachusetts Mutual Variable Life Separate Accounts I and II, MML Bay State Variable Life Separate Account I to be invested solely in shares of mutual funds which offer their shares exclusively to variable life insurance separate accounts unless, in certain cases, the holders of both the variable life insurance policies and the variable annuity contracts vote not to effect such segregation.

2.  Oppenheimer Trust
    -----------------

The Oppenheimer Trust was established for use as an investment vehicle by variable contract separate accounts such as the Separate Accounts. Accordingly, it is possible that a material irreconcilable conflict may develop between the interests of Contract Owners and other separate accounts investing in the Oppenheimer Trust. The Board of Trustees of the Oppenheimer Trust (the "Board") will monitor the Oppenheimer Funds for the existence of any such conflicts. If it is determined that a conflict exists, the Board will notify MassMutual and appropriate action will be taken to eliminate such irreconcilable conflict. Such steps may include: (1) withdrawing the assets allocable to some or all of the separate accounts from the particular Oppenheimer Fund and reinvesting such assets in a different investment medium, including (but not limited to) another Oppenheimer Fund; (2) submitting the question to whether such segregation should be implemented to a vote of all affected Contract Owners; and (3) establishing a new registered management investment company or managed separate account.


                             Assignment of Contract
                             ----------------------

MassMutual will not be charged with notice of any assignment of a Contract or of the interest of any beneficiary or of any other person unless the assignment is in writing and MassMutual receives at its Service Center a true copy thereof. MassMutual assumes no responsibility for the validity of any assignment.

While the Contracts are generally assignable, all non-tax qualified Contracts must carry a non-transferability endorsement which precludes their assignment. For qualified Contracts, the following exceptions and provisions should be noted:
     (1) No person entitled to receive annuity payments under a Contract or part or all of the Contract's value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the Contract Owner given during the Annuitant's lifetime and received in good order by MassMutual at its Service Center. To the extent permitted by law, no Contract nor any proceeds or interest payable thereunder will be subject to the Annuitant's or any other person's debts, contracts or engagements, nor to any levy or attachment for payment thereof;
     (2) If an assignment of a Contract is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the Contract's maturity value to which he is entitled, and to pay any balance of such value in one sum to the Contract Owner, regardless of any payment options which the Contract Owner may have elected. Moreover, if an assignment of a Contract is in effect at the death of the Annuitant or Owner prior to the maturity date, MassMutual will pay to the assignee in one sum, to the extent that he or she is entitled, the death benefit available under the Contract. Please consult The Death Benefit section of the prospectus for more information;
               -----------------

     (3) Contracts used in connection with annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("tax-sheltered annuities" or "TSAs") must be endorsed to provide that they are non-transferable; and
     (4) Contracts issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such Contracts may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the Annuitant to any person or party other than MassMutual, except to a former spouse of the Annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.

                           RESTRICTIONS ON REDEMPTION

Redemptions of TSAs may be restricted as required by Section 403(b)(11) of the Internal Revenue Code (see, "Tax- Sheltered Annuity Redemption Restrictions" in the prospectus for details). In restricting any such redemption, MassMutual relies on the relief from sections 22(e), 27(c) and 27(d) of the Investment Company Act of 1940 granted in American Council of Life Insurance [1988 Transfer Binder] Fed. Sec. L. Rep (CCH) 78,904 (November 22, 1988) (the "No Action Letter"). In relying on such relief, MassMutual hereby represents that it complies with the provisions of paragraphs (1) - (4) as set forth in the No Action Letter.

                     SERVICE ARRANGEMENTS AND DISTRIBUTION



                            Independent Accountants
                            -----------------------

The financial statements of the Separate Account and the statutory financial statements of MassMutual included in this Statement of Additional Information have been included herein in reliance on the reports of Coopers & Lybrand L.L.P., Springfield, Massachusetts 01101, independent accountants, given on the authority of that firm as experts in accounting and auditing. The report includes explanatory paragraphs relating to the use of statutory accounting practices rather than generally accepted accounting principles.

                       Distribution and Administration
                       -------------------------------

Effective May 1, 1996, MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, became the principal underwriter for the contract pursuant to an Underwriting and Servicing Agreement among MassMutual, MML Distributors and the Separate Account. Prior to May 1, 1996, MML Investors Services, Inc. ("MMLISI"), also a wholly-owned subsidiary of MassMutual, served as principal underwriter for the Separate Account. Effective May 1, 1996, MMLISI serves as co-underwriter for the Separate Account.

MML Distributors may enter into selling agreements with other broker-dealers which are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. ("selling brokers"). The Contract is sold through agents who are licensed by state insurance department officials to sell the Contract. These agents are also registered representatives of selling brokers or MMLISI. The Contract will be offered on a continuous basis in certain states where MassMutual has the authority to write variable annuity business and the Contract has been approved.

Pursuant to the Underwriting and Servicing Agreement, both MML Distributors and MMLISI will receive compensation for their activities as underwriters for each Separate Account. Compensation paid to MMLISI in

1996 was $5,000. Compensation paid to MML Distributors in 1996 was $18,423. Commissions will be paid through MMLISI and MML Distributors to agents and selling brokers for selling the Contracts. During 1996, 1995 and 1994, such payments amounted to $10,362,608, $2,899,557 and $2,061 respectively.

An Administration Agreement entered among MassMutual, MML Bay State Life Insurance Company and ALLIANCE-ONE Services, L.P. ("ALLIANCE-ONE") provides that ALLIANCE-ONE will agree to provide: all services required for the administration of those Contracts which depend in whole or in part on the investment performance of the Separate Account. Additionally, pursuant to such Agreement, ALLIANCE-ONE will keep such other records as may be mandated by state and federal laws and regulations. ALLIANCE-ONE will operate MassMutual's Service Center and will respond to Contract Owner inquiries concerning the status of their Contracts.

The Agreement may be terminated by the parties without the payment of any penalty upon 180 days written notice. The agreements immediately terminate in the event of their assignment (as that term is defined under the Investment Company Act of 1940). The agreements may be amended at any time by the mutual consent of the parties. Contract Owners will not receive notice with respect to changes in the agreements.

The offering of the Contracts is continuous.

                     Purchase of Securities Being Offered
                     ------------------------------------

Interests in the Separate Account are sold to Contract Owners as accumulation units. Charges associated with such securities are discussed in the Charges and
                                                                    -----------
Deductions Section of the prospectus for the Contract. The Contract does not
----------
offer any special purchase plan or exchange program not discussed in the prospectus. (For a discussion of instances when sales charges will be waived, see Contingent Deferred Sales Charges Section of the prospectus.)
    ---------------------------------

            CONTRACT VALUE CALCULATIONS FOR AMOUNTS ALLOCATED TO AN
                   INVESTMENT DIVISION OF A SEPARATE ACCOUNT

                       The Accumulation (Pay-In) Period
                       --------------------------------
              Valuation Date, Valuation Time and Valuation Period
              ---------------------------------------------------

Each day on which the net asset value of the shares of any of the Funds is determined is a "Valuation Date." The value of shares of the Funds held in the Separate Account is determined as of the "Valuation Time," which is the time of the close of trading on the New York Stock Exchange (currently 4:00 p.m. New York time) on a Valuation Date. A "Valuation Period" is the period, consisting of one or more days, from one Valuation Time to the next succeeding Valuation Time.

                            Accumulation Unit Value
                            -----------------------

The value of an Accumulation Unit (the "Accumulation Unit Value") for each Division of the Separate Account will vary from Valuation Date to Valuation Date. The initial Accumulation Unit Value for each Division was set at $1.000000. The Accumulation Unit Value for each Division on any date thereafter is equal to the product of the "Net Investment Factor" for that Division (as defined below) for the Valuation Period which includes such date and the Accumulation Unit Value for that Division on the preceding Valuation Date.

                 Purchase of Accumulation Units in a Division
                 --------------------------------------------
                             of a Separate Account
                             ---------------------

You may allocate purchase payments among the investment Divisions of the Separate Account and to the Fixed Account, where available. At the end of each Valuation Period MassMutual will apply your purchase payment (after deducting any applicable premium taxes) to each Separate Account Division that you have allocated in order to purchase Accumulation Units of the designated Division(s). These Accumulation Units will be used in determining the value of amounts in the Separate Account credited to the Contract on or prior to the maturity date and the amount of variable annuity benefits at maturity. The value of the Accumulation Units in each Division will vary with and will reflect the investment performance and expenses of that Division (which in turn will reflect the investment performance of the corresponding Fund in which the assets of the Division are invested), any applicable taxes and the applicable Asset Charge.

The Accumulation Unit Value is determined as of the Valuation Time. Provided that the Contract application is complete, Accumulation Units are purchased at their Accumulation Unit Value within two days of the date a purchase payment is received in good order in the mail or by wire transfer at the Service Center. If the date of receipt is not a Valuation Date, or if the purchase payment is received after the Valuation Time or other than by mail or wire transfer, the value of the Accumulation Units purchased will be determined within two days of the next Valuation Time following the date the payment is received. If an initial purchase payment is not applied within five business days after receipt (due to incomplete or ambiguous Application information, for example) the payment amount will be refunded unless specific consent to retain the payment for a longer period is obtained from the prospective purchaser. For subsequent purchase payments, the Valuation Date will be the date which is on or next follows the date of receipt.

Amounts allocated to a Fixed Account will earn interest at a Guaranteed Rate for the Guarantee Period. If, however, a Contract Owner redeems amounts held in the Fixed Account, or transfers such sums before the Expiration Date of the selected Accumulated Amount, such sums will be subject to a Market Value Adjustment ("MVA"). The application of the MVA may operate to provide a yield which is less than the return generated pursuant to the Guarantee Rate. If an applicable Segment is not available, then the formula used to calculate the Guaranteed Rate available as of the effective date of the application of the MVA (referred to as "j" in the formula described in the Market Value Adjustment section of the
                                    -----------------------
prospectus) will be determined by interpolation or extrapolation of the Guaranteed Rates for the Segments then available. (Please consult the prospectus for the Fixed Account for more information).

                             Net Investment Factor
                             ---------------------

The Net Investment Factor for each Division for any Valuation Period is equal to the sum of the Gross Investment Rate for that Division (as defined below) for the Valuation Period and 1.000000, decreased by the applicable Asset Charge. The Net Investment Factor may be greater than or less than 1.000000.

                             Gross Investment Rate
                             ---------------------

The Gross Investment Rate for each Division of the Separate Account is equal to the net earnings of that Division during the Valuation Period, divided by the value of the net assets of that Division at the beginning of the Valuation Period. The net earnings of the Division is equal to the accrued investment income and capital gains and losses (realized and unrealized) of that Division and an adjustment for taxes paid or provided for. The Gross Investment Rate will be determined in accordance with generally accepted accounting principles and applicable laws, rules and regulations. The Gross Investment Rate may be positive or negative.

The policy of the Separate Account is to take dividends and capital gain distributions on shares of the Funds held by the Separate Account in additional shares and not in cash.

See the General Formulas section below for the general formulas which may be
        ----------------
used to compute the value of an Accumulation Unit for any Division of the Separate Account, and for an explanation of how a hypothetical illustration using such formulas may be developed.

                          The Annuity (Pay-Out) Period
                          ----------------------------

When your Contract approaches its maturity date, you may choose to have the Maturity Value of the Contract provide you at maturity with either Fixed Income payments (referred to as the "Fixed Income Option" in your

Contract), Variable Monthly Income payments [referred to as the "Variable Monthly Income Option" in your Contract], or a combination of the two. You also may elect to receive the Maturity Value in one lump sum. Fixed or Variable Monthly Income payments may be received under several different payment options. If you have made no election within 30 days prior to the maturity date, the Contract will provide you with the automatic payment of a Variable Monthly Income under a life income option with payments guaranteed for 10 years.

                                  Fixed Income
                                  ------------

If you select a Fixed Income, then each annuity payment will be for a fixed-dollar amount and will not vary with or reflect the investment performance of the Separate Account or its Divisions. For further information regarding the type of annuity benefit and the payment options available thereunder, You should refer to your Contract.

                            Variable Monthly Income
                            -----------------------

If you select a Variable Monthly Income, then each annuity payment will be based upon the value of the Annuity Units. This value will vary with and reflect the investment performance of each Division to which Annuity Units are credited. The number of Annuity Units will not vary, but will remain fixed during the annuity period unless a Contract Owner makes transfers to another Division or a joint and survivor Payment Option with reduced survivor income (as described in the Prospectus). Variable Monthly Income payments will be made by withdrawal of assets from the Separate Account.

                       Annuity Units and Monthly Payments
                       ----------------------------------

The number of Annuity Units in each Division to be credited to a Contract is determined in the following manner. First, the value of amounts attributable to a Contract for each Division of the Separate Account is determined by multiplying the number of Accumulation Units credited to a Division on the maturity date of the Contract by the Accumulation Unit Value of that Division on the Payment Calculation Date for the first Variable Monthly Income payment. Such value is then multiplied by the "purchase rate" (as defined below) to determine the amount of the first Variable Monthly Income payment attributable to each Division. Finally, the amount of the first Variable Monthly Income payment attributable to each Division is divided by the Annuity Unit Value for that Division on the Payment Calculation Date for such payment to determine the number of Annuity Units for that Division.

The dollar amount of each Variable Monthly Income payment (other than the first payment under a Contract) is equal to the sum of the products obtained by multiplying the number of Annuity Units in each Division credited to the Contract by their value (the "Annuity Unit Value") on the Payment Calculation Date.

                                 Purchase Rate
                                 -------------

The purchase rate for each Division is the amount of Variable Monthly Annuity payment purchased by each $1,000 applied to that Division. The purchase rates which will be applied will be those specified in the Contract or those in use by MassMutual when the first Variable Monthly Income payment is due, whichever provides the higher income. The purchase rate will differ according to the payment option elected. Such rate takes into account the age and year of birth of the Annuitant or Annuitants. The sex of the Annuitant or Annuitants will also be considered unless the Contract is issued on a unisex basis, including cases issued in connection with an employer-sponsored plan covered by the United States Supreme Court case of Arizona Governing Committee v. Norris.
                             -------------------------------------

                           Assumed Investment Rates
                           ------------------------

The Assumed Investment Rate for each Separate Account Division will be 4% per annum unless a lower rate is required by state law. The Assumed Investment Rate will affect the amount by which Variable Monthly Income payments will vary from month to month. If the actual net investment performance for a Division for the period between the date any Variable Monthly Income payment is determined and the date the next Variable Monthly Income payment is determined is equivalent on an annual basis to an investment return at the Assumed Investment

Rate, then the amount of the next payment attributable to that Division will be equal to the amount of the last payment. If such net investment performance for a Division is equivalent to an investment return greater than the Assumed Investment rate, the next payment attributable to that Division will be larger than the last; if such net investment performance for a Division is equivalent to a return smaller than the Assumed Investment Rate, then the next payment attributable to that Division will be smaller than the last.

                              Annuity Unit Value
                              ------------------

The Annuity Unit Value for a Division depends on the Assumed Investment Rate and on the Net Investment Factor for that Division. On the inception date of the Contract, the initial Annuity Unit Value for each Division was set at $1.000000. An Annuity Unit Value for a Division on any date thereafter is equal to the Net Investment Factor for the Valuation Period which includes such date divided by the sum of 1.000000 plus the rate of interest for the number of days in such Valuation Period at an effective annual rate equal to the Assumed Investment Rate, and multiplied by the Annuity Unit Value for the Division on the preceding Valuation Date.

                               General Formulas
                               ----------------

           General Formulas to Determine Accumulation Unit Value and
           ---------------------------------------------------------
          Annuity Unit Value for any Division of the Separate Account
          -----------------------------------------------------------
Gross Investment            = Net Earnings during Valuation Period
Rate                          ------------------------------------
                              Value of Net Assets at beginning of Valuation Period

Net Investment              = Gross Investment Rate + 1.000000 -
Factor                        Asset Charge


Accumulation                = Accumulation Unit Value on Preceding
Unit Value                    Valuation Date X Net Investment Factor


Annuity Unit Value          = Annuity Unit Value on Preceding
                              Valuation Date X Net Investment Factor
                              --------------------------------------
                              1.000000 + rate of interest for number of days in
                              current Valuation Period at Assumed Investment Rate

                  Illustration of Computation of Accumulation
                  -------------------------------------------
               and Annuity Unit Value Using Hypothetical Example
               -------------------------------------------------

The above computations may be illustrated by the following hypothetical example:
Assume that the net earnings of the Division for the Valuation Period were $11,760; that the value of net assets at the beginning of the Valuation Period was $30,000,000; that the Asset Charge was .000038 per day; that the values of an Accumulation Unit and an Annuity Unit in the Division of the Separate Account on the preceding Valuation Date were $1.135000 and $1.067000, respectively, that the corresponding Assumed Investment Rate was 4% and that the Valuation Period was one day.

The Gross Investment Rate for the Valuation Period would be .000392 ($11,760 divided by $30,000,000). The Net Investment Factor would be 1.000354 (.000392 plus 1.000000 minus .000038). The new Accumulation Unit Value would be $1.1354 ($1.135000 x 1.000354). At an effective annual rate of 4%, the rate of interest for one day is .000107, and the new Annuity Unit Value would be $1.0673 ($1.067000 x 1.000354 divided by 1.000107).

              General Formulas to Determine Variable Monthly Income
              -----------------------------------------------------
          Payments and Number of Annuity Units for any Division of the
          ------------------------------------------------------------
                               Separate Account
                               ----------------

First Variable               =  Accumulation Units Applied X Accumulation
Monthly Annuity                 Unit Value on Payment Calculation Date for
Payment                         First Variable Monthly Annuity Payment X
                                Purchase Rate



Number of Annuity            =  First Variable Monthly Annuity Payment
Units                           --------------------------------------
                                Annuity Unit Value on Payment Calculation
                                Date for First Variable Monthly Income Payment


Amount of Subsequent         =  Number of Annuity Units X Annuity Unit
Variable Monthly                Value on the Applicable Payment
Annuity Payments                Calculation Date


             Illustration of Computation of Variable Monthly Income
             ------------------------------------------------------
               Payments for a Contract Using Hypothetical Example
               --------------------------------------------------

The above computations may be illustrated by the following hypothetical example:
Assume that 35,000 Accumulation Units in a Division of the Separate Account were to be applied; that the purchase rate for the Assumed Investment Rate and payment option elected was $5.65 per $1,000; that the Accumulation Unit Value of such Division on the Payment Calculation Date for the first Variable Monthly Income payment was $1.350000; and that the Annuity Unit Value of such Division on the Payment Calculation Date for the first Variable Monthly Income was $1.200000 and for the second Variable Monthly Income payment was $1.20050.

The first Variable Monthly Income payment would be $266.96 (35,000 X 1.350000 X
 .005650). The number of Annuity Units of such Division credited would be 222.467 ($266.96 divided by $1.200000). The amount of the second Variable Monthly Income payment would be $267.07 (222.467 X $1.200500). If the Contract has Annuity
Units credited in more than one Division of a Separate Account, the above computation would be made for each Division and the Variable Monthly Income Payment would be equal to the sum thereof.

                              PERFORMANCE MEASURES

MassMutual may show the performance for the Divisions of the Separate Account in the following ways:

                   Standardized Average Annual Total Return
                   ----------------------------------------

MassMutual will show the "SEC Average Annual Total Return," formulated as prescribed by the rules of the SEC, for each Division of the Separate Account except for any Division which has been in existence for less than one year. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects a deduction for the contingent deferred sales charge, the annual administrative charge and all other Fund, Separate Account and Contract level charges except premium taxes, if any. The annual administrative charge will be apportioned among the Divisions of the Separate Account based upon the percentages of in force Contracts investing in each of the Divisions. For any Division which has been in existence for less than one year, MassMutual will show the aggregate total return from the inception of the Division within the Separate Account to the end of the period. This aggregate total return will reflect the change in unit value and a deduction for the contingent deferred sales charge. The Company may choose to Standardized Average Annual Total Returns based on inception of the underlying Fund.

The following table shows the Total Return for the Divisions of the Separate Account for the period ending December 31, 1996.


                                     1 Year        5 Years       10 Years      Since Inception
                                     ------        -------       --------      ---------------
MML Equity                           13.07%         12.79%         11.98%      (date shown)
MML Managed Bond                     -3.63           5.45           6.79
MML Blend                             6.91           9.69          10.28
Opp Global Securities                10.12          10.24           N/A        2.08% (11/12/90)
Opp Capital Appreciation             12.65          14.49          14.59
Opp Growth                           17.60          14.00          12.39
Opp Multiple Strategies               8.19           9.60           N/A        12.79 (2/2/87)
Opp High Income                       8.05          12.89          12.16
Opp Bond                             -2.13           5.82           7.23
Opp Strategic Bond                    4.84           N/A            N/A        8.25 (5/3/93)
Opp Growth Income                    25.15           N/A            N/A        35.27 (7/3/95)

                       Additional Performance Measures
                        -------------------------------

The performance figures discussed below may be calculated on the basis of the historical performance of the Funds, and may assume the Contracts were in existence prior to their inception date, (which they were not). Beginning the date the Contracts became available, actual Accumulation Unit values are used for the calculations. These returns may be based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses, MML Trust expenses, Oppenheimer Trust expenses, and the annual Administrative Charge. They do not include contingent deferred sales charges or premium taxes (if any), which if included would reduce the percentages reported.

The difference between the first set of additional performance measures, ANNUALIZED RETURNS on Accumulation Unit Values, and the second set, the NON-STANDARDIZED ANNUAL and AVERAGE ANNUAL TOTAL RETURNS, is that the second set includes the deduction of the annual Administrative Charge, whereas the first set does not.

                            ACCUMULATION UNIT VALUES
                               ANNUALIZED RETURNS

The ANNUALIZED RETURN, or average annual change in Accumulation Unit values, may be shown with respect to one or more periods. For one year, the Annualized Return is the effective annual rate of return. For periods greater than one year, the Annualized Return will be the effective annual compounded rate of return for the periods stated. Since the value of an Accumulation Unit reflects the expenses of the Separate Account and Trusts (See Table of Fees and Expenses of the Prospectus), the Annualized Returns also reflect these expenses. These percentages, however, do not reflect contingent deferred sales charge or premium
                         ---
taxes (if any), which if included would reduce the percentages that MassMutual reports.

                    Annualized Accumulation Unit Value Return
                           For Periods Ending 12/31/96


                                     1 Year            3 Years          5 Years          10 Years         Since Inception
                                     ------            -------          -------          --------         ---------------
MML Equity                            18.62%            16.36%           13.14%            12.08%         (date shown)
MML Managed Bond                       1.83              4.33             5.79              6.84
MML Blend                             12.40             11.37            10.01             10.34
Opp Global Securities                 15.94              2.81            10.83              N/A           9.11% (11/12/90)
Opp Capital Appreciation              18.53             12.19            15.08             14.89
Opp Growth                            23.51             18.36            14.64             12.74
Opp Multiple Strategies               13.92              9.66            10.14              N/A           10.05 (2/2/87)
Opp High Income                       13.69              8.83            13.30             12.32
Opp Bond                               3.35              4.87             6.19              7.30
Opp Strategic Bond                    10.54              6.06             N/A               N/A           5.87 (5/3/93)
Opp Growth Income                     30.73              N/A              N/A               N/A           38.35 (7/3/95)

The NON-STANDARDIZED ANNUAL TOTAL RETURN and the NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN reflect a deduction for the Annual Administrative Charge as well as reflecting deductions for the Separate Account expenses and the expenses of the Trusts. They are based on specified premium patterns which produce the resulting Accumulated Values. They do not include Sales Charges or premium taxes (if any), which would reduce the percentages reported.

The NON-STANDARDIZED ANNUAL TOTAL RETURN for a Division of the Separate Account is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period had the division been in existence.

The NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN for a Division of the Separate Account is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

Note: The NON-STANDARDIZED ANNUAL TOTAL RETURN will be less than the NON-STANDARDIZED ANNUALIZED RETURN on Accumulation Unit values for the same period due to the effect of the annual Administrative Charge. Additionally, the magnitude of this difference will depend on the size of the Accumulated Value from which the annual Administrative Charge is deducted.

The performance figures discussed above reflect historical results of the Funds and are not intended to indicate or to predict future performance.

Performance information for the Separate Account Divisions may be: (a) compared to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc. a nationally recognized independent reporting service or a similar services that rank mutual funds and other investment companies by overall performance, investment objectives and assets;
(b) tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria; and (c) included in data bases that can be used to produce reports and illustrations by organizations such as CDA Wiesenberger. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

                            YIELD AND EFFECTIVE YIELD

MassMutual may show yield and effective yield figures for the Money Market and Money Fund Divisions of the Separate Account. "Yield" refers to the income generated by an investment in either money market Division over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective" yield is calculated similarly but, when annualized, the income earned by an investment in a money market division is assumed to be re-invested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures will reflect a deduction for Fund, Separate Account, and certain Contract level charges and the Annual Administrative Charge assuming such contract remains in force. The Administrative Charge is based on a hypothetical contract where such charge is applicable. These figures do not reflect the Sales charge or premium taxes (if any), which if included would reduce the yields.

The following tables show the 7-day Yield and Effective Yield for the Money Market Divisions of the Separate Accounts for the periods ended December 31, 1996:


                                                   MML           Oppenheimer
                                               Money Market      Money Market
     Yield                                         3.54%            2.94%
     Effective Yield                               3.61             2.98

After administrative fee deduction (0.11%)

     Yield                                         3.43%            2.83%
     Effective Yield                               3.50             2.87

                       LIFETRUST HYPOTHETICAL PROJECTIONS


                    OPPENHEIMER GLOBAL SECURITIES
                    -----------------------------
            $10,000 purchase payment made December 31, 1990




                            Values prior to current                            Non-Standardized
                                                                        -------------------------------------
                            year's purchase payment                                     One           Average
                            -----------------------                                    Year            Annual
                                        Cumulative            Accumulated             Total             Total
               Date                       Payments                  Value            Return            Return
-------------------------------------------------------------------------------------------------------------
           12/31/91                        $10,000                $10,165             1.65%             1.65%
           12/31/92                        $10,000                 $9,281            -8.69%            -3.66%
           12/31/93                        $10,000                $15,558            67.64%            15.87%
           12/31/94                        $10,000                $14,434            -7.23%             9.61%
           12/31/95                        $10,000                $14,524             0.62%             7.75%
           12/31/96                        $10,000                $16,809            15.73%             9.04%


                    OPPENHEIMER CAPITAL APPRECIATION
                    --------------------------------
            $10,000 purchase payment made December 31, 1986




                            Values prior to current                            Non-Standardized
                                                                        -------------------------------------
                            year's purchase payment                                     One           Average
                            -----------------------                                    Year            Annual
                                        Cumulative            Accumulated             Total             Total
               Date                       Payments                  Value            Return            Return
-------------------------------------------------------------------------------------------------------------
           12/31/87                        $10,000                $11,244            12.44%            12.44%
           12/31/88                        $10,000                $12,545            11.57%            12.01%
           12/31/89                        $10,000                $15,751            25.56%            16.35%
           12/31/90                        $10,000                $12,890           -18.17%             6.55%
           12/31/91                        $10,000                $19,636            52.34%            14.45%
           12/31/92                        $10,000                $22,319            13.66%            14.32%
           12/31/93                        $10,000                $27,992            25.42%            15.84%
           12/31/94                        $10,000                $25,478            -8.98%            12.40%
           12/31/95                        $10,000                $33,282            30.63%            14.29%
           12/31/96                        $10,000                $39,418            18.44%            14.70%


                    OPPENHEIMER GROWTH
                    ------------------
            $10,000 purchase payment made December 31, 1986




                            Values prior to current                            Non-Standardized
                                                                        -------------------------------------
                            year's purchase payment                                     One           Average
                            -----------------------                                    Year            Annual
                                        Cumulative            Accumulated             Total             Total
               Date                       Payments                  Value            Return            Return
-------------------------------------------------------------------------------------------------------------
           12/31/87                        $10,000                $10,158             1.58%             1.58%
           12/31/88                        $10,000                $12,200            20.10%            10.45%
           12/31/89                        $10,000                $14,838            21.62%            14.06%
           12/31/90                        $10,000                $13,400            -9.69%             7.59%
           12/31/91                        $10,000                $16,558            23.57%            10.61%
           12/31/92                        $10,000                $18,670            12.76%            10.97%
           12/31/93                        $10,000                $19,715             5.60%            10.18%
           12/31/94                        $10,000                $19,600            -0.59%             8.78%
           12/31/95                        $10,000                $26,396            34.68%            11.39%
           12/31/96                        $10,000                $32,572            23.40%            12.53%


                    OPPENHEIMER MULTIPLE STRATEGIES
                    -------------------------------
            $10,000 purchase payment made December 31, 1987




                            Values prior to current                            Non-Standardized
                                                                        -------------------------------------
                            year's purchase payment                                     One           Average
                            -----------------------                                    Year            Annual
                                        Cumulative            Accumulated             Total             Total
               Date                       Payments                  Value            Return            Return
-------------------------------------------------------------------------------------------------------------
           12/31/88                        $10,000                $12,015            20.15%            20.15%
           12/31/89                        $10,000                $13,685            13.90%            16.98%
           12/31/90                        $10,000                $13,208            -3.49%             9.72%
           12/31/91                        $10,000                $15,270            15.62%            11.16%
           12/31/92                        $10,000                $16,383             7.29%            10.38%
           12/31/93                        $10,000                $18,702            14.15%            11.00%
           12/31/94                        $10,000                $18,053            -3.47%             8.81%
           12/31/95                        $10,000                $21,582            19.55%            10.09%
           12/31/96                        $10,000                $24,556            13.78%            10.50%



                    OPPENHEIMER HIGH INCOME
                    -----------------------
            $10,000 purchase payment made December 31, 1986




                            Values prior to current                            Non-Standardized
                                                                        -------------------------------------
                            year's purchase payment                                     One           Average
                            -----------------------                                    Year            Annual
                                        Cumulative            Accumulated             Total             Total
               Date                       Payments                  Value            Return            Return
-------------------------------------------------------------------------------------------------------------
           12/31/87                        $10,000                $10,627             6.27%             6.27%
           12/31/88                        $10,000                $12,082            13.69%             9.92%
           12/31/89                        $10,000                $12,461             3.14%             7.61%
           12/31/90                        $10,000                $12,829             2.95%             6.43%
           12/31/91                        $10,000                $16,911            31.82%            11.08%
           12/31/92                        $10,000                $19,634            16.10%            11.90%
           12/31/93                        $10,000                $24,430            24.43%            13.61%
           12/31/94                        $10,000                $23,295            -4.65%            11.15%
           12/31/95                        $10,000                $27,630            18.61%            11.95%
           12/31/96                        $10,000                $31,381            13.58%            12.12%


                    OPPENHEIMER BOND
                    ----------------
            $10,000 purchase payment made December 31, 1986


                            Values prior to current                            Non-Standardized
                                                                        -------------------------------------
                            year's purchase payment                                     One           Average
                            -----------------------                                    Year            Annual
                                        Cumulative            Accumulated             Total             Total
               Date                       Payments                  Value            Return            Return
-------------------------------------------------------------------------------------------------------------
           12/31/87                        $10,000                $10,080             0.80%             0.80%
           12/31/88                        $10,000                $10,801             7.16%             3.93%
           12/31/89                        $10,000                $12,040            11.47%             6.38%
           12/31/90                        $10,000                $12,783             6.17%             6.33%
           12/31/91                        $10,000                $14,797            15.76%             8.15%
           12/31/92                        $10,000                $15,510             4.82%             7.59%
           12/31/93                        $10,000                $17,259            11.28%             8.11%
           12/31/94                        $10,000                $16,659            -3.48%             6.59%
           12/31/95                        $10,000                $19,196            15.23%             7.51%
           12/31/96                        $10,000                $19,810             3.20%             7.07%


                    OPPENHEIMER STRATEGIC BOND
                    --------------------------
            $10,000 purchase payment made December 31, 1993




                            Values prior to current                            Non-Standardized
                                                                        -------------------------------------
                            year's purchase payment                                     One           Average
                            -----------------------                                    Year            Annual
                                        Cumulative            Accumulated             Total             Total
               Date                       Payments                  Value            Return            Return
-------------------------------------------------------------------------------------------------------------
           12/31/94                        $10,000                 $9,458            -5.42%            -5.42%
           12/31/95                        $10,000                $10,730            13.44%             3.58%
           12/31/96                        $10,000                $11,831            10.26%             5.77%


                    OPPENHEIMER GROWTH AND INCOME
                    -----------------------------
            $10,000 purchase payment made December 31, 1995




                            Values prior to current                            Non-Standardized
                                                                        ------------------------------------
                            year's purchase payment                                     One           Average
                            -----------------------                                    Year            Annual
                                        Cumulative            Accumulated             Total             Total
               Date                       Payments                  Value            Return            Return
-------------------------------------------------------------------------------------------------------------
           12/31/96                        $10,000                $13,043            30.43%            30.43%



                    MML BLEND
                    ---------
            $10,000 purchase payment made December 31, 1986




                            Values prior to current                            Non-Standardized
                                                                        ------------------------------------
                            year's purchase payment                                     One           Average
                            -----------------------                                    Year            Annual
                                        Cumulative            Accumulated             Total             Total
               Date                       Payments                  Value            Return            Return
-------------------------------------------------------------------------------------------------------------
           12/31/87                        $10,000                $10,136             1.36%             1.36%
           12/31/88                        $10,000                $11,305            11.53%             6.32%
           12/31/89                        $10,000                $13,343            18.03%            10.09%
           12/31/90                        $10,000                $13,440             0.73%             7.67%
           12/31/91                        $10,000                $16,405            22.06%            10.41%
           12/31/92                        $10,000                $17,661             7.66%             9.94%
           12/31/93                        $10,000                $19,074             8.00%             9.66%
           12/31/94                        $10,000                $19,245             0.90%             8.53%
           12/31/95                        $10,000                $23,375            21.46%             9.89%
           12/31/96                        $10,000                $26,243            12.27%            10.13%



                    MML BOND
                    --------
            $10,000 purchase payment made December 31, 1986




                            Values prior to current                            Non-Standardized
                                                                        -------------------------------------
                            year's purchase payment                                     One           Average
                            -----------------------                                    Year            Annual
                                        Cumulative            Accumulated             Total             Total
               Date                       Payments                  Value            Return            Return
-------------------------------------------------------------------------------------------------------------
           12/31/87                        $10,000                $10,087             0.87%             0.87%
           12/31/88                        $10,000                $10,626             5.34%             3.08%
           12/31/89                        $10,000                $11,793            10.98%             5.65%
           12/31/90                        $10,000                $12,573             6.61%             5.89%
           12/31/91                        $10,000                $14,434            14.80%             7.62%
           12/31/92                        $10,000                $15,243             5.61%             7.28%
           12/31/93                        $10,000                $16,776            10.06%             7.67%
           12/31/94                        $10,000                $15,891            -5.28%             5.96%
           12/31/95                        $10,000                $18,645            17.33%             7.17%
           12/31/96                        $10,000                $18,957             1.67%             6.60%


                    MML EQUITY
                    ----------
            $10,000 purchase payment made December 31, 1986




                            Values prior to current                            Non-Standardized
                                                                        -------------------------------------
                            year's purchase payment                                     One           Average
                            -----------------------                                    Year            Annual
                                        Cumulative            Accumulated             Total             Total
               Date                       Payments                  Value            Return            Return
-------------------------------------------------------------------------------------------------------------
           12/31/87                        $10,000                 $9,923            -0.77%            -0.77%
           12/31/88                        $10,000                $11,388            14.76%             6.71%
           12/31/89                        $10,000                $13,787            21.07%            11.30%
           12/31/90                        $10,000                $13,495            -2.12%             7.78%
           12/31/91                        $10,000                $16,680            23.59%            10.77%
           12/31/92                        $10,000                $18,141             8.76%            10.44%
           12/31/93                        $10,000                $19,561             7.83%            10.06%
           12/31/94                        $10,000                $20,051             2.51%             9.09%
           12/31/95                        $10,000                $25,912            29.23%            11.16%
           12/31/96                        $10,000                $30,706            18.50%            11.87%

Report Of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 3 and the Board of Directors of Massachusetts Mutual Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Massachusetts Mutual Variable Annuity Separate Account 3 (comprising, respectively, MML Equity Division, MML Money Market Division, MML Managed Bond Division, MML Blend Division, Oppenheimer Money Division, Oppenheimer High Income Division, Oppenheimer Bond Division, Oppenheimer Capital Appreciation Division, Oppenheimer Growth Division, Oppenheimer Multiple Strategies Division, Oppenheimer Global Securities Division, Oppenheimer Strategic Bond Division and Oppenheimer Growth & Income Division - the "Divisions") as of December 31, 1996, and the related statements of operations and statements of changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of December 31, 1996, by examination of the records of MML Series Investment Fund and by confirmation with Oppenheimer Variable Account Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Massachusetts Mutual Variable Annuity Separate Account 3 as of December 31, 1996, the results of their operations and the changes in their net assets for the periods indicated thereon, in conformity with generally accepted accounting principles.

Also, in our opinion, based on these audits and our previous audits, made in accordance with generally accepted auditing standards, of the financial statements of Massachusetts Mutual Variable Annuity Separate Account 3 for each respective period, indicated thereon, and upon which we expressed an unqualified opinion, the financial information under the caption "Condensed Financial Information" for each date appearing in the Prospectus, is fairly stated in all material respects in relation to the financial statements from which it has been derived.

                              Coopers & Lybrand L.L.P.


Springfield, Massachusetts

February 4, 1997

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


                                                     MML          MML                                Oppenheimer
                                         MML        Money       Managed        MML      Oppenheimer     High      Oppenheimer
                                       Equity      Market        Bond         Blend        Money       Income        Bond
                                      Division    Division     Division     Division     Division     Division     Division
                                    ----------   ----------   ----------   ---------    ----------   ----------  -----------
ASSETS
Investments
 Number of shares (Note 2)........     121,939    4,145,208      122,839      117,059    4,207,219      867,807      206,068
                                    ----------   ----------   ----------   ---------    ----------   ----------  -----------
 Identified cost (Note 3B)........  $3,420,963   $4,145,208   $1,499,251   $2,512,430   $4,207,219   $9,447,870  $ 2,363,372
                                    ==========   ==========   ==========   ==========   ==========   ==========  ===========
 Value (Note 3A)..................  $3,632,108   $4,145,208   $1,480,003   $2,572,172   $4,207,219   $9,658,691  $ 2,396,576
Dividends receivable..............     169,164       17,246       23,517       87,860        9,816            -            -
Receivable from Massachusetts
 Mutual Life Insurance Company....      14,878                         -            -            -       15,142            -
                                    ----------   ----------   ----------   ---------    ----------   ----------  -----------
  Total assets....................   3,816,150    4,162,454    1,503,520    2,660,032    4,217,035    9,673,833    2,396,576

LIABILITIES
Payable to Massachusetts Mutual
 Life Insurance Company...........           -        4,758           48          162      142,270            -           95
                                    ----------   ----------   ----------   ---------    ----------   ----------  -----------
NET ASSETS........................  $3,816,150   $4,157,696   $1,503,472   $2,659,870   $4,074,765   $9,673,833  $ 2,396,481
                                    ==========   ==========   ==========   ==========   ==========   ==========  ===========
Net assets consists of:
Accumulation units - value........  $3,816,150   $4,157,696   $1,503,472   $2,659,870   $4,074,765   $9,673,833  $ 2,396,481
                                    ==========   ==========   ==========   ==========   ==========   ==========  ===========
Accumulation units (Note 7)
  Contractowners..................   2,490,560    3,831,345    1,241,028    1,942,038    3,747,549    7,368,483    2,019,349
  Massachusetts Mutual
   Life Insurance Company.........       5,000        5,000        5,000        5,000        5,000        5,000        5,000
                                    ----------   ----------   ----------   ---------    ----------   ----------  -----------
    Total units...................   2,495,560    3,836,345    1,246,028    1,947,038    3,752,549    7,373,483    2,024,349
                                    ==========   ==========   ==========   ==========   ==========   ==========  ===========
NET ASSET VALUE PER
 ACCUMULATION UNIT
 December 31, 1996................  $     1.53   $     1.08   $     1.21   $     1.37   $     1.09   $     1.31  $      1.18
 December 31, 1995................        1.29         1.05         1.18         1.22         1.05         1.15         1.15
 December 31, 1994................        1.00         1.00         1.01         1.00         1.00         0.97         0.99


                                     Oppenheimer              Oppenheimer  Oppenheimer  Oppenheimer
                                       Capital   Oppenheimer   Multiple      Global      Strategic   Oppenheimer
                                    Appreciation   Growth     Strategies   Securities      Bond    Growth & Income
                                      Division    Division     Division     Division     Division     Division
                                    -----------  -----------  -----------  -----------  ----------- -----------
ASSETS
Investments
 Number of shares (Note 2).........     388,541      756,502      716,944      665,779    3,800,447   1,436,219
                                    -----------  -----------  -----------  -----------  ----------- -----------
 Identified cost (Note 3B)......... $14,367,743  $18,754,513  $10,576,544  $10,736,611  $18,891,024 $21,749,739
                                    ===========  ===========  ===========  ===========  =========== ===========
 Value (Note 3A)................... $15,032,640  $20,607,124  $11,205,830  $11,737,682  $19,344,277 $23,510,912
Dividends receivable...............           -            -            -            -            -           -
Receivable from Massachusetts
 Mutual Life Insurance Company.....           -       61,548            -            -            -     101,891
                                    -----------  -----------  -----------  -----------  ----------- -----------
  Total assets.....................  15,032,640   20,668,672   11,205,830   11,737,682   19,344,277  23,612,803

LIABILITIES
Payable to Massachusetts Mutual
 Life Insurance Company............       1,907            -       37,196       21,945          734           -
                                    -----------  -----------  -----------  -----------  ----------- -----------
NET ASSETS......................... $15,030,733  $20,668,672  $11,168,634  $11,715,737  $19,343,543 $23,612,803
                                    ===========  ===========  ===========  ===========  =========== ===========
Net assets consists of:
Accumulation units - value......... $15,030,733  $20,668,672  $11,168,634  $11,715,737  $19,343,543 $23,612,803
                                    ===========  ===========  ===========  ===========  =========== ===========
Accumulation units (Note 7)
  Contractowners...................   9,684,946   12,625,598    8,304,575   10,653,741   15,654,377  14,511,671
  Massachusetts Mutual
   Life Insurance Company..........       5,000        5,000        5,000        5,000        5,000       5,000
                                    -----------  -----------  -----------  -----------  ----------- -----------
    Total units....................   9,689,946   12,630,598    8,309,575   10,658,741   15,659,377  14,516,671
                                    ===========  ===========  ===========  ===========  =========== ===========
NET ASSET VALUE PER
 ACCUMULATION UNIT
 December 31, 1996................. $      1.55  $      1.64  $      1.34  $      1.10  $      1.24 $      1.63
 December 31, 1995.................        1.31         1.32         1.18         0.95         1.12        1.24
 December 31, 1994.................        1.00         0.98         0.99         0.94         0.98           -

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1996

                                                     MML          MML                                Oppenheimer
                                         MML        Money       Managed        MML      Oppenheimer     High      Oppenheimer
                                       Equity      Market        Bond         Blend        Money       Income        Bond
                                      Division    Division     Division     Division     Division     Division     Division
                                    ----------   ----------   ----------   ----------   ----------   ----------  -----------
Investment income
Dividends (Note 3B)................ $  169,188   $  150,782   $   80,382   $  125,330   $  138,383   $  589,884  $   106,945

Expenses
Mortality and expense
 risk fee (Note 4).................     28,289       42,916       16,317       18,788       38,430       79,364       26,928
                                    ----------   ----------   ----------   ----------   ----------   ----------  -----------
Net investment income (loss)
 (Note 3C).........................    140,899      107,866       64,065      106,542       99,953      510,520       80,017
                                    ----------   ----------   ----------   ----------   ----------   ----------  -----------

Net realized and unrealized gain
 (loss) on investments
Net realized gain on investments
 (Notes 3B, 3C and 6)..............     43,794            -       10,816       23,015            -       40,542       16,906
Change in net unrealized
 appreciation/depreciation of
 investments.......................    184,186            -      (35,066)      49,512            -      196,512       20,296
                                    ----------   ----------   ----------   ----------   ----------   ----------  -----------
Net gain (loss) on investments.....    227,980            -      (24,250)      72,527            -      237,054       37,202
                                    ----------   ----------   ----------   ----------   ----------   ----------  -----------

Net increase in net assets
 resulting from operations......... $  368,879   $  107,866   $   39,815   $  179,069   $   99,953   $  747,574  $   117,219
                                    ==========   ==========   ==========   ==========   ==========   ==========  ===========


                                     Oppenheimer              Oppenheimer  Oppenheimer  Oppenheimer
                                       Capital   Oppenheimer   Multiple      Global      Strategic   Oppenheimer
                                    Appreciation   Growth     Strategies   Securities      Bond    Growth & Income
                                      Division    Division     Division     Division     Division     Division
                                    ----------   ----------   ----------   ----------   ----------  -----------
Investment income
Dividends (Note 3B)................ $  226,078   $  499,454   $  541,404   $        -   $  999,676  $   165,736

Expenses
Mortality and expense
 risk fee (Note 4).................    107,647      156,324      107,052       91,362      158,983      154,648
                                    ----------   ----------   ----------   ----------   ----------  -----------
Net investment income (loss)
 (Note 3C).........................    118,431      343,130      434,352      (91,362)     840,693       11,088
                                    ----------   ----------   ----------   ----------   ----------  -----------

Net realized and unrealized gain
 (loss) on investments
Net realized gain on investments
 (Notes 3B, 3C and 6)..............    193,591      304,402       25,435       31,269       33,224    1,103,346
Change in net unrealized
 appreciation/depreciation of
 investments.......................    442,491    1,632,993      559,298    1,047,309      371,733    1,513,108
                                    ----------   ----------   ----------   ----------   ----------  -----------
Net gain (loss) on investments.....    636,082    1,937,395      584,733    1,078,578      404,957    2,616,454
                                    ----------   ----------   ----------   ----------   ----------  -----------

Net increase in net assets
 resulting from operations......... $  754,513   $2,280,525   $1,019,085   $  987,216   $1,245,650  $ 2,627,542
                                    ==========   ==========   ==========   ==========   ==========  ===========

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1996


                                                     MML          MML                                Oppenheimer
                                         MML        Money       Managed        MML      Oppenheimer     High      Oppenheimer
                                       Equity      Market        Bond         Blend        Money       Income        Bond
                                      Division    Division     Division     Division     Division     Division     Division
                                    ----------   ----------   ----------   ----------   ----------   ----------  -----------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)...... $  140,899   $  107,866   $   64,065   $  106,542   $   99,953   $  510,520  $    80,017
 Net realized gain
  on investments...................     43,794            -       10,816       23,015            -       40,542       16,906
 Change in net unrealized
  appreciation/depreciation
  of investments...................    184,186            -      (35,066)      49,512            -      196,512       20,296
                                    ----------   ----------   ----------   ----------   ----------   ----------  -----------
 Net increase in net assets
  resulting from operations........    368,879      107,866       39,815      179,069       99,953      747,574      117,219
                                    ----------   ----------   ----------   ----------   ----------   ----------  -----------

Capital transactions: (Note 7)
 Net contract payments (Note 5)....  2,555,306    5,393,266    1,030,584    1,831,880    3,634,212    6,024,668    1,362,876
 Withdrawal of funds...............    (16,047)    (298,788)      (1,625)     (11,927)    (354,202)    (178,972)     (59,652)
 Reimbursement (payment)
  of accumulation
  unit value fluctuation............     1,097         (119)        (158)        (161)         220       (1,674)      (1,428)
 Withdrawal due to administrative
  and contingent deferred sales
  charges (Note 5).................       (376)        (647)         (99)        (341)        (499)        (723)        (197)
 Divisional transfers..............    207,759   (2,816,845)    (151,700)      23,605   (1,876,439)     635,897      234,679
                                    ----------   ----------   ----------   ----------   ----------   ----------  -----------
 Net increase in net assets
  resulting from capital
  transactions.....................  2,747,739    2,276,867      877,002    1,843,056    1,403,292    6,479,196    1,536,278
                                    ----------   ----------   ----------   ----------   ----------   ----------  -----------
Total increase.....................  3,116,618    2,384,733      916,817    2,022,125    1,503,245    7,226,770    1,653,497

NET ASSETS, at beginning
 of the year.......................    699,532    1,772,963      586,655      637,745    2,571,520    2,447,063      742,984
                                    ----------   ----------   ----------   ----------   ----------   ----------  -----------
NET ASSETS, at end
 of the year....................... $3,816,150   $4,157,696   $1,503,472   $2,659,870   $4,074,765   $9,673,833  $ 2,396,481
                                    ==========   ==========   ==========   ==========   ==========   ==========  ===========


                                      Oppenheimer              Oppenheimer  Oppenheimer  Oppenheimer
                                        Capital   Oppenheimer   Multiple      Global      Strategic   Oppenheimer
                                     Appreciation   Growth     Strategies   Securities      Bond    Growth & Income
                                       Division    Division     Division     Division     Division     Division
                                     ----------   ----------   ----------   ----------   ----------  -----------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)......  $  118,431   $  343,130   $  434,352   $  (91,362)  $  840,693  $    11,088
 Net realized gain
  on investments...................     193,591      304,402       25,435       31,269       33,224    1,103,346
 Change in net unrealized
  appreciation/depreciation
  of investments...................     442,491    1,632,993      559,298    1,047,309      371,733    1,513,108
                                     ----------   ----------   ----------   ----------   ----------  -----------
 Net increase in net assets
  resulting from operations........     754,513    2,280,525    1,019,085      987,216    1,245,650    2,627,542
                                     ----------   ----------   ----------   ----------   ----------  -----------

Capital transactions: (Note 7)
 Net contract payments (Note 5)....  11,489,303   14,481,999    4,968,283    8,050,627   12,744,725   18,214,144
 Withdrawal of funds...............    (144,619)    (291,440)    (183,715)    (130,114)    (405,621)    (285,744)
 Reimbursement (payment)
  of accumulation
  unit value fluctuation............     (7,722)        (804)      (1,116)      (5,982)         489       26,692
 Withdrawal due to administrative
  and contingent deferred sales
  charges (Note 5).................      (1,655)      (2,242)      (1,092)      (1,077)      (1,417)      (1,097)
 Divisional transfers..............     355,482      530,087      752,658      317,751      848,290      938,776
                                     ----------   ----------   ----------   ----------   ----------  -----------
 Net increase in net assets
  resulting from capital
  transactions.....................  11,690,789   14,717,600    5,535,018    8,231,205   13,186,466   18,892,771
                                     ----------   ----------   ----------   ----------   ----------  -----------
Total increase.....................  12,445,302   16,998,125    6,554,103    9,218,421   14,432,116   21,520,313

NET ASSETS, at beginning
 of the year.......................   2,585,431    3,670,547    4,614,531    2,497,316    4,911,427    2,092,490
                                     ----------   ----------   ----------   ----------   ----------  -----------
NET ASSETS, at end
 of the year.......................  $15,030,733  $20,668,672  $11,168,634  $11,715,737  $19,343,543 $23,612,803
                                     ===========  ===========  ===========  ===========  =========== ===========

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1995


                                                     MML          MML                                Oppenheimer
                                         MML        Money       Managed        MML      Oppenheimer     High      Oppenheimer
                                       Equity      Market        Bond         Blend        Money       Income        Bond
                                      Division    Division     Division     Division     Division     Division     Division
                                     ----------  ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)...... $   22,234   $   16,655   $   15,449   $   21,322   $   66,086   $  106,174  $    15,933
 Net realized gain
  on investments...................      5,755            -          608        8,025            -        2,457          891
 Change in net unrealized
  appreciation/depreciation
  of investments...................     27,162            -       15,857       10,381            -       14,550       13,035
                                    ----------   ----------   ----------    ---------    ---------   ----------   ----------
 Net increase (decrease) in net
  assets resulting from operations.     55,151       16,655       31,914       39,728       66,086      123,181       29,859
                                    ----------   ----------   ----------    ---------    ---------   ----------   ----------

Capital transactions: (Note 7)
 Net contract payments (Note 5)....    630,304    2,145,397      218,912      305,175    3,818,145    2,313,073      646,806
 Transfer from Massachusetts
  Mutual Life Insurance Company....          -            -            -            -            -            -            -
 Withdrawal of funds...............       (665)        (410)           -       (4,473)     (61,450)      (5,171)      (2,500)
 Reimbursement (payment) of
  accumulation unit value
  fluctuation......................      1,318          129          330          (82)         115          688          (16)
 Withdrawal due to administrative
  and contingent deferred sales
  charges (Note 5).................         (2)           -            -            -            -            -            -
 Divisional transfers..............      8,315     (393,956)     330,333      292,273   (1,256,498)      10,336       63,776
                                    ----------   ----------   ----------    ---------    ---------   ----------   ----------
 Net increase in net assets
  resulting from capital
  transactions.....................    639,270    1,751,160      549,575      592,893    2,500,312    2,318,926      708,066
                                    ----------   ----------   ----------    ---------    ---------   ----------   ----------
Total increase.....................    694,421    1,767,815      581,489      632,621    2,566,398    2,442,107      737,925

NET ASSETS, at beginning
 of the period/year................      5,111        5,148        5,166        5,124        5,122        4,956        5,059
                                    ----------   ----------   ----------    ---------    ---------   ----------   ----------

NET ASSETS, at end
 of the year....................... $  699,532   $1,772,963   $  586,655   $  637,745   $2,571,520   $2,447,063  $   742,984
                                    ==========   ==========   ==========   ==========   ==========   ==========  ===========

                                      Oppenheimer              Oppenheimer  Oppenheimer  Oppenheimer
                                        Capital   Oppenheimer   Multiple      Global      Strategic  *Oppenheimer
                                     Appreciation   Growth     Strategies   Securities      Bond    Growth & Income
                                       Division    Division     Division     Division     Division     Division
                                     -----------  -----------  -----------  -----------  ----------  --------------
Increase (decrease) in net assets
Operations:
 Net investment income (loss)....... $  (11,933)  $  (16,221)  $   54,581   $  (12,147)  $  137,661  $    (3,330)
 Net realized gain
  on investments....................     54,553       49,866       25,446       22,914       11,287        9,555
 Change in net unrealized
  appreciation/depreciation
  of investments....................    222,389      219,700       70,124      (45,921)      81,708      248,065
                                     ----------   ----------   ----------   ----------   ----------  -----------
 Net increase (decrease) in net
  assets resulting from operations..    265,009      253,345      150,151      (35,154)     230,656      254,290
                                     ----------   ----------   ----------   ----------   ----------  -----------
Capital transactions: (Note 7)
 Net contract payments (Note 5).....  2,053,494    3,430,028    4,178,837    2,449,565    4,679,812    1,591,201
 Transfer from Massachusetts
  Mutual Life Insurance Company.....          -            -            -            -            -        5,000
 Withdrawal of funds................     (2,859)      (3,267)      (3,954)      (4,634)     (85,153)      (2,850)
 Reimbursement (payment) of
  accumulation unit value
  fluctuation.......................     (3,814)         605       (3,308)      (3,105)       1,533        5,385
 Withdrawal due to administrative
  and contingent deferred sales
  charges (Note 5)..................        (10)          (9)         (40)         (50)           -           (8)
 Divisional transfers...............    268,505      (15,564)     287,819       85,521       79,668      239,472
                                     ----------   ----------   ----------   ----------   ----------  -----------
 Net increase in net assets
  resulting from capital
  transactions......................  2,315,316    3,411,793    4,459,354    2,527,297    4,675,860    1,838,200
                                     ----------   ----------   ----------   ----------   ----------  -----------
Total increase......................  2,580,325    3,665,138    4,609,505    2,492,143    4,906,516    2,092,490

NET ASSETS, at beginning
 of the period/year.................      5,106        5,409        5,026        5,173        4,911            -
                                     ----------   ----------   ----------   ----------   ----------  -----------
NET ASSETS, at end
 of the year........................ $2,585,431   $3,670,547   $4,614,531   $2,497,316   $4,911,427  $ 2,092,490
                                     ==========   ==========   ==========   ==========   ==========  ===========

*For the Period July 3, 1995 (Date of Commencement of Operations) through December 31, 1995

                                                See Notes to Financial Statements.

                                                                 4

Massachusetts Mutual Variable Annuity Separate Account 3

Notes To Financial Statements


1.    HISTORY

      Massachusetts Mutual Variable Annuity Separate Account 3 ("Separate Account 3") is a separate investment account established on January 12, 1994 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 3 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

      On November 15, 1994, MassMutual paid $60,000 to provide the initial capital for Separate Account 3's twelve initial divisions: 14,099 shares were purchased in the two management investment companies described in
      Note 2.

      On July 5, 1995, MassMutual paid $5,000 to establish Separate Account 3's thirteenth division: 500 shares were purchased in the Growth & Income Division of the Oppenheimer Variable Account Fund described in Note 2.

2.    INVESTMENT OF THE SEPARATE ACCOUNT 3 ASSETS

      Separate Account 3 maintains thirteen divisions. Each division invests in corresponding shares of either MML Series Investment Trust ("MML Trust") or Oppenheimer Variable Account Funds ("Oppenheimer Trust").

      MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are the four series of shares of the MML Trust. The MML Trust is a no-load, registered, open-end, diversified management investment company for which MassMutual serves as investment manager. Concert Capital Management, Inc. ("Concert") served as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993-1996. Concert merged with and into David L. Babson & Company, Inc. ("Babson") effective December 31, 1996. At such time, both Concert and Babson were wholly owned subsidiaries of Babson Acquisition Corporation, which is a controlled subsidiary of MassMutual. Thus, effective January 1, 1997, Babson serves as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund. MassMutual paid Concert a quarterly fee equal to an annual rate of .13% of the average daily net asset value of MML Equity Fund and the Equity Sector of MML Blend Fund.

      Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Securities Fund, Oppenheimer Strategic Bond Fund and Oppenheimer Growth & Income Fund (the "Oppenheimer Funds") are the nine separate funds of the Oppenheimer Trust. The Oppenheimer Trust is a registered, open-end, diversified management investment company, for which OppenheimerFunds, Inc. ("OFI"), a controlled subsidiary of MassMutual, serves as investment advisor. (Prior to January 5, 1996, OFI was known as Oppenheimer Management Corporation.)

      In addition to the thirteen divisions of Separate Account 3, a contractowner, in certain states, may also allocate funds to the Fixed Account. Proceeds from the Fixed Account will be deposited in a non-unitized segment of MassMutual's general account organized as a separate account for accounting purposes. The interests in the Fixed Account are registered under the Securities Act of 1933.

3.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed consistently by Separate Account 3 in preparation of the financial statements in conformity with generally accepted accounting principles.

      A.   Investment Valuation

      The investments in MML Trust and the Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

      B.   Accounting For Investments

      Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

      C.   Federal Income Taxes

      Operations of Separate Account 3 form a part of the total operations of MassMutual, and Separate Account 3 is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Separate Account 3 will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to Contracts which depend on Separate Account 3's investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to Separate Account 3.

      D.   Annuity Reserves

      Annuity reserves are developed by using accepted actuarial methods and are computed using the 1983 Annuity Table a, with Projection Scale G. Since all contracts are in the accumulation phase, Separate Account 3 has not recorded any annuity reserves at December 31, 1996.

      E.   Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.    CHARGES

      An asset charge is computed against the net asset value of Separate Account 3's assets ("Net Asset Value"). The asset charge is currently equivalent on an annual basis to 1.40% of the Net Asset Value. The mortality and expense risk part of the charge is made daily at an annual rate which is currently equal to l.15%, and will not exceed 1.25% of the Net Asset Value. The administrative expense part of the asset charge is made daily at an annual rate of 0.l5%. The third component of the asset charge is a charge of 0.10% of Net Asset Value assessed to reimburse MassMutual for the cost of providing the enhanced death benefit under the Contract. MassMutual also charges for administrative costs and may impose a contingent deferred sales charge and a premium tax charge upon redemption, maturity or annuitization.

5. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES

                                                                              Administrative
                                                                                Charges and
                                                                                Contingent
      For the Year Ended                                        Contract         Deferred
      December 31, 1996                                         Payments       Sales Charges
      -----------------                                         --------       -------------
      MML Equity Division................................... $  2,555,306     $         376
      MML Money Market Division.............................    5,393,266               647
      MML Managed Bond Division.............................    1,030,584                99
      MML Blend Division....................................    1,831,880               341
      Oppenheimer Money Division............................    3,634,212               499
      Oppenheimer High Income Division......................    6,024,668               723
      Oppenheimer Bond Division.............................    1,362,876               197
      Oppenheimer Capital Appreciation Division.............   11,489,303             1,655
      Oppenheimer Growth Division...........................   14,481,999             2,242
      Oppenheimer Multiple Strategies Division..............    4,968,283             1,092
      Oppenheimer Global Securities Division................    8,050,627             1,077
      Oppenheimer Strategic Bond Division...................   12,744,725             1,417
      Oppenheimer Growth & Income Division..................   18,214,144             1,097

6.    PURCHASES AND SALES OF INVESTMENTS


      For the Year Ended                                         Cost of         Proceeds
      December 31, 1996                                         Purchases       from Sales
      -----------------                                         ---------       ----------
      MML Equity Fund......................................  $  2,995,564     $     265,454
      MML Money Market Fund................................     6,007,167         3,611,129
      MML Managed Bond Fund................................     1,322,713           396,232
      MML Blend Fund.......................................     2,282,995           402,832
      Oppenheimer Money Fund...............................    11,458,095         9,377,373
      Oppenheimer High Income Fund.........................     7,953,174           969,767
      Oppenheimer Bond Fund................................     4,513,720         2,897,400
      Oppenheimer Capital Appreciation Fund................    12,863,453         1,042,010
      Oppenheimer Growth Fund..............................    17,417,854         2,394,793
      Oppenheimer Multiple Strategies Fund.................     6,548,329           511,921
      Oppenheimer Global Securities Fund...................     9,370,985         1,203,375
      Oppenheimer Strategic Bond Fund......................    14,891,235           863,815
      Oppenheimer Growth & Income Fund.....................    24,622,308         5,802,313

7.    DISTRIBUTION AGREEMENT

      Effective May 1, 1996, MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as principal underwriter of the contracts pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account 3. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

      Prior to May 1, 1996, MML Investors Services, Inc. ("MMLISI") a wholly-owned subsidiary of MassMutual, served as principal underwriter of the contracts. Effective May 1, 1996, MMLISI serves as co-underwriter of the policies pursuant to underwriting and servicing agreements among MMLISI, MassMutual and Separate Account 3, MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the contracts as authorized variable life insurance agents under applicable state insurance laws.

      Under the sales agreement among MMLISI, MassMutual and Separate Account 3, agents receive commissions and service fees from MMLISI for selling and servicing the contracts. MassMutual reimburses MMLISI for such compensation and for other expenses incurred in marketing and selling the contracts.

8.    NET INCREASE (DECREASE) IN ACCUMULATION UNITS

                                                      MML         MML                                Oppenheimer
                                         MML         Money      Managed        MML      Oppenheimer     High      Oppenheimer
      For the Year Ended               Equity       Market       Bond         Blend        Money       Income        Bond
      December 31, 1996               Division     Division    Division     Division     Division     Division     Division
      -----------------              ---------    ---------    --------     --------     --------     --------     --------
      Units purchased............    1,813,898    5,071,211      878,712    1,417,972    3,385,677    4,881,608    1,187,235
      Units withdrawn and
       transferred to Guaranteed
       Principal Account.........      (11,671)    (281,018)      (1,451)      (9,200)    (330,421)    (143,834)     (52,135)
      Units transferred
       between divisions.........      150,709   (2,648,525)    (126,339)      13,564   (1,758,641)     515,253      240,582
                                    ----------  -----------    ---------   ----------   ----------   ----------   ----------
      Net Increase...............    1,952,936    2,141,668      750,922    1,422,336    1,296,615    5,253,027    1,375,682

      Units, at beginning of the
        year.....................      542,624    1,694,677      495,106      524,702    2,455,934    2,120,456      648,667
                                    ----------  -----------    ---------   ----------   ----------   ----------   ----------
      Units, at end of the year..    2,495,560    3,836,345    1,246,028    1,947,038    3,752,549    7,373,483    2,024,349
                                    ==========  ===========    =========   ==========   ==========   ==========   ==========


                                      Oppenheimer              Oppenheimer  Oppenheimer  Oppenheimer
                                        Capital   Oppenheimer   Multiple      Global      Strategic   Oppenheimer
      For the Year Ended             Appreciation   Growth     Strategies   Securities      Bond    Growth & Income
      December 31, 1996                Division    Division     Division     Division     Division     Division
      -----------------               ---------    ---------    ---------    ---------   ---------    ----------
      Units purchased............     7,614,089    9,742,037    3,932,233    7,884,862   10,874,695   12,504,727
      Units withdrawn and
       transferred to Guaranteed
       Principal Account.........       (97,170)    (195,083)    (146,977)    (128,318)    (348,279)    (191,839)
      Units transferred
       between divisions.........       197,476      313,225      613,080      268,045      737,720      522,008
                                     ----------   ----------   ----------   ----------  -----------  -----------
      Net Increase...............     7,714,395    9,860,179    4,398,336    8,024,589   11,264,136   12,834,896

      Units, at beginning of the
        year.....................     1,975,551    2,770,419    3,911,239    2,634,152    4,395,241    1,681,775
                                     ----------   ----------   ----------   ----------  -----------  -----------
      Units, at end of the year..     9,689,946   12,630,598    8,309,575   10,658,741   15,659,377   14,516,671
                                     ==========   ==========   ==========   ==========  ===========  ===========


      For the Year Ended December 31, 1995
      and *For the Period July 3, 1995                 MML          MML                               Oppenheimer
      (Date of Commencement of            MML         Money       Managed       MML      Oppenheimer      High     Oppenheimer
      Operations)                        Equity       Market       Bond        Blend        Money        Income        Bond
      Through December 31, 1995         Division     Division    Division     Division     Division     Division     Division
      -------------------------        ---------   -----------  ---------    ---------  ------------  ------------  -----------
      Units transferred from
       MassMutual for
       initial capital...........            -            -            -            -            -            -            -
      Units purchased............       531,137   2,069,098      195,120      266,091    3,733,194    2,110,662      587,913
      Units withdrawn and
       transferred to Guaranteed
       Principal Account.........         (552)        (399)           -       (3,737)     (59,428)      (4,687)      (2,258)
      Units transferred
       between divisions.........        6,910     (379,146)     294,862      257,221   (1,222,930)       9,382       57,915
                                     ---------   ----------    ---------     --------   ----------   ----------     --------
      Net Increase...............      537,495    1,689,553      489,982      519,575    2,450,836    2,115,357      643,570

      Units, at beginning of the
        period/year..............        5,129        5,124        5,124        5,127        5,098        5,099        5,097
                                     ---------   ----------    ---------     --------   ----------   ----------     --------
      Units, at end of the year..      542,624    1,694,677      495,106      524,702    2,455,934    2,120,456      648,667
                                     =========   ==========    =========     ========   ==========   ==========     ========


      For the Year Ended December 31, 1995
      and *For the Period July 3, 1995             Oppenheimer               Oppenheimer  Oppenheimer  Oppenheimer
      (Date of Commencement of                       Capital   Oppenheimer   Multiple      Global      Strategic  *Oppenheimer
      Operations)                                 Appreciation    Growth     Strategies   Securities      Bond    Growth & Income
      Through December 31, 1995                      Division    Division     Division     Division     Division     Division
      -------------------------                   -----------  ----------   ----------   -----------  ----------- --------------
      Units transferred from
       MassMutual for
       initial capital...........                         -            -            -            -            -        5,000
      Units purchased............                 1,738,329    2,774,690    3,654,332    2,543,717    4,395,634    1,460,313
      Units withdrawn and
       transferred to Guaranteed
       Principal Account.........                    (2,321)      (2,540)      (3,464)      (4,897)     (80,091)      (2,541)
      Units transferred
       between divisions.........                   234,442       (7,236)     255,271       89,830       74,698      219,003
                                                 ----------   ----------   ----------   ----------   ----------   ----------
      Net Increase...............                 1,970,450    2,764,914    3,906,139    2,628,650    4,390,241    1,681,775

      Units, at beginning of the
        period/year..............                     5,101        5,505        5,100        5,502        5,000            -
                                                 ----------   ----------   ----------   ----------   ----------   ----------
      Units, at end of the year..                 1,975,551    2,770,419    3,911,239    2,634,152    4,395,241    1,681,775
                                                 ==========   ==========   ==========   ==========   ==========   ==========

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY





                         STATUTORY FINANCIAL STATEMENTS

                        as of December 31, 1996 and 1995
            and for the years ended December 31, 1996, 1995 and 1994

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Policyholders of Massachusetts Mutual Life Insurance Company

We have audited the accompanying statutory statement of financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1996 and 1995, and the related statutory statements of income, changes in policyholders' contingency reserves, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of Connecticut Mutual Life Insurance Company for the year ended December 31, 1995 or for each of the two years in the period ended December 31, 1995, which, after restatement for the 1996 pooling of interests, reflect 25% of assets as of December 31, 1995, 26% and 26% of revenue, and 22% and 6% of net gain from operations for the years ended December 31, 1995 and 1994, respectively. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Connecticut Mutual Life Insurance Company, is based solely on the report of other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of the other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using statutory accounting practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, prior to 1996, the Department of Insurance of the State of Connecticut, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not determinable at this time, are presumed to be material.

In our report dated February 5, 1996, we expressed our opinion that the 1995 and 1994 financial statements, prepared using statutory accounting practices, presented fairly, in all material respects, the financial position of the Massachusetts Mutual Life Insurance Company as of December 31, 1995, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1995 in conformity with generally accepted accounting principles ("GAAP"). As described in Note 1 to the financial statements, financial statements of mutual life insurance enterprises issued or reissued after 1996, and prepared in accordance with statutory accounting principles, are no longer considered to be presentations in conformity with GAAP. Accordingly, our present opinion on the 1995 and 1994 statutory financial statements as presented herein is different from that expressed in our previous report.

In our opinion, because of the effects of the matter discussed in the third paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Massachusetts Mutual Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996.

In our opinion, based upon our audits and the report of the other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, on the statutory basis of accounting described in Note 1.

                                        Coopers & Lybrand L.L.P
                                        Independent Accountants

Springfield, Massachusetts
February 7, 1997

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                    STATUTORY STATEMENT OF FINANCIAL POSITION

                                                               December 31,

                                                      1996                    1995
                                                   ----------                -------
                                                               (In Millions)
Assets:

Bonds                                                 $25,255.0              $23,625.1
Common stocks                                             336.6                  416.1
Mortgage loans                                          3,897.1                3,908.2
Real estate                                             1,840.9                1,652.6
Other investments                                       1,425.6                1,489.9
Policy loans                                            4,752.3                4,518.4
Cash and short-term investments                         1,075.4                2,342.8
Investment and insurance amounts receivable             1,102.4                1,059.3
Separate account assets                                13,563.5               11,309.5
Other assets                                               97.9                  174.6
                                                      ---------              ---------

                                                      $53,346.7              $50,496.5
                                                      =========              =========

                 See notes to statutory financial statements.

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                                                                   December 31,

                                                           1996                  1995
                                                         --------              --------
                                                                 (In Millions)
Liabilities:

Policyholders' reserves and funds                          $33,341.5            $32,893.1
Policyholders' dividends                                       885.3                832.6
Policy claims and other benefits                               373.8                395.5
Federal income taxes                                           440.7                338.5
Asset valuation reserve                                        689.2                566.8
Investment reserves                                            208.4                188.4
Separate account reserves and liabilities                   13,563.1             11,309.6
Amounts due on investments purchased and
  other liabilities                                          1,206.1              1,371.1
                                                          ----------           ----------

                                                            50,708.1             47,895.6

Policyholders' contingency reserves                          2,638.6              2,600.9
                                                          ----------           ----------

                                                           $53,346.7            $50,496.5
                                                          ==========           ==========

                 See notes to statutory financial statements.

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                         STATUTORY STATEMENT OF INCOME

                                                                               Years ended December 31,

                                                                      1996                 1995                1994
                                                                    ---------           ---------           ---------
                                                                                      (In Millions)
Income:

Premium income                                                       $6,328.6            $5,727.7            $6,177.2
Net investment and other income                                       2,861.1             2,898.4             2,803.1
                                                                     --------            --------            --------

                                                                      9,189.7             8,626.1             8,980.3
                                                                     --------            --------            --------

Benefits and expenses:

Policy benefits and payments                                          6,048.2             5,152.2             5,449.6
Addition to policyholders' reserves and funds                           854.7             1,205.4             1,263.2
Commissions and operating expenses                                      763.5               833.7               959.3
State taxes, licenses and fees                                           96.4                89.4               105.6
Merger restructuring costs                                               66.1                44.0               -
                                                                     --------            --------            --------

                                                                      7,828.9             7,324.7             7,777.7
                                                                     --------            --------            --------

Net gain before federal income taxes and dividends                    1,360.8             1,301.4             1,202.6

Federal income taxes                                                    276.7               206.2               139.7
                                                                     --------            --------            --------

Net gain from operations before dividends                             1,084.1             1,095.2             1,062.9

Dividends to policyholders                                              859.9               819.0               824.7
                                                                     --------            --------            --------

Net gain from operations                                                224.2               276.2               238.2

Net realized capital gain (loss)                                         40.3               (85.8)             (164.3)
                                                                     --------            --------            --------

Net income                                                           $  264.5            $  190.4            $   73.9
                                                                     ========            ========            ========


                 See notes to statutory financial statements.

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                         STATUTORY STATEMENT OF CHANGES
                     IN POLICYHOLDERS' CONTINGENCY RESERVES

                                                                               Years ended December 31,

                                                                      1996               1995                1994
                                                                    --------           --------            --------
                                                                                 (In Millions)
Policyholders' contingency reserves, beginning of year              $2,600.9           $2,569.1            $2,470.2
                                                                    --------           --------            --------

Increases (decreases) due to:
  Net income                                                           264.5              190.4                73.9
  Net unrealized capital gain (loss)                                    (1.7)              88.7                29.5
  Merger restructuring costs, net of tax                                 -                (45.4)                -
  Surplus notes                                                          -                  -                 100.0
  Change in asset valuation and investment reserves                   (142.4)             (75.6)              (38.2)
  Change in valuation bases of policyholders' reserves                 (72.2)            (108.2)              (51.1)
  Change in accounting for mortgage backed securities                                       -                  44.5
  Change in non-admitted assets and other                              (10.5)             (18.1)              (59.7)
                                                                    --------           --------            --------

                                                                        37.7               31.8                98.9
                                                                    --------           --------            --------

Policyholders' contingency reserves, end of year                    $2,638.6           $2,600.9            $2,569.1
                                                                    ========           ========            ========

                 See notes to statutory financial statements.

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                        STATUTORY STATEMENT OF CASH FLOWS

                                                                                  Years Ended December 31,

                                                                         1996              1995            1994
                                                                      ----------        ----------      ----------
                                                                                       (In Millions)
Operating activities:
     Net income                                                       $    264.5        $    190.4       $    73.9
     Addition to policyholders' reserves and funds,
       net of transfers to separate accounts                               426.7             575.8           546.9
     Net realized capital (gain) loss                                      (40.3)             85.8           164.3
     Other changes                                                        (232.8)            (25.2)          124.2
                                                                      ----------        ----------      ----------

     Net cash provided by operating activities                             418.1             826.8           909.3
                                                                      ----------        ----------      ----------

Investing activities:
     Purchases of investments and loans                                (10,171.5)        (10,364.2)       (8,351.6)
     Sales or maturities of investments and receipts
        from repayment of loans                                          8,539.3           9,671.1         7,468.7
                                                                      ----------        ----------      ----------

     Net cash used in investing activities                              (1,632.2)           (693.1)         (882.9)
                                                                      ----------        ----------      ----------

Financing activities:
     Issuance of surplus notes                                              -                 -              100.0
     Repayments of long-term debt                                          (53.3)            (46.4)         (125.0)
                                                                      ----------        ----------      ----------

     Net cash used by financing activities                                 (53.3)            (46.4)          (25.0)
                                                                      ----------        ----------      ----------

Increase (decrease) in cash and short-term investments                  (1,267.4)             87.3             1.4

Cash and short-term investments, beginning of year                       2,342.8           2,255.5         2,254.1
                                                                      ----------        ----------      ----------

Cash and short-term investments, end of year                          $  1,075.4        $  2,342.8       $ 2,255.5
                                                                      ----------        ----------      ----------


                 See notes to statutory financial statements.

                    NOTES TO STATUTORY FINANCIAL STATEMENTS

Massachusetts Mutual Life Insurance Company ("the Company") is a mutual life insurance company and as such has no shareholders. The Company's primary business is individual life insurance, annuity and disability income products distributed primarily through career agents. The Company also provides a wide range of pension products and services, as well as investment services to individuals, corporations and institutions in all 50 states and the District of Columbia.

On March 1, 1996, the operations of the former Connecticut Mutual Life Insurance Company (" Connecticut Mutual") were merged into the Company. This merger was accounted for under the pooling of interests method of accounting. For the purposes of this presentation, these financial statements reflect historical amounts giving retroactive effect as if the merger had occurred on January 1, 1994 in conformity with the practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, prior to the merger, the Department of Insurance of the State of Connecticut. In 1996, merger-related expenses totaling $66.1 million were recorded in the Statutory Statement of Income. In 1995, merger-related expenses incurred by Massachusetts Mutual (the Company prior to the merger) of $44.0 million, were recorded in the statutory statement of income and the expenses incurred by Connecticut Mutual of $45.4 million, net of tax, were recorded as a component of changes in policyholders' contingency reserves, as permitted by each company's regulatory authority. On the merger date, policyholder reserves attributable to disability income contracts were strengthened by $75.0 million, investment reserves for real estate were increased by $49.8 million and net prepaid pension assets were increased by $10.4 million. The separate results of each company prior to the merger for the year ended December 31, 1995, are as follows: (a) income was $6,443.8 million for Massachusetts Mutual and $2,182.3 million for Connecticut Mutual; (b) net income was $160.7 million for Massachusetts Mutual and $29.6 million for Connecticut Mutual and (c) policyholders' contingency reserves increased by $143.7 million for Massachusetts Mutual and decreased by $112.0 million for Connecticut Mutual.

On March 31, 1996, the Company sold MassMutual Holding Company Two, Inc., a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company (formerly the MML Pension Insurance Company; currently doing business as "UniCARE"), which comprised the Company's group life and health business, to WellPoint Health Networks, Inc. The Company received total consideration of $402.2 million ($340.0 million in cash and $62.2 million in notes receivable) and recognized a before tax gain of $187.9 million. The Company, pursuant to a 1994 reinsurance agreement, cedes its group life, accident and health business to UniCARE. The Company's investment in MassMutual Holding Company Two, Inc. amounted to $187.8 million at December 31, 1995; its gain from operations reflected a $41 million dividend in 1995. Additionally, this investment produced an unrealized gain of $13.9 million in 1995 and an unrealized loss of $12.6 million in 1994.

1. Summary of Accounting Practices


   The accompanying statutory financial statements, except as to form, have been prepared in conformity with the practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, prior to the merger, The Department of Insurance of the State of Connecticut ("statutory accounting practices"), which practices were also considered to be in conformity with generally accepted accounting principles ("GAAP"). In 1993, the Financial Accounting Standards Board ("FASB") issued interpretation No. 40 ("Fin. 40"), "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", which clarified that mutual life insurance companies issuing financial statements described as prepared in conformity with GAAP after 1995 are required to apply all applicable GAAP pronouncements in preparing those financial statements. In January 1995, the FASB issued Statement No. 120 ("SFAS 120"), Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts," which among other things, extended the applicability of certain FASB statements to mutual life insurance companies and deferred the effective date of Fin. 40 to financial statements issued or reissued after 1996. As required by generally accepted auditing standards, the opinion expressed by our independent accountants on the 1995 and 1994 financial statements is different from that expressed in their previous report.

   The accompanying statutory financial statements are different in some respects from GAAP financial statements. The more significant differences are as follows: (a) acquisition costs, such as commissions and other costs in connection with acquiring new business, are charged to current operations as incurred, whereas GAAP would require these expenses to be capitalized and recognized over the life of the policies; (b) policy reserves are based upon statutory mortality and interest requirements without consideration of withdrawals, whereas GAAP reserves would be based upon reasonably conservative estimates of mortality, morbidity, interest and withdrawals; (c) bonds are generally carried at amortized cost whereas GAAP would value bonds at fair value and (d) deferred income taxes are not provided for book-tax timing differences whereas GAAP would record deferred income taxes. Management has not yet completed GAAP financial statements, but believes that policyholders' contingency reserves based upon GAAP will be higher than policyholders' contingency reserves based upon statutory accounting practices.

   The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosures of contingent assets and liabilities at the date of the financial statements. Management must also make estimates and assumptions that affect the amounts of revenues and expenses during the reporting period. Future events, including changes in the levels of mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in these financial statements.

   The following is a description of the Company's current principal accounting policies and practices.

   a.  Investments
       Bonds and stocks are valued in accordance with rules established by the National Association of Insurance Commissioners. Generally, bonds are valued at amortized cost, preferred stocks in good standing at cost, and common stocks, except for unconsolidated subsidiaries, at fair value.

       As promulgated by the National Association of Insurance Commissioners, the Company adopted the retrospective method of accounting for amortization of premium and discount on mortgage backed securities as of December 31, 1994. Prepayment assumptions for mortgage backed securities were obtained from a prepayment model, which factors in mortgage type, seasoning, coupon, current interest rate and the economic environment. The effect of this change, $44.5 million as of December 31, 1994, was recorded as an increase to policyholders' contingency reserves on the Statutory Statement of Financial Position and had no material effect on 1996 or 1995 net income. Through December 31, 1994, premium and discount on bonds were amortized into investment income over the stated lives of the securities.

       Mortgage loans are valued at principal less unamortized discount. Real estate is valued at cost less accumulated depreciation, impairments and mortgage encumbrances. Encumbrances totaled $27.3 million in 1996 and $3.0 million in 1995. Depreciation on investment real estate is calculated using the straight-line and constant yield methods.

       Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy.

       Short-term investments are stated at amortized cost, which approximates fair value.

     Investments in unconsolidated subsidiaries, joint ventures and other forms of partnerships are included in other investments on the Statutory Statement of Financial Position and are accounted for using the equity method.
     In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve and an Interest Maintenance Reserve. The Asset Valuation Reserve and other investment reserves, as prescribed and permitted by the Division of Insurance, stabilize the policyholders' contingency reserves against fluctuations in the value of stocks, as well as declines in the value of bonds, mortgage loans and real estate investments.

     The Interest Maintenance Reserve captures after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed income investments, as well as other financial instruments, including financial futures, U.S. Treasury purchase commitments, options, interest rate swaps, interest rate caps and interest rate floors. These interest rate related gains and losses are amortized into income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset. Net realized after tax capital gains of $77.1 million in 1996, $130.7 million in 1995, and net realized after tax capital losses of $152.6 million in 1994 were charged to the Interest Maintenance Reserve. Amortization of the Interest Maintenance Reserve into net investment income amounted to $26.9 million in 1996, $5.0 million in 1995, and $45.8 million in 1994. In 1994, the Interest Maintenance Reserve resulted in a net loss deferral. In accordance with the practices of the National Association of Insurance Commissioners, the 1994 balance was recorded as a reduction of policyholders' contingency reserves.

     Realized capital gains and losses, less taxes, not includable in the Interest Maintenance Reserve, are recognized in net income. Realized capital gains and losses are determined using the specific identification method. Unrealized capital gains and losses are included in policyholders' contingency reserves.

 b.  Separate Accounts
     Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of pension, variable annuity and variable life insurance contract holders. Assets consist principally of marketable securities reported at fair value. Premiums, benefits and expenses of the separate accounts are reported in the Statutory Statement of Income. The Company receives administrative and investment advisory fees from these accounts.

 c.  Non-admitted Assets
     Assets designated as "non-admitted" (principally certain fixed assets, receivables and Interest Maintenance Reserve, when in a net loss deferral position) are excluded from the Statutory Statement of Financial Position by an adjustment to policyholders' contingency reserves.

 d.  Policyholders' Reserves and Funds
     Policyholders' reserves for life contracts are developed using accepted actuarial methods computed principally on the net level premium and the Commissioners' Reserve Valuation Method bases using the American Experience and the 1941, 1958 and 1980 Commissioners' Standard Ordinary mortality tables with assumed interest rates ranging from 2.5 to 6.0 percent.

     Reserves for individual annuities, guaranteed investment contracts and deposit administration and immediate participation guarantee funds are based on accepted actuarial methods principally at interest rates ranging from 2.25 to 11.25 percent. Reserves for policies and contracts considered investment contracts have a carrying value of $9,073.8 million (fair value of $9,324.6 million as determined by discounted cash flow projections). Accident and health policy reserves are generally calculated using the two-year preliminary term, net level premium and fixed net premium methods and various morbidity tables.

       During 1996, 1995 and 1994, the Company changed its valuation basis for certain disability income contracts. The effects of these changes, $75.0 million in 1996, $108.2 million in 1995, and $51.1 million in 1994 were recorded as decreases to policyholders' contingency reserves.

   e.  Premium and Related Expense Recognition
       Life insurance premium revenue is recognized annually on the anniversary date of the policy. Annuity premium is recognized when received. Accident and health premiums are recognized as revenue when due. Commissions and other costs related to issuance of new policies, maintenance and settlement costs are charged to current operations.


   f.  Policyholders' Dividends
       The Board of Directors annually approves dividends to be paid in the following year. These dividends are allocated to reflect the relative contribution of each group of policies to policyholders' contingency reserves and consider investment and mortality experience, expenses and federal income tax charges.

   g.  Cash and Short-term Investments
       For purposes of the Statutory Statement of Cash Flows, the Company considers all highly liquid investments purchased with a maturity of twelve months or less to be short-term investments.

2. Policyholders' Contingency Reserves
   Policyholders' contingency reserves represent surplus of the Company as reported to regulatory authorities and are intended to protect policyholders against possible adverse experience.

   a. Surplus Notes
      The Company issued surplus notes of $100.0 million at 7 1/2 percent and $250.0 million at 7 5/8 percent in 1994 and 1993, respectively. These notes are unsecured and subordinate to all present and future indebtedness of the Company, policy claims and prior claims against the Company as provided by the Massachusetts General Laws. Issuance was approved by the Commissioner of Insurance of the Commonwealth of Massachusetts ("the Commissioner").

      All payments of interest and principal are subject to the prior approval of the Commissioner. Sinking fund payments are due as follows: $62.5 million in 2021, $87.5 million in 2022, $150.0 million in 2023 and $50.0 million in 2024.

      Interest on the notes issued in 1994 is scheduled to be paid on March 1 and September 1 of each year, beginning on September 1, 1994, to holders of record on the preceding February 15 or August 15, respectively. Interest on the notes issued in 1993 is scheduled to be paid on May 15 and November 15 of each year, beginning on May 15, 1994, to holders of record on the preceding May 1 or November 1, respectively. In accordance with regulations of the National Association of Insurance Commissioners, interest expense is not recorded until approval for payment is received from the Commissioner. Interest of $26.6 million was approved and paid in 1996 and 1995, and interest of $22.8 million was approved and paid in 1994.

      The proceeds of the notes, less a $32.2 million reserve in 1996 and a $35 million reserve in 1995 and 1994 for contingencies associated with the issuance of the notes, are recorded as a component of the Company's policyholders' contingency reserves as approved by the Commissioner. These reserves, as permitted by the Division of Insurance, are included in investment reserves on the Statutory Statement of Financial Position.

3. Employee Benefit Plans
   The Company's employee benefit plans include plans in place for the employees of Massachusetts Mutual and Connecticut Mutual prior to the merger. These plans, which were managed separately, reflect different assumptions for 1995. Employees previously covered by the Connecticut Mutual pension plans will continue coverage under these plans. All other employees, including employees hired after the merger date, will be covered by the Massachusetts Mutual benefit plans.

   a. Pension
      The Company has two non-contributory defined benefit plans covering substantially all of its employees. One plan includes employees previously employed by Connecticut Mutual; the other includes all other eligible employees. Benefits are based on the employees' years of service, compensation during the last five years of employment and estimated social security retirement benefits. The Company accounts for these plans following Financial Accounting Standards Board Statement No. 87, Employers' Accounting for Pensions. Accordingly, as permitted by the Massachusetts Division of Insurance, the Company has recognized a pension asset of $97.2 million and $37.7 million in 1996 and 1995, respectively. In 1995, a pension asset of $70.9 million associated with the Connecticut Mutual plan was non-admitted in the financial statements, in accordance with Connecticut insurance regulations. On the merger date, the accounting for Connecticut Mutual pension plans was conformed to the Massachusetts Mutual policy of recording pension plan assets and liabilities, resulting in a $10.4 million increase in policyholders' contingency reserves. Company policy is to fund pension costs in accordance with the requirements of the Employee Retirement Income Security Act of 1974 and, based on such requirements, no funding was required for the years ended December 31, 1996 and 1995. The assets of the plans are invested in the Company's general account and separate accounts.

      The benefit status of the defined benefit plans as of December 31 is as follows:

                                           1996                 1995
                                         --------              ------
                                                (In Millions)

      Accumulated benefit obligation     $  611.5              $537.5
      Vested benefit obligation             606.5               525.7
      Projected benefit obligation          665.5               622.5
      Plan assets at fair value           1,021.7               941.3

      The following assumptions were used in determining the actuarial present value of both the accumulated and projected benefit obligation.

                                               MassMutual     Connecticut Mutual
                                                  Plan             Plan
                                               -----------  -----------

      Discount rate - 1996                           7.75%         7.75%
      Discount rate - 1995                           7.50          7.75
      Increase in future compensation levels         5.00          5.00
      Long-term rate of return on assets            10.00          9.00


     As a result of the sale of Mirus Life Insurance Company, there was a significant reduction in plan participants which resulted in recognition of a pension plan curtailment gain of $15.3 million in 1996.

     The Company also has defined contribution plans for employees and agents. The expense credited to operations for all pension plans is $32.7 million in 1996, $10.9 million in 1995 and $5.0 million in 1994.

   b. Life and Health

     Certain life and health insurance benefits are provided to retired employees and agents through group insurance contracts. Substantially all of the Company's employees may become eligible for these benefits if they reach retirement age while working for the Company. In 1993, the Company adopted the National Association of Insurance Commissioners' accounting standard for postretirement life and health benefit costs, requiring these benefits to be accounted for using the accrual method for employees and agents eligible to retire and current retirees.

     The following rates were used in determining the accumulated postretirement benefit liability.

                                          MassMutual         Connecticut Mutual
                                             Plan                   Plan
                                          -----------         -----------

     Discount rate - 1996                       7.75%               7.75%
     Discount rate - 1995                       7.50                8.50
     Assumed increases in medical cost
        rates in the first year                 7.25               11.00
         declining to                           5.25                6.00
         within                              5 years                5 years

     The initial transition obligation of $137.9 million is being amortized over twenty years through 2012. At December 31, 1996 and 1995, the net unfunded accumulated benefit obligation was $124.1 million and $109.2 million, respectively, for employees and agents eligible to retire or currently retired and $33.8 million and $42.7 million, respectively, for participants not eligible to retire. A Retired Lives Reserve Trust was funded to pay life insurance premiums for certain retired employees. Trust assets available for benefits were $23.0 million in 1996.

     As a result of the sale of Mirus Life Insurance Company, there was a significant reduction in plan participants which resulted in recognition of a life and health plan curtailment loss of $13.9 million in 1996.

     The expense for 1996, 1995 and 1994 was $17.6 million, $22.9 million, and $19.8 million, respectively. A one percent increase in the annual assumed increase in medical cost rates would increase the 1996 accumulated postretirement benefit liability and benefit expense by $9.9 million and $1.5 million, respectively.

4. Related Party Transactions

   Pursuant to two 1994 reinsurance agreements with Mirus Life Insurance Company (Mirus) whereby the Company assumed all of the single premium immediate annuity business written by Mirus and ceded all of its group life, accident and health business to Mirus. A gain from operations of this business was reflected in 1995 as a $41 million dividend received from Mirus, which was recorded as net investment income on the Statutory Statement of Income. As previously discussed, on March 31, 1996, the Company sold MassMutual

   Holding Company Two, Inc. a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company to WellPoint Health Networks, Inc.

   The Company has a modified coinsurance quota-share reinsurance agreement with a wholly-owned subsidiary, C.M. Life Insurance Company, whereby the Company assumes 50% of the premiums on certain universal life policies issued by C.M. Life in 1985 and 75% of the premiums with issue dates on or after January 1, 1986. The Company pays a stipulated expense allowance, death and surrender benefits, and a modified coinsurance adjustment. Reserves for payment of future benefits are retained by C.M. Life.

5. Federal Income Taxes

   Provision for federal income taxes is based upon the Company's best estimate of its tax liability. No deferred tax effect is recognized for temporary differences that may exist between financial reporting and taxable income. Accordingly, the reporting of equity tax, using the most current information, and other miscellaneous temporary differences, such as reserves, acquisition costs and restructuring costs, resulted in an effective tax rate which is other than the statutory tax rate.

   The Internal Revenue Service has completed examining the Company's income tax returns through the year 1992 for Massachusetts Mutual and 1991 for Connecticut Mutual, and is currently examining Connecticut Mutual for the years 1992 through 1995. The Company believes any adjustments resulting from such examinations will not materially affect its financial statements.

   Components of the formula authorized by the Internal Revenue Service for determining deductible policyholder dividends have not been finalized for 1996 and 1995. The Company records the estimated effects of anticipated revisions in the Statutory Statement of Income.

   The Company plans to file its 1996 federal income tax return on a consolidated basis with its life and non-life affiliates. The Company and its life and non-life affiliates are subject to a written tax allocation agreement which allocates tax liability in a manner permitted under Treasury regulations. Generally, the agreement provides that loss members shall be compensated for the use of their losses and credits by other members.

   The Company made federal tax payments of $330.7 million in 1996, $147.3 million in 1995 and has a credit of $9.9 million in 1994. At December 31, 1996 and 1995, the Company established a liability for federal income taxes of $440.7 million and $338.6 million, respectively.

6. Investments

   The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment. In the normal course of business, the Company enters into commitments to purchase privately placed bonds and to issue mortgage loans.

a.    Bonds

      The carrying value and estimated fair value of bonds are as follows:

                                             December 31, 1996
                               ---------------------------------------------
                                             Gross       Gross     Estimated
                                Carrying   Unrealized  Unrealized    Fair
                                 Value       Gains       Losses      Value
                               ----------  ----------  ----------  ---------
                                                (In Millions)

U. S. Treasury Securities       $ 8,042.6    $  344.0      $ 56.3  $ 8,330.3
 and Obligations of U. S.
 Government Corporations
 and Agencies
Debt Securities issued by            95.2        10.2          .5      104.9
 Foreign Governments
Mortgage-backed securities        3,969.7       125.5        43.3    4,051.9
State and local governments         173.2        13.1         2.1      184.2
Industrial securities            11,675.2       528.0       133.3   12,069.9
Utilities                           975.0        87.0        18.5    1,043.5
Affiliates                          324.1         4.3         3.5      324.9
                                ---------    --------      ------  ---------
 TOTAL                          $25,255.0    $1,112.1      $257.5  $26,109.6
                                =========    ========      ======  =========


                                                          December 31, 1995
                                                          -----------------
                                              Gross         Gross      Estimated
                               Carrying     Unrealized   Unrealized       Fair
                                Value         Gains         Losses       Value
                              ----------    ----------    ----------  ----------
                                                 (In Millions)
U. S. Treasury Securities       $ 9,391.5    $  837.0      $ 43.3     $10,185.2
 and Obligations of U. S.
 Government Corporations
 and Agencies
Debt Securities issued by
 Foreign Governments                261.9        27.9         0.1         289.7
Mortgage-backed securities        3,265.4       176.3         9.4       3,432.3
State and local governments         106.0        15.2         0.1         121.1
Industrial securities             9,030.7       762.8        57.8       9,735.7
Utilities                         1,417.6       152.4         2.9       1,567.1
Affiliates                          152.0         4.4         1.2         155.2
                                ---------    --------      ------     ---------
 TOTAL                          $23,625.1    $1,976.0      $114.8     $25,486.3
                                =========    ========      ======     =========

     The carrying value and estimated fair value of bonds at December 31, 1996 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                                                    Estimated
                                                          Carrying     Fair
                                                            Value      Value
                                                          ---------  ---------
                                                             (In Millions)

     Due in one year or less                              $   680.0  $   684.8
     Due after one year through five years                  5,128.8    5,219.7
     Due after five years through ten years                 6,879.6    7,112.6
     Due after ten years                                    5,195.4    5,496.1
                                                          ---------  ---------
                                                           17,883.8   18,513.2
     Mortgage-backed securities, including securities
       guaranteed by the U.S. Government                    7,371.2    7,596.4
                                                          ---------  ---------

      TOTAL                                               $25,255.0  $26,109.6
                                                          =========  =========

     Proceeds from sales of investments in bonds were $6,390.7 during 1996, $8,068.8 million during 1995 and $5,624.1 million during 1994. Gross capital gains of $188.8 million in 1996, $255.5 million in 1995 and $100.3 million in 1994 and gross capital losses of $79.9 million in 1996, $67.1 million in 1995 and $195.8 million in 1994 were realized on those sales, a portion of which were included in the Interest Maintenance Reserve. The estimated fair value of non-publicly traded bonds is determined by the Company using a pricing matrix.

  b. Stocks

     Preferred stocks in good standing had fair values of $150.8 million in 1996 and $87.9 million in 1995, using a pricing matrix for non-publicly traded stocks and quoted market prices for publicly traded stocks. Common stocks, except for unconsolidated subsidiaries, had a cost of $249.2 million in 1996 and $350.5 million in 1995.

  c. Mortgages

     The fair value of mortgage loans, as determined from a pricing matrix for performing loans and the estimated underlying real estate value for non-performing loans, approximated carrying value less valuation reserves held.

  d. Other
     The carrying value of investments which were non-income producing for the preceding twelve months was $23.1 million and $113.9 million at December 31, 1996 and 1995, respectively. The Company had restructured loans with book values of $383.5 million, and $415.0 million at December 31, 1996 and 1995, respectively. The loans typically have been modified to defer a portion of the contracted interest payments to future periods. Interest deferred to future periods totaled $2.2 million in 1996, $2.5 million in 1995 and $2.2 million in 1994. The Company made voluntary contributions to the Asset Valuation Reserve of $6.8 million and $52.7 million in 1996 and 1994, respectively. No additional voluntary contribution to the Asset Valuation Reserve was made in 1995.

     It is not practicable to determine the fair value of policy loans as they do not have a stated maturity.

7. Portfolio Risk Management
   The Company manages its investment risks primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The fair values of instruments described below, which are not recorded in the financial statements, are based upon market prices or prices obtained from brokers. The Company does not hold or issue financial instruments for trading purposes.

   The notional amounts described do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

   The Company enters into financial futures contracts for the purpose of managing interest rate exposure. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Gains and losses on financial futures contracts are recorded when the contract is closed and amortized through the Interest Maintenance Reserve over the remaining life of the underlying asset. As of December 31, 1996, the Company did not have any open financial futures contracts.


   The Company utilizes interest rate swap agreements, options, and purchased caps and floors to reduce interest rate exposures arising from mismatches
   between assets and liabilities and to   modify portfolio profiles to manage
   other risks identified.  Under interest rate swaps, the   Company agrees to
   an exchange, at specified intervals, between streams of variable rate and
   fixed   rate interest payments calculated by reference to an agreed-upon
   notional principal amount.  Net   amounts receivable and payable are accrued
   as adjustments to interest income and included in   investment and insurance
   amounts receivable on the Statutory Statement of Financial Position.    Gains
   and losses realized on the termination of contracts are amortized through the
   Interest   Maintenance Reserve over the remaining life of the associated contract. At December 31, 1996 and 1995, the Company had swaps with notional amounts of $2,239.5 million and $1,819.8 million, respectively. The fair values of these instruments were $20.7 million at December 31, 1996 and $9.2 million at December 31, 1995.

   Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company's option contracts have terms of up to fifteen years. The amounts paid for options purchased are included in other investments on the Statutory Statement of Financial Position. Gains and losses on these contracts are recorded at the expiration or termination date and are amortized through the Interest Maintenance Reserve over the remaining life of the underlying asset. At December 31, 1996 and 1995, the Company had option contracts with notional amounts of $1,928.4 million and $1,819.8 million, respectively. The Company's credit risk exposure was limited to the unamortized costs of $18.1 million and $21.7 million, which had fair values of $19.2 million and $63.5 million at December 31, 1996 and 1995, respectively.

   Interest rate cap agreements grant the purchaser the right to receive the excess of a referenced interest rate over a given rate. Interest rate floor agreements grant the purchaser the right to receive the excess of a given rate over a referenced interest rate. Amounts paid for interest rate caps and floors are amortized into interest income over the life of the asset on a straight-line basis. Unamortized costs are included in other investments on the Statutory Statement of Financial Position. Amounts receivable and payable are accrued as adjustments to interest income and included in the Statutory Statement of Financial Position as investment and insurance amounts receivable. Gains and losses on these contracts, including any unamortized cost, are recognized upon termination and are amortized through the Interest Maintenance Reserve over the remaining life of the associated cap or floor agreement. At December 31, 1996 and 1995, the company had agreements with notional amounts of $3,859.6 million and $3,366.3 million, respectively. The Company's credit risk exposure on these agreements is limited to the unamortized costs of $22.0 million and $14.0 million at December 31, 1996 and 1995, respectively. The fair values of these instruments were $15.2 million and $30.8 million at December 31, 1996 and 1995, respectively.

   The Company utilizes asset swap agreements to reduce exposures, such as currency risk and prepayment risk, built into certain assets acquired. Cross-currency interest rate swaps allow investment in foreign currencies, increasing access to additional investment opportunities, while limiting foreign exchange risk. Notional amounts relating to asset and currency swaps totaled $364.7 million and $333.7 million at December 31, 1996 and 1995, respectively. The fair values of these instruments were an unrecognized gain of $7.8 million at December 31, 1996 and $12.2 million at December 31, 1995.

   The Company enters into forward U.S. Treasury commitments for the purpose of managing interest rate exposure. The Company generally does not take delivery on forward commitments. These commitments are instead settled with offsetting transactions. Gains and losses on forward commitments are recorded when the commitment is closed and amortized through the Interest Maintenance Reserve over the remaining life of the asset. At December 31, 1996 and 1995, the Company had U. S. Treasury purchase commitments which will settle during the following year with contractual amounts of $1,639.4 million and $292.4 million and fair values of $1,627.4 million and $298.8 million, respectively.

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments. This exposure is limited to contracts with a positive fair value. The amounts at risk in a net gain position were $53.9 million and $86.9 million at December 31, 1996 and 1995, respectively. The Company monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. Additionally, contingent collateral positions have been obtained with counterparties when considered prudent.

8. Reinsurance
   The Company cedes all of its group life and health business to UniCARE and has other reinsurance agreements with other insurance companies in the normal course of business. Premiums, benefits to policyholders and provisions for future benefits are stated net of reinsurance. The Company remains liable to the insured for the payment of benefits if the reinsurer cannot meet its obligations under the reinsurance agreements. Premiums ceded were $793.5 million in 1996, $904.1 million in 1995 and $151.4 million in 1994.

9. Liquidity
   The withdrawal characteristics of the policyholders' reserves and funds, including separate accounts, and the invested assets which support them at December 31, 1996 are illustrated below:


                                                 (In Millions)
Total policyholders' reserves and funds and
   separate account liabilities                    $ 47,148
Not subject to discretionary withdrawal              (6,010)
Policy loans                                         (4,752)
                                                   --------
  Subject to discretionary withdrawal                            $ 36,386
                                                                 --------

Total invested assets, including separate
   investment accounts                             $ 52,146
Policy loans and other invested assets              (13,458)
                                                   --------
  Readily marketable investments                                 $ 38,688
                                                                 --------

10.  Business Risks and Contingencies
 The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity. In 1996 and 1995, the Company elected not to admit $15.3 million and $17.6 million, respectively, of guaranty fund premium tax offset receivables relating to prior assessments.

 The Company is involved in litigation arising out of the normal course of its business. Management intends to defend these actions vigorously. While the outcome of litigation cannot be foreseen with certainty, it is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially affect its financial position, results of operations or liquidity.

11.  Reclassifications
 Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

12.  Subsidiaries and Affiliated Companies
 Summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 1996 is illustrated below. The Company provides management or advisory services to these companies. Subsidiaries are wholly-owned, except as noted.

Parent
------
Massachusetts Mutual Life Insurance Company

Subsidiaries of Massachusetts Mutual Life Insurance Company
-----------------------------------------------------------
C.M. Assurance Company
C.M. Benefit Insurance Company
C.M. Life Insurance Company
MassMutual Holding Company
MassMutual Holding Company Two, Inc. (Sold in March 1996)
MassMutual of Ireland, Limited
MML Bay State Life Insurance Company
MML Distributors, LLC

   Subsidiaries of MassMutual Holding Company
   ------------------------------------------
   GR Phelps, Inc.
   MassMutual Holding Trust I
   MassMutual Holding Trust II
   MassMutual Holding MSC, Inc.
   MassMutual International, Inc.
   MassMutual Reinsurance Bermuda (Sold in December 1996)
   MML Investor Services, Inc.
   State House One (Liquidated in December 1996)

   Subsidiaries of MassMutual Holding Trust I
   ------------------------------------------
   Antares Leveraged Capital Corporation
   Charter Oak Capital Management, Inc.
   Cornerstone Real Estate Advisors, Inc.
   DLB Acquisition Corporation
   Oppenheimer Acquisition Corporation - 86.15%

   Subsidiaries of MassMutual Holding Trust II
   -------------------------------------------
   CM Advantage, Inc.
   CM International, Inc.
   CM Property Management, Inc.
   High Yield Management, Inc.
   MMHC Investments, Inc.
   MML Realty Management
   Urban Properties, Inc.
   Westheimer 335 Suites, Inc.

   Subsidiaries of MassMutual International
   ----------------------------------------
   Compensa de Seguros de Vida S.A. - 33.5%
   MassLife Seguros de Vida (Argentina) S. A.
   MassMutual International (Bermuda) Ltd.
   Mass Seguros de Vida (Chile) S. A. - 33.5%
   MassMutual International (Luxemburg) S. A.

   MassMutual Holding MSC, Incorporated
   ------------------------------------
   MassMutual/Carlson CBO N. V. - 50%
   MassMutual Corporate Value Limited - 46%

Affiliates of Massachusetts Mutual Life Insurance Company
---------------------------------------------------------
MML Series Investment Fund
MassMutual Institutional Funds
Oppenheimer Value Stock Fund

                                     PART C
                                OTHER INFORMATION

                                     Part C


Item 24.          Financial Statements and Exhibits
                  ---------------------------------

         (a)      Financial Statements:

                  Financial Statements Included in Part A
                  ---------------------------------------

                  Condensed Financial Information

                  Financial Statements Included in Part B
                  ---------------------------------------

                  The Registrant
                  --------------

                  Report of Independent Accountants
                  Statement of Assets and Liabilities as of December 31, 1996 Statement of Operations for the year ended December 31, 1996 Statement of Changes in Net Assets for the years ended December 31, 1996 and 1995 Notes to Financial Statements Notes to Financial Statements

                  The Depositor
                  -------------

                  Report of Independent Accountants
                  Statutory Statement of Financial Position as of December 31,
                         1996 and 1995
                  Statutory Statement of Income for the years
                         ended December 31, 1996, 1995 and 1994
                  Statutory Statement of
                  Changes in Policyholders' Contingency Reserves for the years ended 1996, 1995 and 1994
                  Statutory Statement of Cash Flows
                         for the years ended December 31, 1996, 1995 and 1994
                  Notes to Statutory Financial Statements

         (b)      Exhibits:

                  Exhibit 1 Copy of Resolution of the Executive Committee of the Board of Directors of Massachusetts Mutual Life Insurance Company, authorizing the establishment of the Registrant under the Investment Company Act of 1940, incorporated by reference to Exhibit 1 of Registrant's Registration Statement under the Securities Act of 1933, File No. 33-83798.

                  Exhibit 2      None

                  Exhibit 3 (i) Copy of Distribution Agreement between the Registrant and MML Distributors, LLC.*

                                 (ii) Copy of Co-Underwriting Agreement between the Registrant and MML Investors Services Inc.*

                                 (ii) None

                  Exhibit 4 (i) Copy of the form of Flexible Purchase Payment Multi-Fund Variable Annuity Contract under the Securities Act of 1933, incorporated by reference to Exhibit 1 of Registrant's Registration Statement under the Securities Act of 1933, File No.
                                 33-83798.

                  Exhibit 5 The form of Application used with the Flexible Purchase Payment Multi- Fund Variable Annuity Contract under the Securities Act of 1933, incorporated by reference to Exhibit 1 of Registrant's Registration Statement under the Securities Act of 1933, File No. 33-83798.

                  Exhibit 6      (i)   Copy of the Articles of Incorporation of
                                 Massachusetts Mutual Life Insurance Company.
                                 (ii)  By-laws of Massachusetts Mutual Life
                                 Insurance Company, incorporated by reference to
                                 Exhibit 1 of Registrant's Registration
                                 Statement under the Securities Act of 1933,
                                 File No. 33-83798.

                  Exhibit 7      None

                  Exhibit 8      None

                  Exhibit 9      Opinion of and Consent of Counsel.*

                  Exhibit 10 (i) Written consent of Coopers & Lybrand L.L.P., independent accountants.
                                 (ii) Powers of Attorney

                  Exhibit 11     None

                  Exhibit 12     None

                  Exhibit 13     Schedule of Computation of Performance*

                  Exhibit 14     Financial Data Schedule

*Incorporated by reference to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for the Massachusetts Mutual Variable Annuity Separate Account 3 (File No. 33-83798) as filed with the Securities and Exchange Commission and effective May 1, 1996.

Item 25.          Directors and Executive Officers of MassMutual
                  ----------------------------------------------

The directors and executive vice presidents of MassMutual, their positions and their other business affiliations and business experience for the past five years are listed below.

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY


---------------------------------------------------------------------------------------------------------------------------------
Name and Position                                Principal Occupation(s ) During Past Five Years
---------------------------------------------------------------------------------------------------------------------------------
Roger G. Ackerman, Director                      Chairman and Chief Executive Officer, Corning, Inc., since 1996, President and Chief Operating Officer 1990-1996.
---------------------------------------------------------------------------------------------------------------------------------
James R. Birle, Director                         President and Founder, Resolute Partners, LLC, since 1994; General Partner,
                                                 Blackstone Group, 1988-1994.
---------------------------------------------------------------------------------------------------------------------------------
Frank C. Carlucci, III, Director                 Chairman, The Carlyle Group, Inc., since 1989.
---------------------------------------------------------------------------------------------------------------------------------
Gene Chao, Director                              Chairman, President and CEO, Computer Projections, Inc. since 1991.
---------------------------------------------------------------------------------------------------------------------------------
Patricia Diaz Dennis, Director                   Senior Vice President and Assistant General Counsel, SBC Communications
                                                 Inc. since 1995; Special Counsel, Sullivan & Cromwell, 1993-1995; Assistant
                                                 Secretary of State for Human Rights and Humanitarian Affairs, U.S.
                                                 Department of State, 1992-1993.
---------------------------------------------------------------------------------------------------------------------------------
Anthony Downs, Director                          Senior Fellow, The Brookings Institution, since 1977.
---------------------------------------------------------------------------------------------------------------------------------
James L. Dunlap, Director                        President and Chief Operating Officer, United Meridian Corporation, since
                                                 1996; Senior Vice President, Texaco, Inc. 1987-1996.
---------------------------------------------------------------------------------------------------------------------------------
William B. Ellis, Director                       Senior Fellow, Yale University School of Forestry and Environmental
                                                 Studies, since 1995; Chairman and Chief Executive Officer, Northeast
                                                 Utilities, 1983-1995.
---------------------------------------------------------------------------------------------------------------------------------
Robert M. Furek, Director                        President and Chief Executive Officer, Heublein, Inc., 1987-1996.
---------------------------------------------------------------------------------------------------------------------------------
Charles K. Gifford, Director                     Chief Executive Officer, First National Bank of Boston and The Bank of
                                                 Boston Corporation, since 1996, Chairman, President and CEO 1995-1996,
                                                 President and CEO 1989-1995.
---------------------------------------------------------------------------------------------------------------------------------
William N. Griggs, Director                      Managing Director, Griggs & Santow, Inc., since 1983.
---------------------------------------------------------------------------------------------------------------------------------
George B. Harvey, Director                       Chairman, President and CEO, Pitney Bowes, 1983-1996.
---------------------------------------------------------------------------------------------------------------------------------
Barbara B. Hauptfuhrer, Director                 Director of various corporations, since 1972.
---------------------------------------------------------------------------------------------------------------------------------
Sheldon B. Lubar, Director                       Chairman, Lubar & Co. Incorporated, since 1977.
---------------------------------------------------------------------------------------------------------------------------------
William  B. Marx, Jr., Director                  Senior Executive Vice President, Lucent Technologies 1996-1996; Executive
                                                 Vice President and CEO Multimedia Products Group, AT&T, 1994-1996; Executive
                                                 Vice President and CEO, Network Systems Group, 1993-1994; Group Executive
                                                 and President, AT&T Network Systems, 1989-1993.
---------------------------------------------------------------------------------------------------------------------------------
John F. Maypole, Director                        Managing Partner, Peach State Real Estate Holding Company, since 1984.
---------------------------------------------------------------------------------------------------------------------------------
Donald F. McCullough, Director                   Retired Chairman and Chief Executive Officer, Collins & Aikman Corp.,
                                                 since 1988.
---------------------------------------------------------------------------------------------------------------------------------
John J. Pajak, Director, President and           President and Chief Operating Officer, MassMutual, since 1996, Vice
Chief Operating Officer                          Chairman and Chief Administrative Officer, 1996-1996, Executive Vice
                                                 President, 1987-1996.
---------------------------------------------------------------------------------------------------------------------------------
Thomas B. Wheeler, Director, Chairman            Chairman and Chief Executive Officer, MassMutual, since 1996, President
and Chief Executive Officer                      and Chief Executive Officer, 1988-1996.
---------------------------------------------------------------------------------------------------------------------------------
Alfred M. Zeien, Director                        Chairman and Chief Executive Officer, The Gillette Company, since 1991.
---------------------------------------------------------------------------------------------------------------------------------
Executive Vice Presidents:
---------------------------------------------------------------------------------------------------------------------------------
Lawrence V. Burkett, Jr.                         Executive Vice President and General Counsel, MassMutual, since 1993,
                                                 Senior Vice President and Deputy General Counsel 1992-1993.
---------------------------------------------------------------------------------------------------------------------------------
John B. Davies                                   Executive Vice President, MassMutual, since 1994; Associate Executive Vice
                                                 President 1994-1994; General Agent, 1982-1993.
---------------------------------------------------------------------------------------------------------------------------------
Daniel J. Fitzgerald                             Executive Vice President, Corporate Financial Operations, MassMutual, since
                                                 1994, Senior Vice President, 1991-1994.
---------------------------------------------------------------------------------------------------------------------------------
John M. Naughton                                 Executive Vice President, MassMutual, 1984-1997.
---------------------------------------------------------------------------------------------------------------------------------
John V. Murphy                                   Executive Vice President, MassMutual, since 1997, Executive Vice President and Chief Operating Officer, David L. Babson & Co., Inc., 1995-1997; Chief
                                                 Operating Officer, Concert Capital Management, Inc., 1993-1995; Senior
                                                 Vice President and Chief Financial Officer, Liberty Financial Companies,
                                                 1977-1993.
---------------------------------------------------------------------------------------------------------------------------------
Gary E. Wendlandt                                Executive Vice President and Chief Investment Officer, MassMutual, since 1993,
                                                 Executive Vice President, 1992-1993, Senior Vice President, 1983-1992.
---------------------------------------------------------------------------------------------------------------------------------

Item 26.       Persons Controlled by or Under Common Control with the Depositor
               ----------------------------------------------------------------
               or Registrant
               -------------

               The assets of the Registrant, under state law, are assets of MassMutual.

               The Registrant may also be deemed to be under common control with other separate accounts established by MassMutual and its life insurance subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, which are registered as unit investment trusts under the Investment Company Act of 1940.


                          LIST OF SUBSIDIARIES AND AFFILIATES


1. MassMutual Holding Company, a Delaware corporation, all the stock of which is owned by MassMutual.

2. MML Series Investment Fund, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

3. MassMutual Institutional Funds, a registered open-end investment company organized as a Massachusetts business trust, all of the shares are owned by MassMutual.

4. MML Bay State Life Insurance Company, a Missouri corporation, all the stock of which is owned by MassMutual.

5. MassMutual of Ireland, Ltd., incorporated in the Republic of Ireland, to operate a group life and health claim office for MassMutual, all of the stock of which is owned by MassMutual.

6. CM Assurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

7. CM Benefit Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

8. C.M. Life Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

9. MML Distributors, LLC, formerly known as Connecticut Mutual Financial Services, LLC, a registered broker-dealer incorporated as a limited liability company in Connecticut. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest.

10. Panorama Series Fund, Inc., a registered open-end investment company organized as a Maryland corporation. Shares of the fund are sold only to MassMutual and its affiliates.

11. MassMutual Holding Trust I, a Massachusetts business trust, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

12. MassMutual Holding Trust II, a Massachusetts business trust, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

13. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

14. MML Investors Services, Inc., registered broker-dealer incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Company.

15. G.R. Phelps & Company, Inc., Connecticut corporation which formerly operated as a securities broker- dealer, all the stock of which is owned by MassMutual Holding Company.

16. MassMutual International, Inc., a Delaware corporation that acts as a holding company of and provides services to international insurance companies, all of the stock of which is owned by MassMutual Holding Company.

17. MassLife Seguros de Vida S.A. (Argentina), a life insurance company incorporated in Argentina. MassMutual International Inc. owns 99.99% of the outstanding capital stock of MassLife Seguros de Vida S.A.

18. Cornerstone Real Estate Advisers, Inc., a Massachusetts equity real estate advisory corporation, all the stock of which is owned by MassMutual Holding Trust I.

19. DLB Acquisition Corporation ("DLB") is a Delaware corporation, which serves as a holding company for certain investment advisory subsidiaries of MassMutual. MassMutual Holding Trust I owns 83.7% of the outstanding capital stock of DLB.

20. Oppenheimer Acquisition Corporation ("OAC") is a Delaware corporation, which serves as a holding company for OppenheimerFunds, Inc. MassMutual Holding Trust I owns 86% of the capital stock of OAC

21. Antares Leveraged Capital Corp., a Delaware corporation that operates as a finance company, all of the stock of which is owned by MassMutual Holding Trust I.

22. Charter Oak Capital Management, Inc., a Delaware corporation that operates as an investment manager. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

23. MML Realty Management Corporation, a property manager incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Trust II.

24. Westheimer 335 Suites, Inc., was incorporated in Delaware to serve as a general partner of the Westheimer 335 Suites Limited Partnership. MassMutual Holding Trust II owns all the stock of Westheimer 335 Suites, Inc.

25. CM Advantage, Inc., a Connecticut corporation that acts as a general partner in real estate limited partnerships. MassMutual Holding Trust II owns all of the outstanding stock.

26. CM International, Inc., a Delaware corporation that holds a mortgage pool and issues collateralized bond obligations. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

27. CM Property Management, Inc., a Connecticut real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

28. Urban Properties, Inc., a Delaware real estate holding and development company, all the stock of which is owned by MassMutual Holding Trust II.

29. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual High Yield Partners LLC. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

30. HYP Management, Inc., a Delaware corporation which is the LLC Manager for MassMutual High Yield Partners LLC and owns 1.28% of the LLC units of such entity. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

31. MassMutual Corporate Value Limited, a Cayman Islands corporation that owns approximately 90% of MassMutual Corporate Value Partners Limited. MassMutual Holding MSC, Inc. owns 46.19% of the outstanding capital stock of MassMutual Corporate Value Limited.

32. MassMutual International (Bermuda) Ltd., a Bermuda life insurance company, all of the stock of which is owned by MassMutual International Inc.

33. MassMutual Internacional (Chile) S.A. a Chilean corporation, which operates as a holding company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

34. MassMutual International (Luxembourg) S.A. a Luxembourg corporation, which operates as an insurance company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

35. Mass Seguros de Vida S.A., a life insurance company incorporated in Chile. MassMutual Holding Company owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

36. MML Insurance Agency, Inc., a licensed insurance broker incorporated in Massachusetts, all of the stock of which is owned by MML Investors Services, Inc.

37. MML Securities Corporation, a Massachusetts securities corporation, all of the stock of which is owned by MML Investors Services, Inc.

38. OppenheimerFunds, Inc., a registered investment adviser incorporated in Colorado, all of the stock of which is owned by Oppenheimer Acquisition Corporation

39. David L. Babson and Company, Incorporated, a registered investment adviser incorporated in Massachusetts, all of the stock of which is owned by DLB Acquisition Corporation.

40. Cornerstone Office Management, LLC, a Delaware limited liability company that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

41. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which Westheimer 335 Suites, Inc. is the general partner.

42. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

43. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds an approximately 90% ownership interest in this company.

44. First Israel Mezzanine Investors, Ltd., an Israeli corporation which operates as managing general partner of First Israel Mezzanine Investors Fund, LP. MassMutual holds a 33% ownership interest in First Israel Mezzanine Investors, Ltd.

45. First Israel Mezzanine Investors Fund, LP, a Delaware limited partnership, of which MassMutual holds a 37.5% ownership interest.

46. MBD Mezzanine Investments, LLC, a Delaware limited liability company, which operates as the participating general partner of First Israel Mezzanine Investors Fund, LP. MassMutual holds a 33% ownership interest in MBD Mezzanine Investments, LLC.

47. Diversified Insurance Services Agency of America, Inc. (Alabama), a licensed insurance broker incorporated in Alabama. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

48. Diversified Insurance Services Agency of America, Inc. (Hawaii), a licensed insurance broker incorporated in Hawaii. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

49. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

50. MML Insurance Agency of Ohio, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Ohio that operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. by means of a voting trust.

51. MML Insurance Agency of Texas, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Texas that operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. by means of a voting trust.

52. MML Insurance Agency of Mississippi, P.C., a Mississippi professional corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

53. Origen Inversiones S.A., a Chilean corporation which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

54. Babson Securities Corporation, a registered broker-dealer incorporated in Massachusetts, all of the stock of which is owned by David L. Babson and Company, Incorporated.

55. Potomac Babson Incorporated, a Massachusetts corporation, is a registered investment adviser. David L. Babson and Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

56. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as a registered investment adviser. David L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.

57. Oppenheimer Value Stock Fund ("OVSF) is a series of Oppenheimer Integrity Funds, a Massachusetts business trust. OVSF is a registered open-end investment company of which MassMutual owns 40% of the outstanding shares of beneficial interest.

58. Oppenheimer Series Fund I Inc., a Maryland corporation and a registered open-end investment company of which MassMutual and its affiliates own approximately 27% of the outstanding shares of beneficial interest.

59. Centennial Asset Management Corporation, a Delaware corporation that serves as the investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

60. HarbourView Asset Management Corporation, a registered investment adviser incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

61. Main Street Advisers, Inc., a Delaware corporation, all the stock of which is owned by OppenheimerFunds, Inc.

62. OppenheimerFunds Distributor, Inc., a registered broker-dealer incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

63. Oppenheimer Partnership Holdings, Inc., a Delaware holding company, all the stock of which is owned by OppenheimerFunds, Inc.

64. Shareholder Financial Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

65. Shareholder Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

66. MultiSource Service, Inc., a Colorado corporation that operates as a clearing broker, all of the stock of which is owned by OppenheimerFunds, Inc.

67. Centennial Capital Corporation, a former sponsor of unit investment trust incorporated in Delaware, all the stock of which is owned by Centennial Asset Management Corporation.

68. Compensa Compania Seguros De Vida, a Chilean insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company

69. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

70. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.


71. The DLB Fund Group, an open-end management investment company, of which MassMutual owns at least 25% of each series.

MassMutual is the investment adviser the following investment companies, and as such may be deemed to control them.

1. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

2. MassMutual Participation Investors, a registered closed-end Massachusetts business trust.

3. MML Series Investment Fund, a registered open-end Massachusetts business trust, all of the shares are owned by separate accounts of MassMutual and companies controlled by MassMutual.

4. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, all of the shares are owned by MassMutual.

5. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation that issued Collateralized Bond Obligations on or about May 1, 1991, which is owned equally by MassMutual interests (MassMutual and MassMutual Holding MSC, Inc.) and Carlson Investment Management Co.

6. MassMutual Corporate Value Partners, Limited, an off-shore unregistered investment company.

7. MassMutual High Yield Partners LLC, a high yield bond fund organized as Delaware limited liability company.

Item 27.       Number of Contract Owners
               -------------------------

               As of February 20, 1997, there were 2,658 Separate Account contracts are in force.

Item 28.       Indemnification
               ---------------

               MassMutual directors and officers are indemnified under its by-laws. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of MassMutual pursuant to the foregoing provisions, or otherwise, MassMutual has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by MassMutual of expenses incurred or paid by a director, officer or controlling person of MassMutual in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, MassMutual will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters
               ----------------------

       (a) MML Distributors, LLC, a wholly owned subsidiary of MassMutual acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State.

       (b)(1) MML Distributors, LLC is the principal underwriter of the Contracts. The following people are officers and directors of the principal underwriter.

                      OFFICERS AND MEMBER REPRESENTATIVES
                             MML DISTRIBUTORS, LLC

Name and Position
with Principal Underwriter                     Principal Business Address
--------------------------                     --------------------------
Kenneth M. Rickson                             One Monarch Place
Member Representative                          1414 Main Street
G.R. Phelps & Co., Inc.                        Springfield, MA  01144-1013

Margaret Sperry                                1295 State Street
Member Representative                          Springfield, MA  01111-0001
Massachusetts Mutual
Life Insurance Co.

Kenneth M. Rickson                             One Monarch Place
President                                      1414 Main Street
                                               Springfield, MA 01144-1013

Ronald E. Thomson                              One Monarch Place
Vice President                                 1414 Main Street
                                               Springfield, MA 01144-1013

Michael L. Kerley                              One Monarch Place
Vice President                                 1414 Main Street
Chief Legal Officer                            Springfield, MA 01144-1013
Assistant Secretary

John O'Connor                                  One Monarch Place
Vice President                                 1414 Main Street
                                               Springfield, MA 01144-1013

Robert S. Rosenthal                            One Monarch Place
Compliance Officer                             1414 Main Street
                                               Springfield, MA 01144-1013

James T. Birchall                              One Monarch Place
Treasurer                                      1414 Main Street
                                               Springfield, MA 01144-1013

Bruce C. Frisbie                               1295 State Street
Assistant Treasurer                            Springfield, MA 01111-0001

Raymond W. Anderson                            140 Garden Street
Assistant Treasurer                            Hartford, CT 01654

Ann F. Lomeli                                  1295 State Street
Secretary                                      Springfield, MA 01111-0001


(b)(2) MML Investors Services, Inc. is the co-underwriter of the Contracts. The following people are the officers and directors of the co-underwriter.

                         MML INVESTORS SERVICES, INC.
                            OFFICERS AND DIRECTORS


Name and Position
with Co-Underwriter                            Principal Business Address
-------------------                            --------------------------
Kenneth M. Rickson                             One Monarch Place
President and Chief                            1414 Main Street
Operating Officer                              Springfield, MA 01144-1013

Michael L. Kerley                              One Monarch Place
Second Vice President                          1414 Main Street
Chief Legal Officer                            Springfield, MA 01144-1013
Assistant Secretary

Ronald E. Thomson                              One Monarch Place
Treasurer and Second                           1414 Main Street
Vice President                                 Springfield, MA 01144-1013

Thomas J. Finnegan, Jr.                        1295 State Street
Secretary/Clerk                                Springfield, MA 01111

Marilyn A. Sponzo                              One Monarch Place
Assistant Secretary                            1414 Main Street
                                               Springfield, MA 01144-1013

John E. Forrest                                One Monarch Place
Second Vice President                          1414 Main Street
National Sales Director                        Springfield, MA 01144-1013

Eileen D. Leo                                  One Monarch Place
Assistant Treasurer                            1414 Main Street
                                               Springfield, MA 01103-1013

William Bartol                                 One Monarch Place
Compliance Officer                             1414 Main Street
                                               Springfield, MA 01144-1013

Robert S. Rosenthal                            One Monarch Place
Compliance Officer                             1414 Main Street
                                               Springfield, MA 01144-1013

Trudy A. Fearon                                one Monarch Place
Sr. Registered Options                         1414 Main Street
Principal                                      Springfield, MA 01144-1013


Dennis L. Reyhons                              1295 State Street
Regional Supervisor/South                      Springfield, MA 01111

Nicholas J. Orphan                             245 Peach Tree Center Ave.
Regional Supervisor/South                      Suite 2330
                                               Atlanta, GA 30303

                         MML INVESTORS SERVICES, INC.                    Page 2
                            OFFICERS AND DIRECTORS

Name and Position
with Co-Underwriter                            Principal Business Address
-------------------                            --------------------------
William L. Tindall                             1295 State Street
Chief Pension Management                       Springfield, MA 01111
Field Force Supervisor

Robert W. Kumming                              1295 State Street
Regional Pension Management                    Springfield, MA 01111
Supervisor (East/Central)

Peter J. Zummo                                 1295 State Street
Regional Pension Management                    Springfield, MA 01111
Supervisor (South/West)

Bruce Lukowiak                                 6263 North Scottsdale Rd.
Regional Supervisor/West                       Suite 222
                                               Scottsdale, AZ 85250

Robert Burke                                   One Lincoln Centre
Regional Supervisor/Central                    Suite 1490
                                               Oak Brook Terrace, IL
                                               60181-4271

Lawrence V. Burkett                            1295 State Street
Chairman of the Board                          Springfield, MA 01111
of Directors

Peter Cuozzo, CLU, ChFC                        1295 State Street
Director                                       Springfield, MA 01111

John B. Davies                                 1295 State Street
Director                                       Springfield, MA 01111

Daniel J. Fitzgerald                           1295 State Street
Director                                       Springfield, MA 01111

Maureen R. Ford                                140 Garden Street
Director                                       Hartford, CT 01654

Gary T. Huffman                                1295 State Street
Director                                       Springfield, MA 01111

Isadore Jermyn, FIA, ASA                       1295 State Street
Director                                       Springfield, MA 01111

Susan Alfano                                   1295 State Street
Director                                       Springfield, MA 01111

Anne Melissa Dowling                           140 Garden Street
Director                                       Hartford, CT 01654


       (c) See the section captioned "Service Arrangements and Distribution" in the Statement of Additional Information.

Item 30.       Location of Accounts and Records
               --------------------------------

               All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through a full service agreement between itself and ALLIANCE-ONE Services, L.P., 301 West Eleventh Street, Kansas City, Missouri 64105.

Item 31.       Management Related Services
               ---------------------------

               None

Item 32.       Undertakings
               ------------

       (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

       (b) Registrant undertakes to include either: (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information; or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Registrant affirms that the Separate Account meets the definition of a separate account under the Investment Company Act of 1940.

       (e) Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the flexible purchase payment individual variable annuity contracts described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has caused this Post-Effective Amendment No. 3 to Registration Statement No. 33-83798 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 21st day of April, 1997.

     MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 3

     MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
     (Depositor)


     By: /s/ Thomas B. Wheeler*
        -------------------------------------
     Thomas B. Wheeler, Chief Executive Officer
     Massachusetts Mutual Life Insurance Company


/s/ Richard M. Howe       On April 21, 1997, as Attorney-in-Fact pursuant to
-------------------       powers of attorney filed herewith.
*Richard M. Howe

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to Registration Statement No. 33-83798 has been signed by the following persons in the capacities and on the duties indicated.


    Signature                            Title                                          Date
    ---------                            ------                                         ----
/s/ Thomas B. Wheeler*           Chief Executive Officer and                  April 21, 1997
---------------------------      Chairman of the Board
Thomas B. Wheeler


/s/ John J. Pajak*               President, Chief Operating Officer            April 21, 1997
---------------------------      and Director
John J. Pajak


/s/ Daniel J. Fitzgerald*        Executive Vice President,                     April 21, 1997
---------------------------      Chief Financial Officer &
Daniel J. Fitzgerald             Chief Accounting Officer


/s/ Roger G. Ackerman*           Director                                      April 21, 1997
---------------------------
Roger G. Ackerman


/s/ James R. Birle*              Director                                      April 21, 1997
---------------------------
James R. Birle


/s/ Frank C. Carlucci, III*      Director                                      April 21, 1997
---------------------------
Frank C. Carlucci, III


/s/ Gene Chao*                   Director                                      April 21, 1997
---------------------------
Gene Chao, Ph.D


/s/ Patricia Diaz Dennis*        Director                                      April 21, 1997
---------------------------
Patricia Diaz Dennis


/s/ Anthony Downs*               Director                                            April 21, 1997
---------------------------
Anthony Downs


/s/ James L. Dunlap*             Director                                            April 21, 1997
---------------------------
James L. Dunlap


/s/ William B. Ellis*            Director                                             April 21, 1997
---------------------------
William B. Ellis, Ph.D.


/s/ Robert M. Furek*             Director                                            April 21, 1997
---------------------------
Robert M. Furek


/s/ Charles K. Gifford*          Director                                            April 21, 1997
---------------------------
Charles K. Gifford


/s/ William N. Griggs*           Director                                            April 21, 1997
---------------------------
William N. Griggs


/s/ George B. Harvey*            Director                                            April 21, 1997
---------------------------
George B. Harvey


/s/ Barbara B. Hauptfuhrer*      Director                                            April 21, 1997
---------------------------
Barbara B. Hauptfuhrer


/s/ Sheldon B. Lubar*            Director                                            April 21, 1997
---------------------------
Sheldon B. Lubar


/s/ William B. Marx, Jr.*        Director                                            April 21, 1997
---------------------------
William B. Marx, Jr.


/s/ John F. Maypole*             Director                                            April 21, 1997
---------------------------
John F. Maypole


/s/ Donald F. McCullough*        Director                                            April 21, 1997
---------------------------
Donald F. McCullough


/s/ Alfred M. Zeien*             Director                                            April 21, 1997
---------------------------
Alfred M. Zeien


/s/ Richard M. Howe           On April 21, 1997, as Attorney-in-Fact pursuant to
---------------------------   powers of attorney filed herewith.
*Richard M. Howe

                                  EXHIBIT LIST


Exhibit 10      (i)  Written consent of Coopers & Lybrand L.L.P., independent accountants.
                (ii) Powers of Attorney

Exhibit 14      Financial Data Schedule